UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5867
Oppenheimer Multi-State Municipal Trust
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2010

Item 1. Reports to Stockholders.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	20.4%
Hospital/Health Care	15.9
Airlines	10.5
Sales Tax Revenue	6.3
Water Utilities	6.3
Highways/Commuter Facilities	4.9
Electric Utilities	4.3
Adult Living Facilities	4.3
Higher Education	3.8
Marine/Aviation Facilities	3.6
Portfolio holdings are subject to change. Percentages are as of January 31, 2010, and are based on total assets.

Credit Allocation

AAA	12.5%
AA	12.4
A	14.9
BBB	33.5
BB or lower	26.7
Credit allocations are subject to change. Percentages are based on the total market value of investments as of January 31, 2010. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the Manager that, in the Manager’s judgment, are similar to those of nationally recognized statistical rating organizations; they represented 17.32% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer New Jersey Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/1/94. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/1/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2009	January 31, 2010	January 31, 2010

Actual
Class A	$1,000.00	$1,181.20	$7.39
Class B	1,000.00	1,176.00	12.02
Class C	1,000.00	1,176.60	11.63

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.45	6.84
Class B	1,000.00	1,014.22	11.13
Class C	1,000.00	1,014.57	10.77
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.34%
Class B	2.18
Class C	2.11
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

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20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—120.8%
New Jersey—89.2%
$445,000	Atlantic County, NJ Utilities Authority Solid Waste[1]	7.125%	03/01/2016	$444,947
3,755,000	Bayonne, NJ Parking Authority (City Parking)[1]	5.000	06/15/2027	3,070,050
6,065,000	Bayonne, NJ Redevel. Agency[1]	7.625	04/01/2038	6,702,189
485,000	Bayonne, NJ Redevel. Agency (Royal Caribbean)[1]	4.750	11/01/2016	403,447
10,000	Bergen County, NJ HDC[1]	6.750	10/01/2018	10,022
75,000	Bergen County, NJ Utilities Authority[2]	5.500	12/15/2016	75,259
20,000	Berkeley, NJ HFC (Bayville Hsg.)[1]	5.750	08/01/2014	20,051
3,000,000	Burlington County, NJ Bridge Commission Economic Devel. (The Evergreens)[1]	5.625	01/01/2038	2,558,250
335,000	Camden County, NJ PCFA (Camden County Energy Recovery Associates)	7.500	12/01/2010	335,080
220,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2018	232,661
25,000	Essex County, NJ Improvement Authority (Mt. Carmel Towers)[1]	4.850	11/01/2032	24,359
20,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2023	20,009
105,000	Essex County, NJ Improvement Authority (Sportsplex)[1]	5.625	10/01/2027	105,030
740,000	Gloucester County, NJ HDC (Colonial Park)[1]	6.200	09/15/2011	740,126
5,000	Gloucester County, NJ Utilities Authority[1]	5.125	01/01/2013	5,018
3,860,000	Hudson County, NJ Solid Waste Improvement Authority (Koppers Site)[1]	6.125	01/01/2029	3,225,648
1,000,000	Hudson County, NJ Solid Waste Improvement Authority, Series 1[1]	6.000	01/01/2029	823,400
5,000	Jackson, NJ Township Municipal Utilities Authority[1]	5.500	12/01/2015	5,010
25,000	Middlesex County, NJ Improvement Authority (Edison Township)[2]	5.650	09/15/2011	25,106
765,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2015	437,067
500,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2020	281,135
2,535,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.000	01/01/2032	1,428,219
1,100,000	Middlesex County, NJ Improvement Authority (Heldrich Center Hotel)[1]	5.125	01/01/2037	621,280
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	20,024
50,000	Newark, NJ Hsg. Authority (Lock Street Urban Renewal Partnership)[1]	6.400	01/20/2034	51,040
2,250,000	Newark, NJ Hsg. Authority (South Ward Police Facility)[1]	6.750	12/01/2038	2,532,375
2,045,000	NJ EDA (American Airlines)	7.100	11/01/2031	1,591,930
3,060,000	NJ EDA (Applewood Estates)[1]	5.000	10/01/2035	2,429,426
50,000	NJ EDA (Bristol Glen)[1]	5.750	07/01/2029	43,678
F1 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$1,045,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500%		07/01/2018	$963,323
25,000	NJ EDA (Cadbury at Cherry Hill)[1]	5.500		07/01/2028	19,943
10,000	NJ EDA (Cigarette Tax)[1]	5.625		06/15/2017	10,002
25,000	NJ EDA (Consumers New Jersey Water Company)[1]	5.100		09/01/2032	21,927
580,000	NJ EDA (Continental Airlines)[1]	5.500		04/01/2028	368,126
17,590,000	NJ EDA (Continental Airlines)[1]	6.250		09/15/2019	16,534,776
4,375,000	NJ EDA (Continental Airlines)[1]	6.250		09/15/2029	3,845,669
7,240,000	NJ EDA (Continental Airlines)[1]	6.400		09/15/2023	6,635,894
3,940,000	NJ EDA (Continental Airlines)[1]	6.625		09/15/2012	3,883,422
11,430,000	NJ EDA (Continental Airlines)[1]	7.000		11/15/2030	10,970,171
9,475,000	NJ EDA (Continental Airlines)[1]	9.000		06/01/2033	9,947,329
5,000,000	NJ EDA (Converted Organics of Woodbridge)	8.000		08/01/2027	3,175,600
3,100,000	NJ EDA (Cranes Mill)[1]	5.100		06/01/2027	2,687,111
160,000	NJ EDA (Dept. of Human Services)[1]	6.250		07/01/2024	166,130
115,000	NJ EDA (Devereux Foundation)[1]	5.450		05/01/2027	114,999
2,999,948	NJ EDA (Empowerment Zone-Cumberland)[3,4]	7.750		08/01/2021	1,604,582
6,000,000	NJ EDA (GMT Realty)[1]	6.875		01/01/2037	4,879,980
25,000	NJ EDA (Greater New York Councils Boy Scouts of America)[1]	5.450		09/01/2023	25,007
100,000	NJ EDA (Hackensack Water Company)[1]	5.800		03/01/2024	100,077
425,000	NJ EDA (Hackensack Water Company)[1]	5.900		03/01/2024	425,043
18,440,000	NJ EDA (Hamilton Care)[1]	6.650		11/01/2037	16,116,376
10,000	NJ EDA (Hillcrest Health Service)	7.250	[5]	01/01/2018	6,700
4,115,000	NJ EDA (Kapkowski Road Landfill)[1]	6.500		04/01/2031	4,086,483
90,000	NJ EDA (Keswick Pines)[1]	5.600		01/01/2012	90,029
100,000	NJ EDA (Keswick Pines)[1]	5.750		01/01/2024	88,137
40,000	NJ EDA (Kullman Associates)[1]	6.125		06/01/2018	34,251
130,000	NJ EDA (Kullman Associates)[1]	6.750		07/01/2019	117,308
160,000	NJ EDA (Leisure Park)[1]	5.875		12/01/2027	136,973
810,000	NJ EDA (Lions Gate)[1]	5.750		01/01/2025	710,313
1,345,000	NJ EDA (Lions Gate)[1]	5.875		01/01/2037	1,072,261
30,000	NJ EDA (Manchester Manor)[1]	6.700		08/01/2022	30,047
1,000,000	NJ EDA (Marcus L. Ward Home)[1]	5.750		11/01/2024	1,000,720
1,200,000	NJ EDA (Marcus L. Ward Home)[1]	5.800		11/01/2031	1,182,384
2,280,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	5.500		06/01/2031	2,276,968
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500		04/01/2031	89,376
1,100,000	NJ EDA (Middlesex Water Company)[1]	5.250		02/01/2029	1,018,941
770,000	NJ EDA (Middlesex Water Company)[1]	5.350		02/01/2038	726,364
5,000	NJ EDA (New Jersey American Water Company)[1]	5.250		11/01/2032	4,709
2,800,000	NJ EDA (New Jersey American Water Company)[1]	5.250		07/01/2038	2,529,156
F2 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

New Jersey Continued
$150,000	NJ EDA (New Jersey American Water Company)[1]	5.350%	06/01/2023	$150,435
4,735,000	NJ EDA (New Jersey American Water Company)[1]	5.375	05/01/2032	4,314,153
5,000,000	NJ EDA (New Jersey American Water Company)[1]	5.700	10/01/2039	4,952,200
11,915,000	NJ EDA (New Jersey American Water Company)[1]	5.950	11/01/2029	11,913,689
1,395,000	NJ EDA (New Jersey American Water Company)[1]	6.000	05/01/2036	1,358,897
7,465,000	NJ EDA (New Jersey American Water Company)[1]	6.875	11/01/2034	7,468,583
125,000	NJ EDA (New Jersey Natural Gas Company)[1]	5.000	12/01/2038	113,989
30,000	NJ EDA (New Jersey Transit Corp.)[2]	5.750	12/15/2017	30,112
10,000	NJ EDA (New Jersey Transit Corp.)[2]	5.750	12/15/2017	10,037
400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2027	355,008
700,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	574,504
3,995,000	NJ EDA (Nui Corp.)[1]	5.250	11/01/2033	3,368,984
15,000	NJ EDA (Nui Corp.)[1]	5.250	11/01/2033	13,283
5,780,000	NJ EDA (Pingry School)[1]	5.000	11/01/2038	4,573,425
295,000	NJ EDA (Public Service Electric and Gas)[1]	6.400	05/01/2032	295,239
1,165,000	NJ EDA (Reformed Church Ministries to the Aging The Particulare Synod Mid-Atlantics)[1]	5.375	12/01/2018	1,037,421
10,080,000	NJ EDA (School Facilities Construction)[6]	5.125	03/01/2028	10,486,829
36,180,000	NJ EDA (School Facilities Construction)[6]	5.125	03/01/2030	37,196,839
3,715,000	NJ EDA (St. Francis Life Care Corp.)[1]	5.700	10/01/2017	3,708,276
2,230,000	NJ EDA (St. Francis Life Care Corp.)[1]	5.750	10/01/2023	2,063,597
10,000	NJ EDA (The Presbyterian Home at Montgomery)[1]	6.250	11/01/2020	9,435
115,000	NJ EDA (The Presbyterian Home at Montgomery)[1]	6.375	11/01/2031	101,065
20,000	NJ EDA (United Methodist Homes of New Jersey)[1]	5.125	07/01/2018	18,840
5,000	NJ EDA (United Methodist Homes of New Jersey)[1]	7.100	07/01/2010	4,996
25,000	NJ EDA (United Methodist Homes of New Jersey)[1]	7.200	07/01/2010	25,019
2,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250	11/15/2026	2,117,475
3,500,000	NJ EDA Retirement Community (Seabrook Village)[1]	5.250	11/15/2036	2,812,985
625,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	5.250	07/01/2032	576,994
17,000,000	NJ Educational Facilities Authority (Fairleigh Dickinson University), Series D1	6.000	07/01/2025	17,202,980
5,000	NJ Educational Facilities Authority (Jersey City State College)[1]	6.250	07/01/2010	5,022
5,000	NJ Educational Facilities Authority (Stevens Institute of Technology)[1]	5.000	07/01/2018	5,427
475,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.150	07/01/2020	439,166
750,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.375	07/01/2025	674,213
F3 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$565,000	NJ Health Care Facilities Financing Authority (Avalon at Hillsborough)[1]	6.625%		07/01/2035	$481,600
5,245,000	NJ Health Care Facilities Financing Authority (Bayonne Hospital)[1]	6.250		07/01/2012	5,244,318
38,900,000	NJ Health Care Facilities Financing Authority (CHE/MM/MC Obligated Group)[1]	0.983	[7]	11/15/2033	25,469,775
50,000	NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)[1]	5.500		07/01/2017	50,026
35,000	NJ Health Care Facilities Financing Authority (CoMC/KMCC Obligated Group)[1]	5.500		07/01/2027	34,118
7,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300		07/01/2023	6,857,060
750,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.300		11/01/2026	627,098
1,000,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375		11/01/2036	748,540
1,260,000	NJ Health Care Facilities Financing Authority (Holy Name Hospital)[1]	5.000		07/01/2036	1,056,082
5,485,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.750		07/01/2019	5,493,063
50,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.200		07/01/2019	44,524
435,000	NJ Health Care Facilities Financing Authority (Palisades Medical Center)[1]	5.250		07/01/2028	340,814
1,391,484	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,3]	5.125		07/01/2018	14
5,599,967	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,3]	5.125		07/01/2028	56
131,226	NJ Health Care Facilities Financing Authority (Pascack Valley Hospital Assoc.)[2,3]	6.625		07/01/2036	1
1,000,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2014	987,340
9,830,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250		07/01/2027	8,996,416
25,000	NJ Health Care Facilities Financing Authority (Society of the Valley Hospital)[1]	5.375		07/01/2025	23,730
10,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2023	8,468
70,000	NJ Health Care Facilities Financing Authority (Somerset Medical Center)[1]	5.500		07/01/2033	52,431
37,955,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	6.250	[5]	07/01/2030	7,558,359
F4 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

New Jersey Continued
$45,000	NJ Health Care Facilities Financing Authority (St. Barnabas)[1]	5.000%	07/01/2024	$38,969
10,000,000	NJ Health Care Facilities Financing Authority (St. Joseph’s Hospital & Medical Center)[1]	6.625	07/01/2038	10,066,500
500,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital/Margaret McLaughlin McCarrick Care Center Obligated Group)[1]	6.875	07/01/2020	502,420
1,050,000	NJ Health Care Facilities Financing Authority (St. Peter’s University Hospital/Margaret McLaughlin McCarrick Care Center Obligated Group)[1]	6.875	07/01/2030	1,052,510
50,000	NJ Health Care Facilities Financing Authority (THGS/THGSF Obligated Group)[1]	5.200	07/01/2031	42,898
2,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital)[1]	5.250	07/01/2030	1,719,440
5,880,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2030	5,055,154
3,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	6.500	07/01/2023	2,580,570
30,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.250	06/01/2018	30,321
80,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.300	06/01/2017	80,325
330,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000	06/01/2015	336,092
30,000,000	NJ Higher Education Student Assistance Authority (Student Loans)[6]	6.125	06/01/2030	31,729,523
10,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.150	06/01/2019	10,152
570,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.000	11/01/2036	543,848
125,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[1]	5.150	11/01/2030	125,070
45,000	NJ Hsg. & Mtg. Finance Agency (Multifamily)[2]	5.400	11/01/2017	45,033
10,000,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	4.550	10/01/2022	9,878,846
5,000,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	4.625	10/01/2027	4,770,100
370,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[1]	4.800	10/01/2047	334,935
4,500,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	5.000	10/01/2037	4,381,335
20,000,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	5.200	10/01/2025	20,129,101
4,965,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[6]	5.375	04/01/2030	5,055,255
2,225,000	NJ Hsg. & Mtg. Finance Agency, Series A1	4.850	11/01/2039	1,988,549
1,910,000	NJ Hsg. & Mtg. Finance Agency, Series A1	4.950	11/01/2048	1,695,622
130,000	NJ Hsg. & Mtg. Finance Agency, Series A2	5.550	05/01/2027	130,033
100,000	NJ South Jersey Port Corp.[1]	5.250	01/01/2030	97,110
17,245,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	16,140,285
F5 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Jersey Continued
$48,000,000	NJ Tobacco Settlement Financing Corp.[1]	4.625%		06/01/2026	$39,995,520
30,035,000	NJ Tobacco Settlement Financing Corp.[1]	4.750		06/01/2034	21,162,961
11,585,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	9,076,848
200,950,000	NJ Tobacco Settlement Financing Corp.	5.812	[5]	06/01/2041	10,356,963
417,450,000	NJ Tobacco Settlement Financing Corp.	6.292	[5]	06/01/2041	26,929,700
9,235,000	Port Authority NY/NJ, 127th Series[6]	5.250		12/15/2032	9,320,516
10,500,000	Port Authority NY/NJ, 143rd Series[6]	5.000		10/01/2030	10,492,965
245,000	Salem County, NJ IPCFA (Atlantic City Electric Company)[1]	5.600		11/01/2025	245,103
60,000	Salem County, NJ IPCFA (Atlantic City Electric Company)[1]	5.600		11/01/2025	60,025
1,440,000	Salem County, NJ IPCFA (Public Service Electric & Gas)[1]	5.750		04/01/2031	1,439,870
50,000	Union County, NJ Utilities Authority (County Deficiency)[1]	5.000		06/15/2028	50,174
50,000	Union County, NJ Utilities Authority (County Deficiency)[1]	5.000		06/15/2028	47,629
15,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.000		06/01/2016	15,017
1,770,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.000		06/01/2023	1,710,687
185,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.350		06/01/2023	185,013
185,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2018	185,228
350,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2019	350,392
120,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375		06/01/2020	120,089

					558,316,089

New York—2.0%
1,735,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	1,779,208
5,560,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	5,559,444
1,850,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2011	1,849,889
3,605,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	3,253,549

					12,442,090

Pennsylvania—0.0%
40,000	Delaware River Port Authority PA/NJ1	5.750		01/01/2026	40,049
U.S. Possessions—29.6%
5,070,000	Guam GO1	5.125		11/15/2027	4,527,206
1,455,000	Guam GO1	5.400		11/15/2018	1,428,941
F6 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$400,000	Guam GO1	6.750%		11/15/2029	$416,040
600,000	Guam GO1	7.000		11/15/2039	618,336
1,500,000	Guam Government Waterworks Authority & Wastewater System[1]	5.875		07/01/2035	1,466,445
3,900,000	Guam Government Waterworks Authority & Wastewater System[1]	6.000		07/01/2025	3,915,873
50,000	Guam Power Authority, Series A1	5.125		10/01/2029	46,012
395,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	355,832
4,625,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	3,411,539
300,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	275,178
1,200,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	811,296
2,955,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	2,110,845
2,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[8]	07/01/2024	2,436,850
10,000,000	Puerto Rico Aqueduct & Sewer Authority[6]	5.125		07/01/2047	9,817,083
5,200,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	4,486,040
3,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	2,621,940
26,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.031	[5]	05/15/2055	490,620
50,000	Puerto Rico Commonwealth GO1	5.000		07/01/2026	48,473
950,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	906,623
1,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	1,057,640
6,200,000	Puerto Rico Electric Power Authority, Series UU1	0.848	[7]	07/01/2025	4,681,000
20,500,000	Puerto Rico Electric Power Authority, Series UU1	0.860	[7]	07/01/2031	14,268,000
11,500,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2038	10,744,680
36,000,000	Puerto Rico Highway & Transportation Authority, Series N1	0.698	[7]	07/01/2045	21,069,000
1,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2027	929,540
5,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	4,307,200
5,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	4,307,200
9,750,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	8,299,395
10,100,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	8,532,379
5,000,000	Puerto Rico Infrastructure	7.000	[5]	07/01/2032	1,049,750
2,000,000	Puerto Rico Infrastructure	7.000	[5]	07/01/2033	386,200
975,000	Puerto Rico Infrastructure	7.000	[5]	07/01/2035	160,739
3,000,000	Puerto Rico Infrastructure	7.050	[5]	07/01/2042	297,900
400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	367,444
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	760,777
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	97,941
555,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	498,013
1,710,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	1,726,023
F7 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$205,000	Puerto Rico ITEMECF (Dr. Pila Hospital)[1]	6.250%		08/01/2032	$205,127
1,000,000	Puerto Rico ITEMECF (Polytechnic University)[1]	5.000		08/01/2032	800,890
265,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250		07/01/2024	265,231
18,350,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	14,153,539
80,000	Puerto Rico Port Authority, Series D1	6.000		07/01/2021	80,057
305,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	285,864
1,000,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	960,410
200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	214,364
1,530,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	1,411,058
11,500,000	Puerto Rico Sales Tax Financing Corp., Series A6	5.250		08/01/2057	11,340,035
1,250,000	Puerto Rico Sales Tax Financing Corp., Series A9	5.375		08/01/2039	1,234,500
3,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	3,745,700
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	14,764,050
2,950,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	2,650,575
150,000	University of V.I., Series A1	5.250		12/01/2023	149,697
710,000	University of V.I., Series A1	5.375		06/01/2034	669,090
1,000,000	University of V.I., Series A1	6.000		12/01/2024	948,190
40,000	University of V.I., Series A1	6.250		12/01/2029	37,826
40,000	V.I. HFA, Series A2	6.500		03/01/2025	40,035
5,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500		07/01/2021	5,079,800
400,000	V.I. Public Finance Authority, Series A1	5.000		10/01/2039	357,496
1,515,000	V.I. Public Finance Authority, Series A1	6.375		10/01/2019	1,545,027
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.500	[5]	05/15/2035	119,823
2,050,000	V.I. Tobacco Settlement Financing Corp.	6.875	[5]	05/15/2035	186,284
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.625	[5]	05/15/2035	265,205
175,000	V.I. Water & Power Authority[1]	5.300		07/01/2021	166,764

					185,408,630

Total Municipal Bonds and Notes (Cost $855,368,339)					756,206,858

Units		Strike Price		Expiration

Rights, Warrants, and Certificates—0.0%
652,688	Converted Organics, Inc. Wts.[10] (Cost $0)	$11.000		02/13/2012	143,591

Total Investments, at Value (Cost $855,368,339)—120.8%					756,350,449
Liabilities in Excess of Other Assets—(20.8)					(130,121,672)

Net Assets—100.0%					$626,228,777

F8 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2010 was $355,686, which represents 0.06% of the Fund’s net assets. See Note 5 of accompanying Notes.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Non-income producing security.

5.	Zero coupon bond reflects effective yield on the date of purchase.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7.	Represents the current interest rate for a variable or increasing rate security.

8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9.	When-issued security or delayed delivery to be delivered and settled after January 31, 2010. See Note 1 of accompanying Notes.

10.	Received as the result of a conversion.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1— unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2— inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3— significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$558,316,089	$—	$558,316,089
New York	—	12,442,090	—	12,442,090
Pennsylvania	—	40,049	—	40,049
U.S. Possessions	—	185,408,630	—	185,408,630
Rights, Warrants, and Certificates	143,591	—	—	143,591

Total Assets	$143,591	$756,206,858	$—	$756,350,449

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
F9 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below:

CHE	Catholic Health East
CoMC	Community Medical Center
DRIVERS	Derivative InverseTax Exempt Receipts
EDA	Economic Devel. Authority
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IPCFA	Industrial Pollution Control Financing Authority
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KMCC	Kensington Manor Care Center
MC	Mccauley Center
MM	Mercy Medical
NY/NJ	New York/New Jersey
PA/NJ	Pennsylvania/New Jersey
PCFA	Pollution Control Finance Authority
RITES	Residual/Interest Tax Exempt Security
ROLs	Residual Option Longs
SEAM	Sociedad Espanola de Auxilio Mutuo
TASC	Tobacco Settlement Asset-Backed Bonds
THGS	The House of the Good Shepard
THGSF	The House of the Good Shepard Foundation
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2010

Assets
Investments, at value (cost $855,368,339)—see accompanying statement of investments	$756,350,449
Cash	468,177
Receivables and other assets:
Interest	8,422,928
Investments sold	1,440,103
Shares of beneficial interest sold	919,519
Other	395,838

Total assets	767,997,014

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	120,780,000
Payable on borrowings (See Note 6)	17,400,000
Shares of beneficial interest redeemed	1,492,227
Investments purchased (including $1,211,363 purchased on a when-issued or delayed delivery basis)	1,242,109
Dividends	529,847
Trustees’ compensation	84,163
Distribution and service plan fees	75,114
Transfer and shareholder servicing agent fees	24,292
Shareholder communications	15,374
Interest expense on borrowings	4,843
Other	120,268

Total liabilities	141,768,237

Net Assets	$626,228,777

Composition of Net Assets
Paid-in capital	$775,193,858
Accumulated net investment income	7,294,649
Accumulated net realized loss on investments	(57,241,840)
Net unrealized depreciation on investments	(99,017,890)

Net Assets	$626,228,777

F11 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $409,962,782 and 41,405,959 shares of beneficial interest outstanding)	$9.90
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.39
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,240,273 and 3,856,226 shares of beneficial interest outstanding)	$9.92
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $178,025,722 and 17,964,862 shares of beneficial interest outstanding)	$9.91
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2010

Investment Income
Interest	$24,609,297
Other income	479

Total investment income	24,609,776

Expenses
Management fees	1,652,670
Distribution and service plan fees:
Class A	296,020
Class B	178,079
Class C	784,722
Transfer and shareholder servicing agent fees:
Class A	86,005
Class B	21,739
Class C	49,914
Shareholder communications:
Class A	10,223
Class B	2,452
Class C	5,083
Borrowing fees	991,520
Interest expense and fees on short-term floating rate notes issued (See Note 1)	849,695
Interest expense on borrowings	52,377
Trustees’ compensation	8,916
Custodian fees and expenses	3,256
Other	63,426

Total expenses	5,056,097
Less waivers and reimbursements of expenses	(29,123)

Net expenses	5,026,974

Net Investment Income	19,582,802

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(2,989,677)
Net change in unrealized depreciation on investments	82,608,532

Net Increase in Net Assets Resulting from Operations	$99,201,657

See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2010	July 31,
	(Unaudited)	2009

Operations
Net investment income	$19,582,802	$38,238,190
Net realized loss	(2,989,677)	(29,157,553)
Net change in unrealized depreciation	82,608,532	(75,259,531)

Net increase (decrease) in net assets resulting from operations	99,201,657	(66,178,894)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(12,092,884)	(23,337,815)
Class B	(1,006,380)	(2,253,792)
Class C	(4,487,221)	(8,447,046)

	(17,586,485)	(34,038,653)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(4,652,441)	(39,552,338)
Class B	(4,178,624)	(8,320,135)
Class C	1,672,868	(3,873,039)

	(7,158,197)	(51,745,512)

Net Assets
Total increase (decrease)	74,456,975	(151,963,059)
Beginning of period	551,771,802	703,734,861

End of period (including accumulated net investment income of $7,294,649 and $5,298,332, respectively)	$626,228,777	$551,771,802

See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$99,201,657
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(46,720,368)
Proceeds from disposition of investment securities	81,663,208
Short-term investment securities, net	7,927,445
Premium amortization	375,943
Discount accretion	(4,084,091)
Net realized loss on investments	2,989,677
Net change in unrealized depreciation on investments	(82,608,532)
Increase in interest receivable	(312,701)
Increase in receivable for securities sold	(1,435,103)
Increase in other assets	(32,450)
Increase in payable for securities purchased	1,137,055
Decrease in other liabilities	(77,397)

Net cash provided by operating activities	58,024,343

Cash Flows from Financing Activities
Proceeds from bank borrowings	74,400,000
Payments on bank borrowings	(117,900,000)
Proceeds from short-term floating rate notes issued	9,455,000
Proceeds from shares sold	53,266,996
Payments on shares redeemed	(70,849,628)
Cash distributions paid	(6,469,548)

Net cash used in financing activities	(58,097,180)
Net decrease in cash	(72,837)
Cash, beginning balance	541,014

Cash, ending balance	$468,177

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $10,895,560.
Cash paid for interest on bank borrowings—$75,544.
Cash paid for interest on short-term floating rate notes issued—$849,695.
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.63	$10.00	$11.98	$11.90	$12.03	$10.76

Income (loss) from investment operations:
Net investment income[1]	.32	.61	.57	.52	.55	.62
Net realized and unrealized gain (loss)	1.23	(1.42)	(2.01)	.09	(.09)	1.32

Total from investment operations	1.55	(.81)	(1.44)	.61	.46	1.94

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.56)	(.54)	(.53)	(.59)	(.67)

Net asset value, end of period	$9.90	$8.63	$10.00	$11.98	$11.90	$12.03

Total Return, at Net Asset Value[2]	18.12%	(7.63)%	(12.20)%	5.13%	3.93%	18.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$409,963	$361,113	$467,974	$591,238	$371,295	$200,831

Average net assets (in thousands)	$405,439	$352,897	$526,573	$486,782	$287,248	$133,634

Ratios to average net assets:[3]
Net investment income	6.56%	7.40%	5.20%	4.32%	4.67%	5.41%
Expenses excluding interest and fees on short-term floating rate notes issued	1.08%	1.67%	0.84%	0.82%	0.90%	0.91%
Interest and fees on short-term floating rate notes issued[4]	0.27%	0.51%	0.70%	0.62%	0.63%	0.35%

Total expenses	1.35%	2.18%	1.54%	1.44%	1.53%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.34%	2.18%	1.54%	1.44%	1.47%	1.06%

Portfolio turnover rate	8%	14%	31%	18%	19%	7%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.65	$10.02	$11.99	$11.91	$12.05	$10.78

Income (loss) from investment operations:
Net investment income[1]	.28	.54	.48	.43	.47	.54
Net realized and unrealized gain (loss)	1.23	(1.43)	(1.99)	.08	(.11)	1.31

Total from investment operations	1.51	(.89)	(1.51)	.51	.36	1.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.48)	(.46)	(.43)	(.50)	(.58)

Net asset value, end of period	$9.92	$8.65	$10.02	$11.99	$11.91	$12.05

Total Return, at Net Asset Value[2]	17.60%	(8.39)%	(12.81)%	4.30%	3.03%	17.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,240	$37,076	$52,981	$73,579	$73,887	$62,399

Average net assets (in thousands)	$39,257	$39,035	$61,772	$75,560	$68,065	$56,755

Ratios to average net assets:[3]
Net investment income	5.73%	6.56%	4.39%	3.55%	3.93%	4.74%
Expenses excluding interest and fees on short-term floating rate notes issued	1.92%	2.52%	1.64%	1.61%	1.69%	1.68%
Interest and fees on short-term floating rate notes issued[4]	0.27%	0.51%	0.70%	0.62%	0.63%	0.35%

Total expenses	2.19%	3.03%	2.34%	2.23%	2.32%	2.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.18%	3.03%	2.34%	2.23%	2.24%	1.83%

Portfolio turnover rate	8%	14%	31%	18%	19%	7%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.64	$10.01	$11.99	$11.91	$12.04	$10.77

Income (loss) from investment operations:
Net investment income[1]	.28	.55	.48	.43	.46	.53
Net realized and unrealized gain (loss)	1.24	(1.43)	(2.00)	.09	(.09)	1.32

Total from investment operations	1.52	(.88)	(1.52)	.52	.37	1.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.49)	(.46)	(.44)	(.50)	(.58)

Net asset value, end of period	$9.91	$8.64	$10.01	$11.99	$11.91	$12.04

Total Return, at Net Asset Value[2]	17.66%	(8.35)%	(12.87)%	4.33%	3.14%	17.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$178,026	$153,583	$182,780	$230,415	$138,581	$70,128

Average net assets (in thousands)	$173,129	$144,708	$202,047	$188,557	$104,423	$40,717

Ratios to average net assets:[3]
Net investment income	5.79%	6.63%	4.43%	3.55%	3.90%	4.57%
Expenses excluding interest and fees on short-term floating rate notes issued	1.85%	2.46%	1.61%	1.58%	1.66%	1.67%
Interest and fees on short-term floating rate notes issued[4]	0.27%	0.51%	0.70%	0.62%	0.63%	0.35%

Total expenses	2.12%	2.97%	2.31%	2.20%	2.29%	2.02%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.11%	2.97%	2.31%	2.20%	2.23%	1.82%

Portfolio turnover rate	8%	14%	31%	18%	19%	7%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal
F19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies Continued
exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed
F20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$1,211,363
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $120,780,000 as of January 31, 2010, which represents 15.73% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity
F21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2010, municipal bond holdings with a value of $179,362,477 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $120,780,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,520,000	NJ EDA ROLs[3]	12.732%	3/1/28	$2,926,829
9,045,000	NJ EDA ROLs[3]	12.732	3/1/30	10,061,839
7,950,000	NJ Higher Education Assistance Authority (Student Loans) ROLs	17.969	6/1/30	9,679,523
2,500,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.018	10/1/27	2,270,100
2,485,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	8.310	4/1/30	2,575,255
2,250,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS	7.668	10/1/37	2,131,335
6,665,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) RITES[3]	11.898	10/1/25	6,794,101
2,840,000	NJ Hsg. & Mtg. Finance Agency ROLs[3]	13.028	10/1/22	2,718,846
2,305,000	Port Authority NY/NJ, 238th Series ROLs	15.935	12/15/32	2,390,516
5,250,000	Port Authority NY/NJ, 3205th Series	7.688	10/1/30	5,242,965
4,995,000	Puerto Rico Aqueduct & Sewer Authority ROLs	7.925	7/1/47	4,812,083
F22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,875,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.450%	8/1/57	$2,715,035
3,500,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.020	8/1/57	4,264,050

				$58,582,477

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F10 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $74,315,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of January 31, 2010 is as follows:

Cost	$5,442,423
Market Value	$1,604,653
Market Value as a % of Net Assets	0.26%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended June 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 31, 2009, the Fund had available for federal income tax purposes post-October losses of $26,595,205 and unused capital loss carryforwards as follows:

Expiring

2010	$1,401,537
2012	115,750
2014	34,199
2016	1,646,477
2017	18,113,753

Total	$21,311,716

As of January 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $50,896,598 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
     The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other
F24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$862,322,140

Gross unrealized appreciation	$20,704,644
Gross unrealized depreciation	(126,676,335)

Net unrealized depreciation	$(105,971,691)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$2,294
Payments Made to Retired Trustees	6,327
Accumulated Liability as of January 31, 2010	51,525
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
F25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	3,805,987	$36,700,298	7,688,444	$64,119,263
Dividends and/or distributions reinvested	784,223	7,581,549	1,793,924	14,627,633
Redeemed	(5,018,140)	(48,934,288)	(14,426,064)	(118,299,234)

Net decrease	(427,930)	$(4,652,441)	(4,943,696)	$(39,552,338)

F26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class B
Sold	153,549	$1,474,505	440,979	$3,678,061
Dividends and/or distributions reinvested	64,480	623,666	175,807	1,430,440
Redeemed	(650,494)	(6,276,795)	(1,616,788)	(13,428,636)

Net decrease	(432,465)	$(4,178,624)	(1,000,002)	$(8,320,135)

Class C
Sold	1,577,017	$15,266,016	3,613,638	$29,497,258
Dividends and/or distributions reinvested	278,160	2,690,345	631,561	5,135,506
Redeemed	(1,667,018)	(16,283,493)	(4,724,645)	(38,505,803)

Net increase (decrease)	188,159	$1,672,868	(479,446)	$(3,873,039)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$46,720,368	$81,663,208
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2010, the Fund paid $159,731 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate
F27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$2,074,177
Class C	3,052,884
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
		Contingent	Contingent	Contingent
	Class A	Deferred Sales	Deferred Sales	Deferred Sales
	Front-End Sales	Charges	Charges	Charges
Six Months	Charges Retained	Retained by	Retained by	Retained by
Ended	by Distributor	Distributor	Distributor	Distributor

January 31, 2010	$70,906	$2,150	$43,498	$5,869
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in
F28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2010, the Manager reimbursed the Fund $29,123 for legal costs and fees. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2315% as of January 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2010 equal 0.34% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
F29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings Continued
As of January 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2315%. Details of the borrowings for the six months ended January 31, 2010 are as follows:

Average Daily Loan Balance	$32,613,043
Average Daily Interest Rate	0.301%
Fees Paid	$1,045,626
Interest Paid	$75,544
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of
F30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend against the suits brought against the Fund and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

THIS PAGE INTENTIONALLY LEFT BLANK.
F32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load New Jersey municipal debt funds including funds advised by the Manager and funds advised by other investment advisers. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 5, 2009 (the most recent date available before the June 2009 Board meeting) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other New Jersey municipal debt funds and other funds with comparable asset levels and distribution
22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

features. The Board noted that the Fund’s total expenses are lower than its peer group median although its contractual and actual management fees are higher than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

MANAGEMENT COMMENTARIES
An Interview with Your Fund’s Portfolio Managers
SEMIANNUAL REPORT
Listing of Top Holdings
Listing of Investments
Financial Statements
OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/ Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families.
Source: “Best Mutual- Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Tobacco—Master Settlement Agreement	19.0%
Hospital/ Health Care	16.8
Higher Education	8.2
Single Family Housing	7.1
Adult Living Facilities	4.7
Building Products	4.3
Sales Tax Revenue	3.3
General Obligation	3.1
Electric Utilities	3.0
Energy Equipment & Services	2.8
Portfolio holdings are subject to change. Percentages are as of January 31, 2010, and are based on total assets.

Credit Allocation
AAA	12.0%
AA	21.2
A	10.3
BBB	36.0
BB or lower	20.5
Credit allocations are subject to change. Percentages are based on the total market value of investments as of January 31, 2010. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the Manager that, in the Manager’s judgment, are similar to those of nationally recognized statistical rating organizations they represented 18.11% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment - grade ratings.
15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Pennsylvania Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 9/18/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2009	January 31, 2010	January 31, 2010

Actual
Class A	$1,000.00	$1,176.60	$7.65
Class B	1,000.00	1,170.60	12.26
Class C	1,000.00	1,171.20	11.82

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.20	7.10
Class B	1,000.00	1,013.96	11.38
Class C	1,000.00	1,014.37	10.97
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.39%
Class B	2.23
Class C	2.15
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—120.5%
Pennsylvania—85.9%
$1,200,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport)[1]	6.000%		01/01/2014	$1,214,340
10,000	Allegheny County, PA COP[1]	5.000		12/01/2028	10,010
24,750,000	Allegheny County, PA GO1	0.738	[2]	11/01/2026	20,257,875
130,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.375		11/15/2022	132,196
75,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.500		11/15/2032	75,205
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2025	72,193
25,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125		05/01/2029	21,924
3,150,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.125		04/01/2035	2,616,548
3,600,000	Allegheny County, PA HDA (Ohio Valley General Hospital)[1]	5.450		01/01/2028	3,266,712
55,000	Allegheny County, PA HDA (Pittsburgh Mercy Health System)[1]	5.625		08/15/2026	58,626
19,338	Allegheny County, PA HDA (The Covenant at South Hills)[3,4,5]	7.700		02/01/2009	—
19,338	Allegheny County, PA HDA (The Covenant at South Hills)[3,4,5]	7.800		02/01/2009	—
1,187,347	Allegheny County, PA HDA (The Covenant at South Hills)[3,4,5]	8.625		02/01/2021	12
235,922	Allegheny County, PA HDA (The Covenant at South Hills)[3,4,5]	8.750		02/01/2031	2
21,095,000	Allegheny County, PA HDA (UPMC Health System)[1]	1.008	[2]	02/01/2037	15,088,199
5,000	Allegheny County, PA HDA (UPMC Health System)[4]	5.000		11/01/2016	5,031
10,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.000		12/15/2018	10,002
20,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.000		11/01/2023	20,054
10,265,000	Allegheny County, PA HDA (WPAHS/AG/Forbes Health System/WPH/WPAON Obligated Group)[1]	5.000		11/15/2028	7,818,543
50,000	Allegheny County, PA HEBA (Chatham College)[1]	5.250		11/15/2019	50,019
8,000,000	Allegheny County, PA HEBA (Chatham College)[1]	5.750		11/15/2035	7,999,200
910,000	Allegheny County, PA HEBA (Chatham College)[1]	5.850		03/01/2022	925,652
1,000,000	Allegheny County, PA HEBA (Chatham College)[1]	5.950		03/01/2032	1,007,340
2,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900		10/15/2028	2,508,175
15,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		05/01/2028	15,249
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000		10/15/2038	1,970,160
115,000	Allegheny County, PA HEBA (Thiel College)[1]	5.375		11/15/2019	102,123
110,000	Allegheny County, PA HEBA (Thiel College)[1]	5.375		11/15/2029	87,900
3,245,000	Allegheny County, PA HEBA (Waynesburg College)[1]	4.800		05/01/2036	2,833,566
F1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$10,000	Allegheny County, PA IDA (ARC Allegheny Foundation)[1]	5.000%	12/01/2028	$9,079
1,000,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	951,760
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,124,575
1,360,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	1,194,556
2,090,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	2,010,267
23,750,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	20,203,650
280,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	6.875	11/01/2017	281,604
80,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	80,855
1,760,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,754,914
1,355,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,368,062
1,760,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,784,834
5,000	Beaver County, PA Hospital Authority (Valley Health System)[1]	5.000	05/15/2028	5,004
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[6]	5.500	11/01/2031	13,670,345
40,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[1]	6.400	01/01/2012	32,197
4,140,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[1]	6.900	01/01/2022	3,336,302
7,135,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[1]	7.000	01/01/2034	5,752,665
50,000	Blair County, PA IDA (The Village at Penn State Retirement Community)[3,5]	10.000	01/01/2012	2,785
1,180,000	Bonneauville Borough, PA Municipal Authority[1]	5.250	06/01/2037	1,100,610
2,000,000	Bonneauville Borough, PA Municipal Authority[1]	5.300	06/01/2043	1,821,940
4,720,000	Bradford County, PA IDA (International Paper Company)[1]	4.700	03/01/2019	4,405,082
5,500,000	Bradford County, PA IDA (International Paper Company)[1]	5.200	12/01/2019	5,325,980
1,000,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	6.200	05/01/2019	955,850
10,000	Bucks County, PA IDA (Chandler Hall Health Care Facility)[1]	6.300	05/01/2029	8,799
1,000,000	Bucks County, PA IDA (Lutheran Community Telford Center)[1]	5.750	01/01/2027	864,210
8,255,000	Bucks County, PA IDA (Pennsylvania Suburban Water Company)[1]	5.550	09/01/2032	8,277,123
F2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$80,000	Bucks County, PA IDA (USX Corp.)[1]	5.600%	03/01/2033	$79,999
2,000,000	Butler County, PA Hospital Authority (Butler Health System)[1]	7.250	07/01/2039	2,197,440
5,000	Butler County, PA Hospital Authority (Butler Memorial Hospital)[1]	5.250	07/01/2012	5,014
75,000	Butler County, PA Hospital Authority (Butler Memorial Hospital)[1]	5.250	07/01/2016	75,207
145,000	Butler County, PA Hospital Authority (Butler Memorial Hospital)[1]	5.250	07/01/2016	145,400
480,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	450,528
880,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	795,142
100,000	Cambridge, PA Area Joint Authority[1]	5.250	12/01/2021	100,012
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	2,541,112
25,000	Carbondale, PA Hsg. Corp.[1]	8.125	05/01/2019	25,018
3,995,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2044	4,144,892
900,000	Chartiers Valley, PA Industrial and Commercial Devel. Authority (Asbury Health Center)[1]	5.750	12/01/2022	799,686
2,330,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	2,351,506
8,750,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2031	8,593,988
245,000	Chester County, PA H&EFA (Devereaux Foundation)[4]	5.500	05/01/2027	245,453
25,000	Chester County, PA H&EFA (Immaculata College)[1]	5.300	10/15/2011	25,012
30,000	Chester County, PA H&EFA (Immaculata College)[1]	5.400	10/15/2012	30,015
65,000	Chester County, PA H&EFA (Immaculata College)[1]	5.600	10/15/2018	62,399
25,000	Chester County, PA H&EFA (Immaculata College)[1]	5.625	10/15/2027	22,093
45,000	Chester County, PA H&EFA (Jefferson Health System)[1]	5.250	05/15/2022	45,124
10,000,000	Chester County, PA H&EFA (Jefferson Health System)[1]	5.375	05/15/2027	10,019,600
23,915,000	Chester County, PA IDA (Aqua Pennsylvania)[6]	5.000	02/01/2041	22,550,659
1,100,000	Chester County, PA IDA (Collegium Charter School)[1]	5.000	04/15/2022	894,619
7,595,000	Chester County, PA IDA (Collegium Charter School)[1]	5.500	04/15/2031	5,860,986
120,000	Chester Guaranteed Host Community, PA, Series B	5.800	12/01/2013	120,028
15,000	Clarion County, PA Hospital Authority (Clarion Hospital)[1]	5.750	07/01/2017	15,010
1,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2027	863,960
12,000,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Ministries)[1]	5.000	01/01/2036	9,530,880
1,000,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2020	949,330
1,950,000	Cumberland County, PA Municipal Authority (Presbyterian Homes)[1]	5.000	12/01/2021	1,836,686
6,605,000	Delaware County, PA Authority (Cabrini College)[1]	5.500	07/01/2024	6,501,434
F3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$60,000	Delaware County, PA Authority (CCMC)[1]	5.300%	12/01/2027	$51,438
15,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.375	12/01/2018	14,373
25,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	6.250	12/15/2022	28,060
25,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	6.250	12/15/2031	28,060
2,500,000	Delaware County, PA Authority (CCMC/CKHS/DCMH Obligated Group)[1]	5.000	12/15/2026	2,087,375
120,000	Delaware County, PA Authority (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)[1]	5.375	11/15/2023	128,869
1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2025	1,226,503
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	290,114
2,530,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2031	2,541,714
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,034,890
3,000,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	3,171,990
11,055,000	Delaware County, PA IDA (Aqua Pennsylvania)[6]	5.000	11/01/2037	10,512,791
18,705,000	Delaware County, PA IDA (Aqua Pennsylvania)[6]	5.000	11/01/2038	17,721,389
4,500,000	Delaware County, PA IDA (Naamans Creek)[1]	7.000	12/01/2036	4,096,350
45,000	Delaware County, PA IDA (Philadelphia Suburban Water Company)[1]	5.350	10/01/2031	45,085
45,000	Delaware County, PA IDA (Philadelphia Suburban Water Company)[1]	6.000	06/01/2029	45,118
50,000	Delaware River Port Authority PA/NJ1	5.000	01/01/2026	50,004
25,000	Derry Township, PA Municipal Authority[1]	5.100	12/01/2020	25,021
15,000	East Hempfield Township, PA IDA (Homestead Village)[1]	6.375	11/01/2023	13,621
4,000,000	Erie County, PA Hospital Authority (St. Vincents Health)[1]	7.000	07/01/2027	4,012,160
140,000	Erie County, PA IDA (International Paper Company)[1]	5.000	11/01/2018	135,554
10,000	Erie County, PA IDA (International Paper Company)[1]	5.850	12/01/2020	10,000
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500	03/15/2038	2,859,720
2,240,000	Erie-Western PA Port Authority[1]	5.125	06/15/2016	2,353,501
5,585,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000	09/01/2019	5,414,434
45,000	Franklin County, PA IDA (The Chambersburg Hospital)[1]	5.000	07/01/2022	42,895
10,000	Gettysburg, PA Municipal Authority (Gettysburg College)[1]	5.000	08/15/2023	10,027
575,000	Harveys Lake, PA General Municipal Authority (Misericordia University)[1]	6.000	05/01/2019	560,228
7,080,000	Horsham, PA Industrial and Commercial Devel. Authority (Pennsylvania LTC)[1]	6.000	12/01/2037	5,703,648
90,000	Indiana County, PA IDA Pollution Control (Metropolitan Edison Company)[1]	5.950	05/01/2027	89,995
F4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$115,000	Indiana County, PA IDA Pollution Control (PSEG Power LLC)[1]	5.850%	06/01/2027	$114,741
1,530,000	Jefferson County, PA GO1	5.625	06/01/2028	1,537,482
5,075,000	Jefferson County, PA GO1	5.875	06/01/2035	5,089,007
25,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community)[1]	5.700	09/01/2018	23,127
20,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community)[1]	5.750	09/01/2023	17,101
25,000	Lancaster County, PA Hospital Authority (St. Anne’s Home for the Aged)[1]	6.500	04/01/2015	25,027
10,000	Latrobe, PA IDA (St. Vincent College)[1]	5.375	05/01/2013	10,565
10,000	Latrobe, PA IDA (St. Vincent College)[1]	5.375	05/01/2018	10,023
35,000	Latrobe, PA IDA (St. Vincent College)[1]	5.700	05/01/2031	34,279
13,665,000	Lawrence County, PA IDA (Shenango Presbyterian Center)[1]	5.625	11/15/2037	10,590,922
1,020,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	6.000	12/15/2023	954,292
1,060,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	7.625	11/01/2021	1,085,048
750,000	Lehigh County, PA GPA (Bible Fellowship Church Home)[1]	7.750	11/01/2033	754,208
410,000	Lehigh County, PA GPA (Desales University)[1]	5.125	12/15/2023	393,649
1,265,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	5.800	11/01/2012	1,170,226
8,190,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	6,235,375
2,000,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2018	1,522,680
1,100,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	738,914
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)	6.000	11/01/2023	2,418,264
115,000	Lehigh County, PA GPA (Lehigh Valley Hospital)[1]	5.625	07/01/2015	115,186
10,000	Luzerne County, PA Flood Protection Authority[1]	5.000	01/15/2023	10,002
5,000,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	4,895,400
22,500,000	Luzerne County, PA IDA (Pennsylvania-American Water)[6]	5.100	09/01/2034	21,527,550
10,000	Luzerne County, PA IDA (Pennsylvania-American Water)[1]	5.100	09/01/2034	9,568
2,730,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.000	10/01/2020	2,347,472
2,900,000	McKean County, PA Hospital Authority (Bradford Hospital)[1]	5.250	10/01/2030	2,235,871
595,000	Millcreek, PA Richland Joint Authority[1]	5.250	08/01/2022	587,491
855,000	Millcreek, PA Richland Joint Authority[1]	5.375	08/01/2027	827,230
1,000,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	930,520
2,445,000	Millcreek, PA Richland Joint Authority[1]	5.500	08/01/2037	2,275,121
75,000	Monroe County, PA Hospital Authority (Pocono Medical Center)[1]	5.625	01/01/2032	72,210
10,000	Montgomery County, PA HEHA (Abington Memorial Hospital)	5.000	06/01/2028	9,673
F5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

Pennsylvania Continued
$20,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.125%	06/01/2027	$19,806
20,000	Montgomery County, PA HEHA (Abington Memorial Hospital)[1]	5.125	06/01/2032	19,240
110,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	102,757
50,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	44,301
80,000	Montgomery County, PA HEHA (Holy Redeemer Physician & Ambulatory Services)[1]	5.250	10/01/2023	78,014
880,000	Montgomery County, PA IDA (ACTS Retirement Life Community)[1]	5.250	11/15/2028	825,924
270,000	Montgomery County, PA IDA (Pennsylvania-American Water Company)[1]	5.050	06/01/2029	255,625
3,840,000	Montgomery County, PA IDA (Wordsworth Academy)[1]	8.000	09/01/2024	3,841,267
1,000,000	Mount Lebanon, PA Hospital Authority (St. Claire Memorial Hospital)[1]	5.625	07/01/2032	1,002,520
200,000	New Morgan, PA IDA (Browning-Ferris Industries)[1]	6.500	04/01/2019	199,982
2,085,000	New Wilmington, PA Municipal Authority (Westminster College)[1]	5.000	05/01/2027	1,943,199
85,000	Northampton County, PA IDA (Moravian Hall Square)[4]	5.350	07/01/2010	85,221
25,000	Northampton County, PA IDA (Moravian Hall Square)[4]	5.550	07/01/2014	25,036
40,000	Northampton County, PA IDA (Moravian Hall Square)[1]	5.700	07/01/2020	40,000
830,000	Northumberland County, PA IDA (Aqua Pennsylvania)[1]	5.050	10/01/2039	762,006
1,205,000	Northumberland County, PA IDA (NHS Youth Services)[1]	5.500	02/15/2033	895,195
1,770,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.500	02/15/2029	1,755,752
3,740,000	Northumberland County, PA IDA (NHS Youth Services)[1]	7.750	02/15/2029	3,766,030
11,400,000	PA EDFA (30th Street Garage)[1]	5.875	06/01/2033	10,810,620
10,000,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	10,549,800
50,000	PA EDFA (Amtrak)[1]	6.000	11/01/2011	51,439
250,000	PA EDFA (Amtrak)[1]	6.125	11/01/2021	252,455
5,005,000	PA EDFA (Amtrak)[1]	6.250	11/01/2031	5,054,600
12,475,000	PA EDFA (Amtrak)[1]	6.375	11/01/2041	12,617,964
40,000,000	PA EDFA (Bionol Clearfield)[1]	8.500	07/15/2015	33,078,400
500,000	PA EDFA (Fayette Thermal)[1]	5.250	12/01/2016	399,020
35,000	PA EDFA (Fayette Thermal)[1]	5.500	12/01/2021	25,140
14,700,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	10,296,909
5,000,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	3,554,850
5,400,000	PA EDFA (Northampton Generating)	6.500	01/01/2013	2,991,384
21,800,000	PA EDFA (Northampton Generating)	6.600	01/01/2019	12,017,032
500,000	PA EDFA (Northampton Generating)[3,4]	6.875	01/01/2011	147,500
F6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value

Pennsylvania Continued
$12,000,000	PA EDFA (Northampton Generating)[3]	6.950%	01/01/2021	$3,865,680
45,000	PA EDFA (Northwestern Human Services)[1]	5.125	06/01/2018	40,095
3,000,000	PA EDFA (Northwestern Human Services)[1]	5.250	06/01/2028	2,364,330
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,082,380
1,675,000	PA EDFA (Reliant Energy)[1]	6.750	12/01/2036	1,697,780
1,450,000	PA EDFA (Reliant Energy)[1]	6.750	12/01/2036	1,469,720
44,825,000	PA EDFA (USG Corp.)[1]	6.000	06/01/2031	36,864,528
4,870,000	PA EDFA (Waste Management)[1]	5.100	10/01/2027	4,737,000
30,000,000	PA Geisinger Authority Health System, Series A6	5.250	06/01/2039	30,890,850
50,000	PA HEFA (Allegheny College)[1]	5.000	11/01/2026	50,010
755,000	PA HEFA (Allegheny Delaware Valley Obligated Group)[1]	5.700	11/15/2011	754,162
3,185,000	PA HEFA (Allegheny Delaware Valley Obligated Group)[1]	5.875	11/15/2021	3,057,823
1,025,000	PA HEFA (Assoc. of Independent Colleges & Universities)[1]	5.125	05/01/2032	898,443
100,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	5.000	07/01/2028	70,585
115,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2032	115,408
55,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.800	09/01/2025	55,612
1,475,000	PA HEFA (College of Science & Agriculture)[1]	5.350	04/15/2028	1,275,492
1,460,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.650	04/15/2025	1,346,368
815,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2029	731,120
220,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.750	04/15/2034	193,204
3,210,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800	04/15/2030	2,888,968
3,385,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.800	04/15/2033	3,010,247
55,000	PA HEFA (Drexel University)[1]	5.750	05/01/2022	55,182
4,000,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	3,820,600
5,500,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	5,103,505
5,825,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	5,447,715
4,000,000	PA HEFA (Elizabethtown College)[1]	5.000	12/15/2027	3,857,720
130,000	PA HEFA (Frontier II)[1]	5.125	04/01/2033	113,790
2,000,000	PA HEFA (La Salle University)[1]	5.000	05/01/2037	1,859,460
50,000	PA HEFA (La Salle University)[1]	5.500	05/01/2034	50,128
1,490,000	PA HEFA (Marywood University)[1]	5.125	06/01/2029	1,375,494
1,100,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.600	11/15/2010	1,098,548
70,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	69,992
F7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Pennsylvania Continued
$35,085,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875%		11/15/2016	$35,081,141
9,740,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875		11/15/2021	9,351,082
250,000	PA HEFA (Philadelphia University)[1]	5.000		06/01/2035	233,650
3,000,000	PA HEFA (Philadelphia University)[1]	5.125		06/01/2025	2,866,260
2,000,000	PA HEFA (Philadelphia University)[1]	5.250		06/01/2032	1,832,660
2,005,000	PA HEFA (Philadelphia University)[1]	5.500		06/01/2020	2,115,516
105,000	PA HEFA (St. Francis University)[1]	5.750		11/01/2023	98,351
3,925,000	PA HEFA (St. Francis University)[1]	6.250		11/01/2018	3,944,036
60,000	PA HEFA (University of the Arts)[1]	5.500		03/15/2020	60,009
2,000,000	PA HEFA (University of the Arts)[1]	5.625		03/15/2025	1,999,860
25,000	PA HEFA (University of the Arts)[1]	5.750		03/15/2030	24,763
100,000	PA HEFA (UPMC Health System)[1]	5.000		08/01/2029	100,546
30,000	PA HEFA (UPMC Health System)[1]	6.000		01/15/2031	30,923
650,000	PA HEFA (Widener University)[1]	5.000		07/15/2026	613,067
100,000	PA HEFA (Widener University)[1]	5.250		07/15/2024	100,339
70,000	PA HEFA (Widener University)[1]	5.400		07/15/2036	66,688
11,105,000	PA HFA (Single Family Mtg.)[6]	4.700		10/01/2037	10,131,309
35,000	PA HFA (Single Family Mtg.)[1]	4.700		10/01/2037	31,812
33,935,000	PA HFA (Single Family Mtg.), Series 100A6	5.350		10/01/2033	34,173,218
14,780,000	PA HFA (Single Family Mtg.), Series 102A6	5.500		10/01/2034	15,009,755
1,265,000	PA HFA (Single Family Mtg.), Series 102A1	5.500		10/01/2034	1,284,658
9,180,000	PA HFA (Single Family Mtg.), Series 61A6	5.450		10/01/2021	9,185,646
25,000	PA HFA (Single Family Mtg.), Series 62A1	5.200		10/01/2011	25,026
560,000	PA HFA (Single Family Mtg.), Series 63A1	5.448	[7]	04/01/2030	179,340
60,000	PA HFA (Single Family Mtg.), Series 64[1]	5.000		10/01/2017	60,031
5,000	PA HFA (Single Family Mtg.), Series 66A4	5.650		04/01/2029	5,000
18,000,000	PA HFA (Single Family Mtg.), Series 72A6	5.350		10/01/2031	18,020,970
190,000	PA HFA (Single Family Mtg.), Series 72A1	5.350		10/01/2031	190,220
11,400,000	PA HFA (Single Family Mtg.), Series 73A6	5.350		10/01/2022	11,524,374
11,020,000	PA HFA (Single Family Mtg.), Series 74B6	5.150		10/01/2022	11,139,787
30,350,000	PA HFA (Single Family Mtg.), Series 96A6	4.700		10/01/2037	27,639,528
4,260,000	PA HFA (Single Family Mtg.), Series 97A1	5.500		10/01/2032	4,377,789
9,000,000	PA HFA (Single Family Mtg.), Series 99A6	5.250		10/01/2032	9,034,430
12,845,000	PA HFA (Single Family Mtg.), Series 99A6	5.300		10/01/2037	12,680,150
1,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2020	1,195,994
1,400,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2023	1,274,420
2,245,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2025	1,977,980
3,265,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2026	2,837,840
900,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2027	773,037
F8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$2,510,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000%	12/01/2028	$2,147,907
1,470,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000	12/01/2030	1,248,309
24,615,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[6]	6.000	06/01/2029	26,795,101
50,000	PA St. Mary Hospital Authority (Franciscan Health)[1]	7.000	06/15/2015	50,135
15,000	PA State Public School Building Authority (Butler College)[1]	5.400	07/15/2012	15,172
5,000	PA State Public School Building Authority (Chester Upland School District)[1]	5.150	11/15/2026	5,144
300,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital)[1]	6.250	01/01/2032	300,036
5,000	Patterson Township, PA Municipal Authority[4]	5.500	04/15/2011	5,012
135,000	Philadelphia, PA Airport[1]	5.375	06/15/2015	135,927
15,000	Philadelphia, PA Airport, Series B1	5.250	06/15/2031	14,753
5,000	Philadelphia, PA Authority for Industrial Devel.[1]	5.250	10/01/2030	5,432
6,510,000	Philadelphia, PA Authority for Industrial Devel. (Aero Philadelphia)[1]	5.500	01/01/2024	4,829,639
3,870,000	Philadelphia, PA Authority for Industrial Devel. (Air Cargo)[1]	7.500	01/01/2025	3,639,464
25,000	Philadelphia, PA Authority for Industrial Devel. (American College of Physicians)[1]	6.000	06/15/2030	25,957
1,150,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[1]	5.500	11/15/2018	940,390
786,000	Philadelphia, PA Authority for Industrial Devel. (Baptist Home of Philadelphia)[1]	5.600	11/15/2028	493,883
20,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.600	04/01/2012	20,014
35,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	5.700	04/01/2015	35,004
450,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.750	04/01/2023	433,634
2,600,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	6.875	04/01/2034	2,357,498
2,750,000	Philadelphia, PA Authority for Industrial Devel. (First Mtg.-CPAP)[1]	6.125	04/01/2019	1,629,760
30,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.000	07/01/2019	30,016
10,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.125	07/01/2020	10,047
115,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.250	07/01/2028	111,691
5,000,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport), Series A1	5.400	07/01/2022	5,030,750
F9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250%	05/01/2033	$1,562,690
1,370,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.000	01/01/2015	1,369,356
1,580,000	Philadelphia, PA Authority for Industrial Devel. (Stapeley Germantown)[1]	5.125	01/01/2021	1,316,630
2,105,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Arbor House)[1]	6.100	07/01/2033	1,944,978
780,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (GIH/PPAM)[1]	5.125	07/01/2016	729,620
1,860,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Miriam and Robert M. Rieder House)[1]	6.100	07/01/2033	1,718,603
3,000,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	2,428,530
1,745,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Robert Saligman House)[1]	6.100	07/01/2033	1,612,345
25,000	Philadelphia, PA Gas Works[1]	5.000	07/01/2014	25,061
15,000	Philadelphia, PA Gas Works[1]	5.000	07/01/2026	15,008
1,210,000	Philadelphia, PA H&HEFA (Centralized Comprehensive Human Services)[1]	7.250	01/01/2021	1,183,041
19,420,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	5.500	07/01/2026	17,314,289
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,055,700
5,000	Philadelphia, PA New Public Housing Authority[1]	5.000	04/01/2012	5,399
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,004
1,000,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2023	869,720
1,500,000	Philadelphia, PA Redevel. Authority (Beech Student Hsg. Complex), Series A1	5.625	07/01/2028	1,255,560
165,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	172,318
2,580,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.000	10/01/2023	2,567,848
4,100,000	Philadelphia, PA Redevel. Authority (Pavilion Apartments)[1]	6.250	10/01/2032	3,964,700
9,395,000	Philadelphia, PA Redevel. Authority (Residential Mtg.)[1]	4.750	12/01/2028	8,858,170
10,000	Pittsburgh & Allegheny County, PA Public Auditorium Authority[1]	5.000	02/01/2024	10,001
50,000	Pittsburgh & Allegheny County, PA Public Auditorium Authority[1]	5.000	02/01/2029	48,101
40,000	Pittsburgh & Allegheny County, PA Public Auditorium Authority[1]	5.250	02/01/2031	39,006
2,985,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	3,031,656
20,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.200	10/01/2020	20,076
30,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	5.250	10/01/2029	30,051
775,000	Pittsburgh, PA Urban Redevel. Authority, Series A1	6.250	10/01/2028	782,952
F10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Pennsylvania Continued
$10,000	Pittsburgh, PA Urban Redevel. Authority, Series A4	7.250%	02/01/2024	$10,015
40,000	Pittsburgh, PA Urban Redevel. Authority, Series B1	5.350	10/01/2022	40,436
60,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	60,043
25,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.700	04/01/2030	25,010
35,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.900	10/01/2022	35,034
750,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.950	10/01/2029	750,480
5,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	7.125	08/01/2013	5,011
30,000	Potter County, PA Hospital Authority (Charles Cole Memorial Hospital)[1]	5.250	08/01/2028	27,256
120,000	Potter County, PA Hospital Authority (Charles Cole Memorial Hospital)[1]	6.050	08/01/2024	119,999
1,000,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.500	07/01/2018	964,070
390,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.500	07/01/2018	375,987
4,170,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.625	07/01/2024	3,735,152
235,000	Pottsville, PA Hospital Authority (Pottsville Hospital & Warne Clinic)[1]	5.625	07/01/2024	211,695
30,000	Sayre, PA Health Care Facilities Authority (Guthrie Healthcare System)[1]	5.750	12/01/2021	30,642
10,000	Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS Obligated Group)[1]	5.000	11/01/2028	10,013
2,100,000	Scranton, PA Parking Authority[1]	5.250	06/01/2034	1,897,098
8,500,000	Scranton, PA Parking Authority[1]	5.250	06/01/2039	7,430,445
145,000	Scranton, PA School District[1]	5.000	04/01/2022	146,866
20,000	Scranton-Lackawanna, PA Health & Welfare Authority (Mercy Health System)[1]	5.700	01/01/2023	19,999
5,000	Sharon, PA Regional Health System Authority (SRPS/ SRHS Obligated Group)[1]	5.000	12/01/2028	4,776
245,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.000	07/01/2028	224,800
5,000	South Fork, PA Municipal Authority (Conemaugh Valley Memorial Hospital)[1]	5.375	07/01/2022	5,003
355,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[1]	5.250	07/01/2026	342,124
15,000	South Fork, PA Municipal Authority (Good Samaritan Medical Center of Johnstown)[4]	5.375	07/01/2016	15,044
100,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2028	89,005
45,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2033	37,904
140,000	Susquehanna, PA Area Regional Airport Authority[1]	5.375	01/01/2018	125,541
4,300,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500	01/01/2038	3,992,980
F11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

Pennsylvania Continued
$900,000	Susquehanna, PA Area Regional Airport Authority (Aero Harrisburg)[1]	5.500%		01/01/2024	$678,780
15,000	Union County, PA Hospital Authority (United Methodist Continuing Care Services)[1]	6.250		04/01/2012	15,008
75,000	Washington County, PA Hospital Authority (Washington Hospital)[1]	5.125		07/01/2028	68,285
8,000,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450		07/01/2035	6,609,760
550,000	Washington, PA Township Municipal Authority[1]	5.875		12/15/2023	533,929
2,475,000	Washington, PA Township Municipal Authority[1]	6.000		12/15/2033	2,297,790
1,085,000	Westmoreland County, PA IDA (Redstone Retirement Community)[1]	5.875		01/01/2032	885,664
35,000	Westmoreland County, PA Redevel. Authority (Harmon House)[1]	5.400		06/20/2028	35,204
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2027	4,778,400
5,000,000	Wilkes-Barre, PA Finance Authority (Wilkes University)[1]	5.000		03/01/2037	4,538,850
10,000	York County, PA IDA (PSEG Power)[1]	5.500		09/01/2020	10,198

					975,779,803
U.S. Possessions—34.6%
35,000	Guam GO4	5.375		11/15/2013	35,035
750,000	Guam GO1	6.750		11/15/2029	780,075
1,000,000	Guam GO1	7.000		11/15/2039	1,030,560
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	755,265
4,320,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.250		06/01/2032	3,625,430
1,500,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)[1]	5.625		06/01/2047	1,272,585
38,902,000	Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)	7.250	[7]	06/01/2057	560,578
1,000,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2017	900,840
1,000,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	827,180
600,000	Northern Mariana Islands Commonwealth, Series A1	6.750		10/01/2033	550,356
2,610,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	1,764,569
1,745,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,246,506
1,280,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	1,052,608
4,500,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[8]	07/01/2024	4,386,330
3,145,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	3,186,262
28,855,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	27,831,513
88,895,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	76,689,717
68,835,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	60,160,413
457,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.432	[7]	05/15/2050	16,872,600
F12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$136,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.325[7]	%	05/15/2055	$2,566,320
1,817,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[7]	05/15/2057	28,781,280
1,725,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	1,756,826
13,300,000	Puerto Rico Electric Power Authority, Series UU1	0.848	[2]	07/01/2025	10,041,500
31,890,000	Puerto Rico Electric Power Authority, Series UU1	0.860	[2]	07/01/2031	22,195,440
25,000	Puerto Rico Highway & Transportation Authority, Series A1	5.000		07/01/2038	22,486
445,000	Puerto Rico Highway & Transportation Authority, Series AA1	5.000		07/01/2035	405,644
325,000	Puerto Rico Highway & Transportation Authority, Series H1	5.000		07/01/2028	309,205
2,750,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	2,644,703
4,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	3,746,920
700,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	652,449
2,105,000	Puerto Rico IMEPCF (American Airlines)	6.450		12/01/2025	1,608,178
12,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	10,214,640
2,350,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	1,985,257
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500		10/01/2037	1,286,054
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	1,022,550
235,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2019	230,161
500,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	448,660
790,000	Puerto Rico ITEMECF (IEP/HESL/HECR Obligated Group)[1]	5.750		06/01/2019	394,360
26,535,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	19,745,490
1,170,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	902,433
75,000	Puerto Rico Port Authority, Series D1	7.000		07/01/2014	75,242
1,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	1,070,440
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	1,086,310
1,015,000	Puerto Rico Public Buildings Authority, Series D1	5.250		07/01/2036	936,094
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A9	5.375		08/01/2039	2,469,000
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	2,140,400
49,985,000	Puerto Rico Sales Tax Financing Corp., Series A	7.140	[7]	08/01/2034	10,036,488
22,130,000	Puerto Rico Sales Tax Financing Corp., Series C6	5.750		08/01/2057	23,338,291
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	5,164,450
1,075,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	965,888
6,645,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500		07/01/2021	6,730,654
25,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	23,158
F13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$4,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500%		07/01/2021	$4,063,840
8,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	4.700		07/01/2022	7,631,810
1,500,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	1,504,080
5,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	5,041,550
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.250	[7]	05/15/2035	2,145,638
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.500	[7]	05/15/2035	239,101
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.875	[7]	05/15/2035	377,111
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.625	[7]	05/15/2035	598,850
30,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2021	29,116
2,235,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	1,839,964
435,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	403,162

					392,399,615
Total Investments, at Value (Cost $1,448,523,391)—120.5%					1,368,179,418
Liabilities in Excess of Other Assets—(20.5)					(232,397,257)

Net Assets-10 0.0%					$1,135,782,161

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2010 was $578,361, which represents 0.05% of the Fund’s net assets. See Note 5 of accompanying Notes.

5.	Non-income producing security.

6.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

7.	Zero coupon bond reflects effective yield on the date of purchase.

8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9.	When-issued security or delayed delivery to be delivered and settled after January 31, 2010. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2010 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$975,779,789	$14	$975,779,803
U.S. Possessions	—	392,399,615	—	392,399,615

Total Assets	$—	$1,368,179,404	$14	$1,368,179,418

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services
AG	Allegheny General Hospital
ARC	Assoc. of Retarded Citizens
AUS	Allegheny United Hospital
BSVHS	Baptist/St. Vincent’s Health System
CCMC	Crozer-Chester Medical Center
CKHS	Crozer-Keystone Health System
COP	Certificates of Participation
CPAP	Crime Prevention Assoc. of Philadelphia
DCMH	Delaware County Memorial Hospital
DOCNHS	Daughters of Charity National Health Systems
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDFA	Economic Devel. Finance Authority
GIH	Germantown Interfaith Housing
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HECR	Hospital Episcopal Cristo Redentor
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HESL	Hospital Episcopal San Lucas
HFA	Housing Finance Agency
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IEP	Iglesia Episcopal Puertorriquena
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP	Medical College Of Pennsylvania
MHH	Mercy Haverford Hospital
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
PPAM	Philadelphia Presbytery Apartments of Morrisville
PSEG	Public Service Enterprise Group
ROLs	Residual Option Longs
RR	Residential Resources
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SRHS	Sharon Regional Health System
SRPS	Sharon Regional Physicians Services
TASC	Tobacco Settlement Asset-Backed Bonds
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands
WMHS	Western Maryland Health Systems
WPAHS	West Penn Allegheny Health System
WPAON	West Penn Allegheny Oncology Network
WPH	Western Pennsylvania Hospital
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2010
Assets
Investments, at value (cost $1,448,523,391)—see accompanying statement of investments	$1,368,179,418

Cash	445,180

Receivables and other assets:
Interest	16,735,497
Shares of beneficial interest sold	2,385,276
Investments sold	5,000
Other	482,961

Total assets	1,388,233,332

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	211,155,000
Payable on borrowings (See Note 6)	34,700,000
Shares of beneficial interest redeemed	2,580,931
Investments purchased (including $2,422,725 purchased on a when-issued or delayed delivery basis)	2,543,904
Dividends	977,229
Trustees’ compensation	146,351
Distribution and service plan fees	141,388
Transfer and shareholder servicing agent fees	49,103
Shareholder communications	32,705
Interest expense on borrowings	5,456
Other	119,104

Total liabilities	252,451,171

Net Assets	$1,135,782,161

Composition of Net Assets
Paid-in capital	$1,337,213,005

Accumulated net investment income	10,836,078

Accumulated net realized loss on investments	(131,922,949)

Net unrealized depreciation on investments	(80,343,973)

Net Assets	$1,135,782,161

F16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $776,286,061 and 73,319,586 shares of beneficial interest outstanding)	$10.59
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$11.12

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $72,475,328 and 6,848,232 shares of beneficial interest outstanding)	$10.58

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $287,020,772 and 27,154,400 shares of beneficial interest outstanding)	$10.57
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2010

Investment Income
Interest	$45,220,484

Other income	734

Total investment income	45,221,218

Expenses
Management fees	2,642,984

Distribution and service plan fees:
Class A	567,537
Class B	333,490
Class C	1,254,897

Transfer and shareholder servicing agent fees:
Class A	176,521
Class B	46,785
Class C	88,201

Shareholder communications:
Class A	18,197
Class B	3,737
Class C	7,880

Borrowing fees	2,193,876

Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,646,319

Interest expense on borrowings	77,313

Trustees’ compensation	15,791

Custodian fees and expenses	9,886

Other	80,822

Total expenses	9,164,236
Less waivers and reimbursements of expenses	(39,936)

Net expenses	9,124,300

Net Investment Income	36,096,918

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(2,994,780)

Net change in unrealized depreciation on investments	140,058,377

Net Increase in Net Assets Resulting from Operations	$173,160,515

See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2010	July 31,
	(Unaudited)	2009
Operations
Net investment income	$36,096,918	$68,710,661

Net realized loss	(2,994,780)	(101,498,274)

Net change in unrealized depreciation	140,058,377	(108,702,389)

Net increase (decrease) in net assets resulting from operations	173,160,515	(141,490,002)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(23,564,055)	(44,125,525)
Class B	(1,983,331)	(4,766,155)
Class C	(7,554,030)	(13,920,491)

	(33,101,416)	(62,812,171)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	5,372,127	(5,248,673)
Class B	(6,734,771)	(29,668,556)
Class C	8,805,282	(256,208)

	7,442,638	(35,173,437)

Net Assets
Total increase (decrease)	147,501,737	(239,475,610)

Beginning of period	988,280,424	1,227,756,034

End of period (including accumulated net investment income of $10,836,078 and $7,840,576, respectively)	$1,135,782,161	$988,280,424

See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$173,160,515

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(57,345,535)
Proceeds from disposition of investment securities	86,738,754
Short-term investment securities, net	(7,805,126)
Premium amortization	466,525
Discount accretion	(6,080,298)
Net realized loss on investments	2,994,780
Net change in unrealized depreciation on investments	(140,058,377)
Increase in interest receivable	(814,899)
Decrease in receivable for securities sold	6,874,595
Decrease in other assets	2,143,622
Increase in payable for securities purchased	2,543,904
Decrease in other liabilities	(1,417,581)

Net cash provided by operating activities	61,400,879

Cash Flows from Financing Activities
Proceeds from bank borrowings	124,100,000
Payments on bank borrowings	(167,900,000)
Proceeds from short-term floating rate notes issued	7,290,000
Proceeds from shares sold	88,029,412
Payments on shares redeemed	(101,412,387)
Cash distributions paid	(11,703,945)

Net cash used in financing activities	(61,596,920)

Net decrease in cash	(196,041)

Cash, beginning balance	641,221

Cash, ending balance	$445,180

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of reinvestment of dividends and distributions of $21,003,588.
Cash paid for interest on bank borrowings—$107,134.
Cash paid for interest on short-term floating rate notes issued—$1,646,319.
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.28	$11.12	$12.77	$12.75	$12.85	$11.76

Income (loss) from investment operations:
Net investment income[1]	.35	.69	.64	.59	.62	.67
Net realized and unrealized gain (loss)	1.28	(1.90)	(1.69)	.02	(.10)	1.10

Total from investment operations	1.63	(1.21)	(1.05)	.61	.52	1.77

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.32)	(.63)	(.60)	(.59)	(.62)	(.68)

Net asset value, end of period	$10.59	$9.28	$11.12	$12.77	$12.75	$12.85

Total Return, at Net Asset Value[2]	17.66%	(10.41)%	(8.42)%	4.81%	4.21%	15.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$776,286	$675,031	$816,645	$868,070	$600,716	$384,863

Average net assets (in thousands)	$755,594	$640,109	$847,089	$747,558	$484,153	$295,002

Ratios to average net assets:[3]
Net investment income	6.73%	7.53%	5.33%	4.57%	4.88%	5.35%
Expenses excluding interest and fees on short-term floating rate notes issued	1.10%	1.60%	0.81%	0.74%	0.82%	0.81%
Interest and fees on short-term floating rate notes issued[4]	0.30%	0.49%	0.60%	0.61%	0.59%	0.40%

Total expenses	1.40%	2.09%	1.41%	1.35%	1.41%	1.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.39%	2.09%	1.41%	1.35%	1.41%	1.21%

Portfolio turnover rate	5%	30%	51%	4%	19%	14%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.28	$11.12	$12.76	$12.75	$12.85	$11.76

Income (loss) from investment operations:
Net investment income[1]	.31	.60	.54	.49	.53	.57
Net realized and unrealized gain (loss)	1.27	(1.89)	(1.68)	.01	(.10)	1.11

Total from investment operations	1.58	(1.29)	(1.14)	.50	.43	1.68

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.55)	(.50)	(.49)	(.53)	(.59)

Net asset value, end of period	$10.58	$9.28	$11.12	$12.76	$12.75	$12.85

Total Return, at Net Asset Value[2]	17.06%	(11.16)%	(9.07)%	3.93%	3.41%	14.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$72,475	$69,650	$119,418	$179,266	$196,704	$189,643

Average net assets (in thousands)	$73,521	$78,974	$148,180	$193,167	$193,225	$173,663

Ratios to average net assets:[3]
Net investment income	5.88%	6.66%	4.51%	3.81%	4.14%	4.62%
Expenses excluding interest and fees on short-term floating rate notes issued	1.94%	2.40%	1.60%	1.52%	1.59%	1.59%
Interest and fees on short-term floating rate notes issued[4]	0.30%	0.49%	0.60%	0.61%	0.59%	0.40%

Total expenses	2.24%	2.89%	2.20%	2.13%	2.18%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.23%	2.89%	2.20%	2.13%	2.18%	1.99%

Portfolio turnover rate	5%	30%	51%	4%	19%	14%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$9.27	$11.11	$12.75	$12.73	$12.83	$11.75

Income (loss) from investment operations:
Net investment income[1]	.31	.61	.55	.49	.52	.57
Net realized and unrealized gain (loss)	1.27	(1.89)	(1.68)	.02	(.09)	1.10

Total from investment operations	1.58	(1.28)	(1.13)	.51	.43	1.67

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.56)	(.51)	(.49)	(.53)	(.59)

Net asset value, end of period	$10.57	$9.27	$11.11	$12.75	$12.73	$12.83

Total Return, at Net Asset Value[2]	17.12%	(11.11)%	(9.05)%	4.02%	3.41%	14.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$287,021	$243,599	$291,693	$322,869	$220,256	$133,569

Average net assets (in thousands)	$276,879	$227,214	$309,446	$274,274	$174,354	$96,508

Ratios to average net assets:[3]
Net investment income	5.95%	6.74%	4.56%	3.80%	4.10%	4.56%
Expenses excluding interest and fees on short-term floating rate notes issued	1.86%	2.37%	1.58%	1.50%	1.58%	1.59%
Interest and fees on short-term floating rate notes issued[4]	0.30%	0.49%	0.60%	0.61%	0.59%	0.40%

Total expenses	2.16%	2.86%	2.18%	2.11%	2.17%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.15%	2.86%	2.18%	2.11%	2.17%	1.99%

Portfolio turnover rate	5%	30%	51%	4%	19%	14%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign
F24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining
F25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed
Delivery Basis Transactions

Purchased securities	$2,422,725
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $211,155,000 as of January 31, 2010, which represents 15.21% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset
F26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2010, municipal bond holdings with a value of $325,546,143 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $211,155,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,250,000	Berks County, PA Municipal Authority ROLs	16.619%	11/1/31	$3,920,345
7,980,000	Chester County, PA IDA (Water Facilities Authority)[3]	9.288	2/1/41	6,615,659
3,690,000	Delaware County, PA IDA ROLs[3]	10.912	11/1/37	3,147,791
6,240,000	Delaware County, PA IDA ROLs[3]	10.918	11/1/38	5,256,389
7,500,000	Luzerne County, PA IDA (Water Facility) ROLs[3]	11.586	9/1/34	6,527,550
9,000,000	PA Austin Trust Various States Inverse Certificates	8.371	10/1/31	9,020,970
7,390,000	PA Austin Trust Various States Inverse Certificates	8.631	10/1/34	7,619,755
7,820,000	PA Austin Trust Various States Inverse Certificates	8.374	10/1/33	7,929,871
7,500,000	PA Geisinger Authority Health System DRIVERS	15.425	6/1/39	8,390,850
5,700,000	PA HFA (Single Family Mtg.) DRIVERS	8.274	10/1/22	5,824,374
5,510,000	PA HFA (Single Family Mtg.) DRIVERS	7.216	10/1/22	5,629,787
2,295,000	PA HFA (Single Family Mtg.) ROLs	16.835	10/1/21	2,300,646
4,320,000	PA HFA (Single Family Mtg.) ROLs[3]	8.563	10/1/32	4,354,430
6,365,000	PA HFA (Single Family Mtg.) ROLs	16.646	10/1/37	9,148,478
5,075,000	PA HFA (Single Family Mtg.) ROLs[3]	15.064	10/1/33	5,203,347
3,750,000	PA HFA (Single Family Mtg.) ROLs[3]	14.220	10/1/37	3,585,150
6,415,000	PA HFA (Single Family Mtg.) ROLs[3]	10.758	10/1/37	4,837,359
6,155,000	PA Southcentral General Authority (Hanover Hospital) ROLs	17.844	6/1/29	8,335,101
5,535,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.013	8/1/57	6,743,291

				$114,391,143

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F15 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
F27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $105,365,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of January 31, 2010 is as follows:

Cost	$13,450,711
Market Value	$4,015,979
Market Value as a % of Net Assets	0.35%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 31, 2009, the Fund had available for federal income tax purposes post-October losses of $59,318,570 and unused capital loss carryforwards as follows:

Expiring

2013	$1,195,731
2016	3,710,588
2017	48,870,545

Total	$53,776,864

As of January 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $116,090,214 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,453,312,249

Gross unrealized appreciation	$52,967,314
Gross unrealized depreciation	(138,100,145)

Net unrealized depreciation	$(85,132,831)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended
F29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
January 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$4,057
Payments Made to Retired Trustees	10,667
Accumulated Liability as of January 31, 2010	86,921
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	5,749,825	$59,324,451	15,579,306	$139,183,042
Dividends and/or
distributions reinvested	1,441,858	14,931,923	3,275,494	28,958,010
Redeemed	(6,590,352)	(68,884,247)	(19,560,021)	(173,389,725)

Net increase (decrease)	601,331	$5,372,127	(705,221)	$(5,248,673)

Class B
Sold	491,872	$5,092,490	814,483	$7,347,046
Dividends and/or
distributions reinvested	123,058	1,272,943	336,886	2,975,814
Redeemed	(1,273,103)	(13,100,204)	(4,385,820)	(39,991,416)

Net decrease	(658,173)	$(6,734,771)	(3,234,451)	$(29,668,556)

Class C
Sold	2,366,888	$24,360,365	5,064,611	$44,530,477
Dividends and/or
distributions reinvested	464,319	4,798,722	1,008,767	8,888,624
Redeemed	(1,962,230)	(20,353,805)	(6,052,932)	(53,675,309)

Net increase (decrease)	868,977	$8,805,282	20,446	$(256,208)

F31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$57,345,535	$86,738,754
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2010, the Fund paid $313,650 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on
F32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$3,392,489
Class C	4,611,564
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2010	$173,746	$8,947	$50,482	$4,324
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2010, the Manager reimbursed the Fund $39,936 for legal costs and fees. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2315% as of January 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2010 equal 0.41% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2315%. Details of the borrowings for the six months ended January 31, 2010 are as follows:

Average Daily Loan Balance	$47,797,283
Average Daily Interest Rate	0.301%
Fees Paid	$1,408,758
Interest Paid	$107,134
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend against the suits brought against the Fund and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Pennsylvania municipal debt funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 5, 2009 (the most recent date available before the June 2009 Board meeting) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other Pennsylvania municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual management fees are equal to its peer group median and total expenses are lower than its peer group median, although its actual management fees are higher than its peer group median.
20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	21.1%
Airlines	15.3
Special Assessment	13.1
Hospital/Health Care	11.0
Tax Increment Financing (TIF)	4.4
Multifamily Housing	3.4
Gas Utilities	3.1
Adult Living Facilities	2.6
Marine/Aviation Facilities	2.4
Energy Equipment & Services	2.1
Portfolio holdings are subject to change. Percentages are as of January 31, 2010, and are based on total assets.

Credit Allocation

AAA	14.2%
AA	18.6
A	2.1
BBB	18.0
BB or lower	47.1
Credit allocations are subject to change. Percentages are based on the total market value of investments as of January 31, 2010. Market value, the total value of the Fund’s securities, does not include cash. Credit allocations include securities rated by national ratings organizations as well as unrated securities. Unrated securities have been assigned ratings by the Manager that, in the Manager’s judgment, are similar to these of nationally recognized statistical rating organizations; they represented 40.63% of the Fund’s investments at the end of this reporting period. All ratings are shown as the equivalent S&P rating. AAA, AA, A and BBB are investment-grade ratings.
15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester National Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.8000.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 10/1/93. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 10/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2009	January 31, 2010	January 31, 2010

Actual
Class A	$1,000.00	$1,257.40	$8.33
Class B	1,000.00	1,253.00	13.24
Class C	1,000.00	1,253.10	12.73

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,017.85	7.45
Class B	1,000.00	1,013.51	11.84
Class C	1,000.00	1,013.96	11.38
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2010 are as follows:

Class	Expense Ratios

Class A	1.46%
Class B	2.32
Class C	2.23
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—125.9%
Alabama—0.9%
$14,165,000	AL HFA (Single Family)[1]	5.450%		10/01/2032	$14,357,230
15,000	AL HFA (South Bay Apartments)[2]	5.950		02/01/2033	15,339
7,665,000	AL IDA Solid Waste Disposal (Pine City Fiber Company)[2]	6.450		12/01/2023	5,783,166
16,120,000	AL IDA Solid Waste Disposal (Pine City Fiber Company)[2]	6.450		12/01/2023	12,162,379
9,175,000	AL Space Science Exhibit Finance Authority[2]	6.000		10/01/2025	7,395,601
10,000	Alexander City, AL GO2	5.625		05/01/2021	9,856
1,810,000	Andalusia-Opp, AL Airport Authority[2]	5.000		08/01/2026	1,402,768
7,050,000	Governmental Utility Services Corp. of Moody, AL2	7.500		03/01/2038	5,707,116
25,000	Mobile, AL Industrial Devel. Board (International Paper Company)[2]	6.450		05/15/2019	25,264
2,200,000	Rainbow City, AL Special Health Care Facilities Financing Authority (Regency Pointe)[3,4]	8.250		01/01/2031	1,607,804
10,000	Selma, AL Industrial Devel. Board (International Paper Company)[2]	6.000		05/01/2025	9,901
7,220,000	Tuscaloosa, AL Educational Building Authority (Stillman College)[2]	5.000		06/01/2026	6,217,359

					54,693,783

Alaska—0.2%
20,000	AK HFC, Series A-1[2]	6.100		06/01/2030	20,019
40,000	AK Industrial Devel. & Export Authority (Snettisham)[5]	6.000		01/01/2014	40,274
2,250,000	AK Industrial Devel. and Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)	6.150		08/01/2031	1,109,633
1,650,000	AK Industrial Devel. and Export Authority Community Provider (Boys & Girls Home)[2]	5.875		12/01/2027	1,321,931
500,000	AK Industrial Devel. and Export Authority Community Provider (Boys & Girls Home)[2]	6.000		12/01/2036	351,605
5,000,000	AK Northern Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2032	3,804,500
10,000,000	AK Northern Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2046	6,752,500
31,850,000	AK Northern Tobacco Securitization Corp. (TASC)	6.125	[6]	06/01/2046	1,364,454
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.375	[6]	06/01/2046	791,220

					15,556,136

Arizona—3.4%
162,650,000	AZ Health Facilities Authority (Banner Health System)[1]	0.979	[7]	01/01/2037	106,959,385
3,000,000	Buckeye, AZ Watson Road Community Facilities District[2]	5.750		07/01/2022	2,575,920
5,000,000	Buckeye, AZ Watson Road Community Facilities District[2]	6.000		07/01/2030	4,010,000
9,422,832	East San Luis, AZ Community Facilities District Special Assessment (Area One)[2]	6.375		01/01/2028	7,610,916
4,512,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)	8.500		01/01/2028	4,281,933
F1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$305,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.450%	07/15/2021	$280,085
810,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.625	07/15/2025	721,208
900,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.800	07/15/2030	798,588
1,015,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	5.900	07/15/2022	957,713
335,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	6.125	07/15/2027	309,510
500,000	Estrella Mountain Ranch, AZ Community Facilities District[2]	6.200	07/15/2032	459,245
1,382,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[2]	6.000	07/01/2017	1,267,736
1,260,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[2]	6.375	07/01/2022	1,089,862
3,135,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[2]	6.750	07/01/2032	2,543,958
500,000	Gladden Farms, AZ Community Facilities District[2]	5.500	07/15/2031	387,950
1,000,000	Goodyear, AZ IDA Water and Sewer (Litchfield Park Service Company)[2]	6.750	10/01/2031	908,750
3,900,000	Maricopa County, AZ IDA (Christian Care Apartments)[2]	6.500	01/01/2036	3,543,111
1,885,000	Maricopa County, AZ IDA (Immanuel Campus Care)[2]	8.500	04/20/2041	1,717,461
355,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750	11/01/2018	325,713
500,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	6.750	05/01/2031	389,685
3,685,000	Maricopa County, AZ IDA (Sun King Apartments)[2]	9.500	11/01/2031	3,039,425
456,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[2]	5.250	07/01/2024	363,058
368,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[2]	5.250	07/01/2024	292,994
926,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[2]	5.300	07/01/2030	685,305
1,125,000	Palm Valley, AZ Community Facility District No. 3[2]	5.300	07/15/2031	863,910
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[2]	5.300	07/15/2025	346,966
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[2]	5.350	07/15/2031	270,624
3,275,000	Phoenix, AZ IDA (America West Airlines)	6.250	06/01/2019	2,344,835
7,500,000	Phoenix, AZ IDA (America West Airlines)	6.300	04/01/2023	5,030,325
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[2]	6.250	07/01/2036	1,352,852
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)[2]	5.875	11/01/2037	1,304,267
F2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Arizona Continued
$1,100,000	Phoenix, AZ IDA (Royal Paper Converting)[2]	7.000%	03/01/2014	$1,035,815
5,000,000	Pima County, AZ IDA (American Charter Schools Foundation)[2]	5.625	07/01/2038	3,832,800
1,875,000	Pima County, AZ IDA (Christian Senior Living)[2]	5.050	01/01/2037	1,622,813
400,000	Pima County, AZ IDA (Desert Technology Schools)[3,4]	6.375	02/01/2014	137,164
1,000,000	Pima County, AZ IDA (Desert Technology Schools)[3,4]	7.000	02/01/2024	305,990
1,250,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[2]	6.250	06/01/2026	1,025,738
3,700,000	Pima County, AZ IDA (Facility Choice Education & Devel. Corp.)[2]	6.375	06/01/2036	2,857,288
12,400,000	Pima County, AZ IDA (Metro Police Facility)[1]	5.375	07/01/2039	12,550,288
1,500,000	Pima County, AZ IDA (P.L.C. Charter Schools)[2]	6.750	04/01/2036	1,303,530
250,000	Pima County, AZ IDA (Paradise Education Center)[2]	5.875	06/01/2022	191,223
550,000	Pima County, AZ IDA (Paradise Education Center)[2]	6.000	06/01/2036	361,862
1,600,000	Pima County, AZ IDA (Sonoran Science Academy)[2]	5.670	12/01/2027	1,319,856
1,960,000	Pima County, AZ IDA (Sonoran Science Academy)[2]	5.750	12/01/2037	1,516,687
3,410,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[2]	5.450	12/01/2017	3,273,191
2,215,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[2]	5.600	12/01/2022	2,033,968
11,100,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[2]	5.750	12/01/2032	9,868,455
10,000,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[2]	6.550	12/01/2037	9,723,500
1,495,000	Pinal County, AZ IDA (San Manuel Facility)[2]	6.250	06/01/2026	1,274,248
1,385,000	Prescott Valley, AZ Southside Community Facilities District No. 1[2]	7.250	07/01/2032	1,252,843
1,500,000	Quail Creek, AZ Community Facilities District[2]	5.550	07/15/2030	1,185,885
1,435,000	Salte Verde, AZ Financial Corp.[2]	5.000	12/01/2032	1,267,449
265,000	Show Low Bluff, AZ Community Facilities District[2]	5.600	07/01/2031	197,258
275,000	Show Low Bluff, AZ Community Facilities District Special Assessment[2]	5.200	07/01/2017	247,118
730,000	Tucson, AZ IDA (Joint Single Family Mtg.)[2]	5.000	01/01/2039	693,821
4,000,000	Verrado, AZ Community Facilities District No. 1[2]	5.350	07/15/2031	3,092,840

				219,204,920

Arkansas—0.1%
7,600,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[2]	6.250	02/01/2038	6,244,844
25,000	Pine Bluff, AR (International Paper Company)[2]	5.550	08/15/2022	24,799

				6,269,643
F3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California—17.4%
$7,200,000	Adelanto, CA Public Utility Authority[2]	6.750%		07/01/2039	$7,068,672
750,000	Alhambra, CA (Atherton Baptist Homes)	7.625		01/01/2040	752,363
3,900,000	Antelope Valley, CA Healthcare District[2]	5.250		09/01/2017	3,808,350
695,000	Azusa, CA Special Tax Community Facilities District No. 05-1[2]	5.000		09/01/2027	500,949
100,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[2]	5.750		05/01/2034	84,474
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[2]	7.375		09/01/2039	5,496,150
25,000	Buena Park, CA Special Tax (Park Mall)[2]	6.125		09/01/2033	21,791
8,800,000	CA Access to Loans for Learning Student Loan Corp.[2]	7.375		01/01/2042	7,152,200
127,310,000	CA County Tobacco Securitization Agency	6.489	[6]	06/01/2046	5,453,960
107,400,000	CA County Tobacco Securitization Agency	6.619	[6]	06/01/2050	2,186,664
33,920,000	CA County Tobacco Securitization Agency	6.650	[6]	06/01/2046	1,264,538
215,100,000	CA County Tobacco Securitization Agency	7.000	[6]	06/01/2055	2,703,807
117,250,000	CA County Tobacco Securitization Agency	7.129	[6]	06/01/2055	1,473,833
143,610,000	CA County Tobacco Securitization Agency	7.300	[6]	06/01/2046	6,152,252
246,760,000	CA County Tobacco Securitization Agency	7.477	[6]	06/01/2055	2,655,138
11,485,000	CA County Tobacco Securitization Agency	8.150	[6]	06/01/2033	1,423,221
102,000,000	CA County Tobacco Securitization Agency	8.550	[6]	06/01/2055	1,097,520
36,000,000	CA County Tobacco Securitization Agency (TASC)[2]	0.000	[8]	06/01/2041	25,360,560
56,530,000	CA County Tobacco Securitization Agency (TASC)[2]	0.000	[8]	06/01/2046	39,689,713
255,000	CA County Tobacco Securitization Agency (TASC)[2]	5.250		06/01/2045	176,294
19,000,000	CA County Tobacco Securitization Agency (TASC)[2]	5.250		06/01/2046	13,104,870
2,435,000	CA County Tobacco Securitization Agency (TASC)[2]	5.500		06/01/2033	2,066,998
2,610,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2035	2,116,710
7,285,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2043	5,797,257
2,930,000	CA County Tobacco Securitization Agency (TASC)[2]	6.000		06/01/2042	2,379,893
5,000,000	CA County Tobacco Securitization Agency (TASC)[2]	6.125		06/01/2038	4,166,200
57,000,000	CA County Tobacco Securitization Agency (TASC)	6.400	[6]	06/01/2046	2,124,960
525,920,000	CA County Tobacco Securitization Agency (TASC)	6.664	[6]	06/01/2050	13,647,624
9,475,000	CA Dept. of Veterans Affairs Home Purchase[2]	4.900		12/01/2022	9,078,566
14,855,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2028	14,861,390
30,000,000	CA Educational Funding Services[2]	6.250		12/01/2042	17,772,000
10,700,000	CA GO2	6.000		04/01/2038	10,887,571
19,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.000		06/01/2033	14,822,280
19,815,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.125		06/01/2047	13,686,815
228,715,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	174,638,443
340,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.000	[6]	06/01/2047	10,591,000
1,296,000,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.082	[6]	06/01/2047	49,118,400
16,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	16,539,840
F4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$15,420,000	CA Health Facilities Financing Authority
	(SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750%		07/01/2039	$15,940,425
12,095,000	CA Health Facilities Financing Authority (Sutter Health/ California Pacific Medical Center Obligated Group)[2]	5.000		11/15/2042	11,094,502
7,600,000	CA Health Facilities Financing Authority (Sutter Health/California Pacific Medical Center)[2]	5.250		11/15/2046	7,227,372
8,600,000	CA M-S-R Energy Authority[2]	7.000		11/01/2034	9,652,468
750,000	CA Municipal Finance Authority (Harbor Regional Center)[2]	8.500		11/01/2039	759,285
3,960,000	CA Public Works[2]	6.625		11/01/2034	4,116,578
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.147	[6]	06/01/2056	1,832,446
15,000,000	CA Silicon Valley Tobacco Securitization Authority	8.150	[6]	06/01/2041	991,200
82,250,000	CA Silicon Valley Tobacco Securitization Authority	8.435	[6]	06/01/2056	800,293
3,400,000	CA Statewide CDA (740 Olive Street)[2]	5.100		07/20/2050	3,429,376
4,585,000	CA Statewide CDA (Aspire Public Schools)[2]	7.250		08/01/2031	4,465,882
10,000	CA Statewide CDA (Escrow Term)[2]	6.750		09/01/2037	9,395
14,400,000	CA Statewide CDA (Fairfield Apartments)[3,4]	7.250		01/01/2035	5,759,856
2,141,800	CA Statewide CDA (Microgy Holdings)[5]	9.000		12/01/2038	423,006
1,500,000	CA Statewide CDA (Notre Dame de Namur University)[2]	6.625		10/01/2033	1,266,945
5,000,000	CA Statewide CDA (Sutter Health Obligated Group)[2]	5.500		08/15/2034	5,009,250
6,000,000	CA Statewide CDA (Sutter Health Obligated Group)[2]	5.625		08/15/2042	6,018,780
1,500,000	CA Statewide CDA (Thomas Jefferson School of Law)[2]	7.250		10/01/2038	1,519,485
200,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[2]	5.600		09/01/2020	179,816
555,300,000	CA Statewide Financing Authority Tobacco Settlement[2]	7.001	[6]	06/01/2055	6,980,121
260,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[6]	06/01/2055	2,797,600
301,950,000	CA Statewide Financing Authority Tobacco Settlement	8.000	[6]	06/01/2046	11,857,577
4,500,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2037	3,693,690
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2043	81,100
1,405,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2043	1,139,455
11,400,000	CA Valley Health System COP	6.875		05/15/2023	6,275,016
55,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[2]	6.700		09/01/2020	40,494
10,465,000	Cerritos, CA Community College District[1]	5.250		08/01/2033	10,724,617
165,000	Chino, CA Community Facilities District Special Tax[2]	5.000		09/01/2026	130,032
990,000	Chino, CA Community Facilities District Special Tax No. 2005-1[2]	5.000		09/01/2023	715,077
1,500,000	Chino, CA Community Facilities District Special Tax No. 2005-1[2]	5.000		09/01/2036	914,655
F5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[2]	6.625%		09/01/2039	$1,429,718
33,000,000	Desert, CA Community College District[1]	5.000		08/01/2037	33,225,720
840,000	Elsinore Valley, CA Municipal Water District Community Facilities District No. 2004-1[2]	6.625		09/01/2040	839,387
100,000	Fort Bragg, CA Redevel. Agency Tax Allocation[2]	5.300		05/01/2024	100,104
200,000	Imperial, CA Redevel. Agency Tax Allocation (Imperial Redevel.)[2]	5.000		12/01/2036	158,514
80,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.750	[6]	06/01/2047	2,122,400
10,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.587	[6]	06/01/2036	923,900
432,795,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.626	[6]	06/01/2057	3,795,612
1,000,000,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.001	[6]	06/01/2057	8,810,000
450,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 29[2]	8.250		09/01/2029	473,679
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 29[2]	8.625		09/01/2039	1,057,630
1,000,000	Lake Elsinore, CA Unified School District Community Facilities District No. 04-3[2]	5.250		09/01/2029	652,180
1,360,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[2]	7.000		09/01/2033	1,318,738
13,000,000	Long Beach, CA Harbor[1]	5.200		05/15/2027	13,089,848
8,755,000	Los Angeles County, CA Unified School District[1]	5.000		01/01/2034	8,764,899
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375		05/15/2030	32,353,144
5,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000		07/01/2034	5,143,000
5,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000		07/01/2039	5,113,600
16,260,000	Los Angeles, CA Harbor Dept.[1]	5.250		08/01/2039	16,725,686
5,700,000	Los Angeles, CA Regional Airports Improvement Corp. (Air Canada)	8.750		10/01/2014	5,297,865
15,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[2]	7.000		12/01/2012	14,903
5,350,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[2]	7.125		12/01/2024	5,180,726
17,810,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[2]	7.500		12/01/2024	17,464,664
74,145,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[2]	7.500		12/01/2024	73,292,333
2,825,000	Los Angeles, CA Regional Airports Improvement Corp. (Continental Airlines)[2]	5.650		08/01/2017	2,562,275
1,135,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta Airlines)[2]	6.350		11/01/2025	1,072,325
12,900,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[2]	9.250		08/01/2024	12,915,222
F6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

California Continued
$400,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[3,4,5]	6.875%		11/15/2012	$—
2,590,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[3,4,5]	8.800		11/15/2021	—
11,000,000	Los Angeles, CA Unified School District[1]	5.000		07/01/2032	11,094,600
30,000,000	Los Angeles, CA Unified School District[1]	5.000		07/01/2032	30,258,000
7,330,000	Los Angeles, CA Unified School District[1]	5.000		01/01/2034	7,338,294
10,550,000	Los Angeles, CA Unified School District[1]	5.000		01/01/2034	10,561,933
11,535,000	Newport Beach, CA (Presbyterian Hoag Memorial Hospital)[1]	5.000		12/01/2024	11,797,824
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.375	[6]	06/01/2045	4,732,940
5,925,000	Palm Desert, CA Improvement Bond Act 1915[2]	5.100		09/02/2037	3,823,877
10,000	Perris, CA Public Financing Authority, Series A2	6.125		09/01/2034	8,873
2,500,000	Rancho Mirage, CA Joint Powers Financing Authority (Eisenhower Medical Center/Eisenhower Health Services Obligated Group)[2]	5.000		07/01/2047	2,162,800
20,000	Rancho Santa Fe, CA Community Services District Special Tax[2]	6.700		09/01/2030	20,012
400,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A2	5.300		09/01/2034	315,412
2,200,000	San Diego County, CA COP	5.700		02/01/2028	1,581,602
15,000,000	San Diego, CA Public Facilities Financing Authority[1]	5.375		08/01/2034	15,710,475
22,110,000	San Francisco, CA Bay Area Toll Authority[1]	5.000		04/01/2031	22,614,992
16,260,000	San Francisco, CA Bay Area Toll Authority[1]	5.125		04/01/2047	16,492,136
12,000,000	Southern CA Metropolitan Water District[1]	5.000		07/01/2035	12,414,300
45,440,000	Southern CA Tobacco Securitization Authority[2]	5.125		06/01/2046	30,778,330
195,570,000	Southern CA Tobacco Securitization Authority	6.383	[6]	06/01/2046	7,680,034
41,325,000	Southern CA Tobacco Securitization Authority	6.400	[6]	06/01/2046	1,540,596
143,080,000	Southern CA Tobacco Securitization Authority	7.100	[6]	06/01/2046	4,286,677
5,125,000	Southern CA Tobacco Securitization Authority (TASC)[2]	5.000		06/01/2037	3,883,469
5,425,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.450		09/01/2026	3,167,169
4,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.500		09/01/2036	2,068,400
200,000	Upland, CA Community Facilities District (San Antonio)[2]	6.100		09/01/2034	171,938
1,250,000	Washington Township, CA Health Care District[2]	5.000		07/01/2037	1,079,788
1,565,000	Washington Township, CA Health Care District[2]	5.250		07/01/2029	1,475,842
60,000	West Patterson, CA Financing Authority Special Tax[2]	6.700		09/01/2032	51,459
35,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2001-1-A2	6.500		09/01/2026	30,539
5,555,000	Western Placer, CA Unified School District[2]	5.750		08/01/2049	5,559,833
15,000,000	Westminster, CA Redevel. Agency Tax Allocation[1]	5.750		11/01/2045	15,956,700
F7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value
-
California Continued
$7,500,000	Westminster, CA Redevel. Agency Tax Allocation[1]	6.250%	11/01/2039	$8,442,600
75,000	Woodland, CA Special Tax Community Facilities District No. 1[2]	6.000	09/01/2028	66,764

				1,108,835,340

Colorado—4.7%
1,000,000	CO Andonea Metropolitan District No. 2[2]	6.125	12/01/2025	810,090
2,380,000	CO Andonea Metropolitan District No. 3[2]	6.250	12/01/2035	1,756,940
5,000,000	CO Arista Metropolitan District[2]	6.750	12/01/2035	3,560,200
14,000,000	CO Arista Metropolitan District	9.250	12/01/2037	12,609,800
2,620,000	CO Beacon Point Metropolitan District[2]	6.125	12/01/2025	2,249,977
3,500,000	CO Beacon Point Metropolitan District[2]	6.250	12/01/2035	2,812,390
500,000	CO Castle Oaks Metropolitan District[2]	6.125	12/01/2035	372,780
5,675,000	CO Central Marksheffel Metropolitan District[2]	7.250	12/01/2029	4,984,863
1,000,000	CO Confluence Metropolitan District[2]	5.400	12/01/2027	725,760
1,000,000	CO Copperleaf Metropolitan District No. 2[2]	5.850	12/01/2026	730,030
1,850,000	CO Copperleaf Metropolitan District No. 2[2]	5.950	12/01/2036	1,236,207
1,025,000	CO Country Club Highlands Metropolitan District[2]	7.250	12/01/2037	814,691
1,700,000	CO Crystal Crossing Metropolitan District[2]	6.000	12/01/2036	1,144,287
1,255,000	CO Educational and Cultural Facilities Authority (Carbon Valley Academy Charter School)[2]	5.625	12/01/2036	975,122
885,000	CO Educational and Cultural Facilities Authority (Crown Point Charter School)[2]	5.000	07/15/2039	813,554
2,475,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	5.375	07/01/2015	1,493,935
24,295,000	CO Educational and Cultural Facilities Authority (Inn at Auraria)	6.000	07/01/2042	13,694,849
1,335,000	CO Elbert and Highway 86 Metropolitan District[2]	5.750	12/01/2036	935,448
5,000,000	CO Elbert and Highway 86 Metropolitan District[2]	7.500	12/01/2032	4,243,550
2,448,000	CO Elkhorn Ranch Metropolitan District[2]	6.375	12/01/2035	1,888,240
700,000	CO Fallbrook Metropolitan District[2]	5.625	12/01/2026	532,189
26,250,000	CO Health Facilities Authority (Catholic Health Initiatives)[1]	5.000	07/01/2039	26,445,300
1,225,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[2]	5.300	07/01/2037	951,727
2,960,000	CO Heritage Todd Creek Metropolitan District[2]	5.500	12/01/2037	1,968,134
5,315,000	CO High Plains Metropolitan District[2]	6.125	12/01/2025	4,226,488
10,875,000	CO High Plains Metropolitan District[2]	6.250	12/01/2035	8,028,034
706,000	CO Horse Creek Metropolitan District[2]	5.750	12/01/2036	489,773
160,000	CO Hsg. & Finance Authority[2]	6.400	11/01/2024	166,227
275,000	CO Hsg. & Finance Authority[2]	8.400	10/01/2021	299,360
5,000	CO Hsg. & Finance Authority (Single Family)[2]	6.500	11/01/2029	5,154
15,000	CO Hsg. & Finance Authority (Single Family)[2]	6.800	04/01/2030	15,405
F8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$14,000	CO Hsg. & Finance Authority (Single Family)[2]	7.250%		05/01/2027	$14,264
1,700,000	CO Huntington Trails Metropolitan District	0.000	[8]	12/01/2037	1,685,958
500,000	CO Huntington Trails Metropolitan District[2]	6.250		12/01/2036	367,805
2,500,000	CO International Center Metropolitan District No. 3[2]	6.500		12/01/2035	1,811,300
1,145,000	CO Liberty Ranch Metropolitan District[2]	6.250		12/01/2036	842,273
1,875,000	CO Madre Metropolitan District No. 2[2]	5.500		12/01/2036	1,235,831
2,800,000	CO Mountain Shadows Metropolitan District[2]	5.625		12/01/2037	1,822,156
1,725,000	CO Multifamily Hsg. Revenue Bond Pass-Through Certificates (MS Loveland/American International Obligated Group)[2]	6.000	[7]	11/01/2033	1,530,179
3,000,000	CO Murphy Creek Metropolitan District No. 3[2]	6.000		12/01/2026	1,656,570
10,060,000	CO Murphy Creek Metropolitan District No. 3[2]	6.125		12/01/2035	5,053,440
2,275,000	CO Neu Towne Metropolitan District[3]	7.250		12/01/2034	725,065
1,290,000	CO North Range Metropolitan District No. 2[2]	5.500		12/15/2018	1,101,596
1,000,000	CO North Range Metropolitan District No. 2[2]	5.500		12/15/2037	694,280
4,500,000	CO Northwest Metropolitan District No. 3[2]	6.125		12/01/2025	3,645,405
7,855,000	CO Northwest Metropolitan District No. 3[2]	6.250		12/01/2035	5,957,625
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	6.000	[6]	12/15/2017	8,307,862
320,000	CO Potomac Farms Metropolitan District[2]	0.000	[8]	12/01/2023	277,418
1,590,000	CO Potomac Farms Metropolitan District[2]	7.250		12/01/2037	1,145,420
835,000	CO Prairie Center Metropolitan District No. 3[2]	5.250		12/15/2021	705,800
1,250,000	CO Prairie Center Metropolitan District No. 3[2]	5.400		12/15/2031	962,075
990,000	CO Prairie Center Metropolitan District No. 3[2]	5.400		12/15/2031	761,963
2,275,000	CO Regency Metropolitan District[2]	5.750		12/01/2036	1,601,236
1,750,000	CO Serenity Ridge Metropolitan District No. 2	7.500		12/01/2034	784,875
1,320,000	CO Silver Peaks Metropolitan District[2]	5.750		12/01/2036	903,685
10,230,000	CO Sorrell Ranch Metropolitan District[2]	5.750		12/01/2036	7,756,181
1,735,000	CO Sorrell Ranch Metropolitan District	6.750		12/15/2036	1,395,877
1,330,000	CO Stoneridge Metropolitan District[2]	5.625		12/01/2036	918,791
2,063,000	CO Tallgrass Metropolitan District[2]	5.250		12/01/2037	1,544,609
8,000,000	CO Talon Pointe Metropolitan District[2]	8.000		12/01/2039	7,295,840
655,000	CO Todd Creek Farms Metropolitan District No. 1	6.125		12/01/2019	327,035
695,000	CO Traditions Metropolitan District No. 2[2]	5.750		12/01/2036	482,142
4,390,000	CO Traditions Metropolitan District No. 2 CAB	0.000	[8]	12/15/2037	3,071,068
3,780,000	CO Waterview I Metropolitan District[2]	8.000		12/15/2032	3,388,732
500,000	CO Wheatlands Metropolitan District[2]	6.000		12/01/2025	399,595
2,500,000	CO Wheatlands Metropolitan District[2]	6.125		12/01/2035	1,843,650
4,000,000	CO Wheatlands Metropolitan District No. 2	8.250		12/15/2035	3,666,720
3,875,000	CO Woodmen Heights Metropolitan District No. 1	6.750		12/01/2020	3,458,128
21,195,000	CO Woodmen Heights Metropolitan District No. 1[2]	7.000		12/01/2030	17,576,590
F9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Colorado Continued
$500,000	CO Wyndham Hill Metropolitan District[2]	6.250%		12/01/2025	$401,140
892,000	CO Wyndham Hill Metropolitan District[2]	6.375		12/01/2035	669,740
18,510,000	Colorado Springs, CO Urban Renewal (University Village Colorado)[2]	7.000		12/01/2029	16,282,877
75,375,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[2]	5.250		10/01/2032	56,617,178
35,200,000	Denver, CO City & County Airport Special Facilities (United Air Lines)[2]	5.750		10/01/2032	28,334,944
375,000	Eagle County, CO Airport Terminal Corp.[2]	5.250		05/01/2020	315,233

					300,320,655

Connecticut—0.1%
145,000	CT Devel. Authority (Bridgeport Hydraulic Company)[2]	6.150		04/01/2035	145,309
125,000	CT Devel. Authority (Bridgeport Hydraulic Company)[2]	6.150		04/01/2035	125,266
80,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[2]	6.500		07/01/2012	80,225
20,000	CT H&EFA (St. Mary’s Hospital Corp.)[2]	5.500		07/01/2012	20,001
470,000	Georgetown, CT Special Taxing District	5.125		10/01/2036	240,236
3,750,000	Mashantucket, CT Western Pequot Tribe, Series B	5.500		09/01/2036	1,964,700
1,750,000	Mashantucket, CT Western Pequot Tribe, Series B	5.750		09/01/2027	970,323
6,000,000	Mashantucket, CT Western Pequot Tribe, Series B9	6.500		09/01/2031	3,141,480
1,665,000	West Haven, CT Hsg. Authority (Meadow Landing Apartments)[2]	6.000		01/01/2028	1,554,178

					8,241,718

Delaware—0.1%
215,000	DE Hsg. Authority (Multifamily Mtg.)[2]	7.375		01/01/2015	212,463
55,000	DE Hsg. Authority (Single Family Mtg.)[2]	6.000		07/01/2032	55,181
6,939,000	Millsboro, DE Special Obligation (Plantation Lakes)[2]	5.450		07/01/2036	4,439,572

					4,707,216

District of Columbia—2.2%
115,000	District of Columbia HFA (Benning Road Apartments)[2]	6.300		01/01/2012	111,966
10,380,000	District of Columbia HFA (Shipley Park Apartments)[1]	4.800		06/01/2038	10,275,162
105,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.250		05/15/2024	105,410
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[2]	6.750		05/15/2040	32,771,504
515,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.367	[6]	06/15/2046	19,806,900
1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.897	[6]	06/15/2055	15,655,238
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.250	[6]	06/15/2055	11,499,500
29,315,000	Metropolitan Washington D.C. Airport Authority[1]	5.000		10/01/2032	28,922,112
F10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

District of Columbia Continued
$16,615,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)[2]	1.060%[6]	10/01/2041	$11,696,960
12,100,000	Metropolitan Washington D.C. Airport Authority, Series B1	5.000	10/01/2034	11,897,201

				142,741,953

Florida—16.2%
1,070,000	Aberdeen, FL Community Devel. District	5.250	11/01/2015	587,644
315,000	Aberdeen, FL Community Devel. District	5.500	11/01/2011	172,998
22,800,000	Aberdeen, FL Community Devel. District	5.500	05/01/2036	11,510,352
8,000,000	Alachua County, FL Industrial Devel. Revenue (North Florida Retirement Village)[2]	5.875	11/15/2042	6,227,200
5,350,000	Amelia Concourse, FL Community Devel. District[3]	5.750	05/01/2038	2,350,362
1,770,000	Amelia Walk, FL Community Devel. District Special Assessment[3]	5.500	05/01/2037	868,504
12,205,000	Arborwood, FL Community Devel. District (Centex Homes)[2]	5.250	05/01/2016	10,054,967
13,850,000	Arlington Ridge, FL Community Devel. District	5.500	05/01/2036	6,076,134
2,200,000	Avelar Creek, FL Community Devel. District[2]	5.375	05/01/2036	1,530,122
1,045,000	Avignon Villages, FL Community Devel. District[3,4]	5.300	05/01/2014	282,150
755,000	Avignon Villages, FL Community Devel. District[3,4]	5.400	05/01/2037	203,850
1,000,000	Bahia Lakes, FL Community Devel. District[2]	5.450	05/01/2037	685,170
2,585,000	Bainebridge, FL Community Devel. District[2]	5.500	05/01/2038	1,537,480
14,970,000	Baker, FL Correctional Devel. Corp. (Detention Center)	7.500	02/01/2030	12,817,913
2,470,000	Bay Laurel Center, FL Community Devel. District Special Assessment[2]	5.450	05/01/2037	1,820,143
225,000	Bayshore, FL Hsg. Corp.[3]	8.000	12/01/2016	67,626
4,380,000	Baywinds, FL Community Devel. District[3]	4.900	05/01/2012	2,285,046
10,650,000	Baywinds, FL Community Devel. District	5.250	05/01/2037	5,125,313
10,640,000	Bella Verde, FL Golf Community Devel. District[3,4,5]	7.250	05/15/2009	3,564,400
10,000,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[2]	7.375	05/01/2034	9,507,300
9,625,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[2]	7.500	05/01/2034	9,280,618
3,950,000	Boynton Village, FL Community Devel. District Special Assessment[2]	6.000	05/01/2038	2,894,916
75,000	Broward County, FL Educational Facilities Authority (Pompano Oaks Apartments)[5]	6.000	12/01/2027	75,075
25,000	Broward County, FL HFA (Cross Keys Apartments)[2]	5.750	10/01/2028	24,800
12,475,000	Broward County, FL HFA (Pembroke Village Apartments)[2]	7.000	06/01/2046	11,992,342
480,000	Broward County, FL HFA (Single Family)[2]	5.000	10/01/2039	481,718
15,000	Broward County, FL HFA (Stirling Apartments)[2]	5.600	10/01/2018	15,032
125,000	Broward County, FL HFA (Stirling Apartments)[2]	5.750	04/01/2038	122,260
16,500,000	Broward County, FL Water and Sewer[1]	5.250	10/01/2034	17,056,050
F11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$5,955,000	Buckeye Park, FL Community Devel. District[3]	7.875%	05/01/2038	$2,676,415
800,000	Cascades, FL Groveland Community Devel. District[2]	5.300	05/01/2036	504,152
25,500,000	CFM, FL Community Devel. District, Series A3	6.250	05/01/2035	11,482,905
2,500,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.200	05/01/2011	998,250
3,665,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.250	05/01/2015	1,463,435
12,480,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	4,731,542
4,100,000	City Center, FL Community Devel. District[3]	6.000	05/01/2038	1,842,868
7,430,000	City Center, FL Community Devel. District[3]	6.125	05/01/2036	3,340,082
26,530,000	Clearwater Cay, FL Community Devel. District	5.500	05/01/2037	11,231,476
55,000	Collier County, FL IDA (Allete)[2]	6.500	10/01/2025	55,010
16,110,000	Concord Stations, FL Community Devel. District	5.300	05/01/2035	7,401,256
3,775,000	Connerton West, FL Community Devel. District[3]	5.125	05/01/2016	1,459,453
4,310,000	Connerton West, FL Community Devel. District[3]	5.400	05/01/2038	1,786,150
4,910,000	Copperstone, FL Community Devel. District[2]	5.200	05/01/2038	3,361,975
7,400,000	Cordoba Ranch, FL Community Devel. District Special Assessment[3,4]	5.550	05/01/2037	2,869,128
3,125,000	Coronado, FL Community Devel. District[2]	6.000	05/01/2038	2,495,281
3,230,000	Creekside, FL Community Devel. District[3]	5.200	05/01/2038	1,759,284
2,625,000	Crosscreek, FL Community Devel. District[2]	5.500	05/01/2017	983,036
1,280,000	Crosscreek, FL Community Devel. District[2]	5.600	05/01/2039	479,437
9,440,000	Cypress Creek of Hillsborough County, FL Community Devel. District	5.350	05/01/2037	4,527,707
45,000	Dade County, FL HFA (Golden Lakes Apartments)[5]	6.050	11/01/2039	45,000
90,000	Dade County, FL HFA (Siesta Pointe Apartments)[5]	5.650	09/01/2017	90,095
7,786	Dade County, FL HFA (Single Family Mtg.)[2]	6.100	04/01/2027	7,874
1,700,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[2]	8.000	06/01/2022	1,576,784
115,000	Dade County, FL Res Rec[2]	5.500	10/01/2013	115,266
7,815,000	Deer Run, FL Community Devel. District Special Assessment[2]	7.625	05/01/2039	6,405,330
2,940,000	Durbin Crossing, FL Community Devel. District Special Assessment	5.250	11/01/2015	1,985,264
3,310,000	East Homestead, FL Community Devel. District[2]	5.375	05/01/2036	2,498,322
900,000	East Homestead, FL Community Devel. District[2]	5.450	11/01/2036	686,979
2,225,000	East Park, FL Community Devel. District Special Assessment[2]	7.500	05/01/2039	1,920,264
1,095,000	Easton Park, FL Community Devel. District[2]	5.200	05/01/2037	744,315
1,500,000	Enclave at Black Point Marina, FL Community Devel. District[2]	5.200	05/01/2014	938,850
1,225,000	Enclave at Black Point Marina, FL Community Devel. District[2]	5.400	05/01/2037	739,827
75,000	Escambia County, FL HFA (Single Family Mtg.)[2]	5.500	10/01/2031	75,308
20,960,000	Fiddler’s Creek, FL Community Devel. District No. 2[3]	6.000	05/01/2038	8,374,568
F12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Florida Continued
$175,000	FL Capital Projects Finance Authority (Peerless Group)[2]	7.500%		08/01/2019	$137,036
26,200,000	FL Capital Trust Agency (AHF Florida LLC)	8.125		10/01/2038	4,714,952
3,085,000	FL Capital Trust Agency (American Opportunity)[2]	5.750		06/01/2023	1,657,725
2,000,000	FL Capital Trust Agency (American Opportunity)[2]	5.875		06/01/2038	903,560
950,000	FL Capital Trust Agency (American Opportunity)	7.250		06/01/2038	333,118
690,000	FL Capital Trust Agency (American Opportunity)	8.250		12/01/2038	207,173
7,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	7.000		07/15/2032	3,477,810
13,000,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)[2]	8.260		07/15/2038	6,455,540
2,455,000	FL Gateway Services Community Devel. District (Sun City Center)[2]	6.500		05/01/2033	2,221,186
30,000	FL HFA (Hsg. Partners of Panama City)[2]	5.700		05/01/2037	29,548
100,000	FL HFA (Mar Lago Village Apartments)[2]	5.900		12/01/2027	90,865
115,000	FL HFA (Reserve at Kanapaha)[2]	5.700		07/01/2037	109,492
20,000	FL HFA (Spinnaker Cove Apartments)[5]	6.500		07/01/2036	20,009
1,345,000	FL HFA (St. Cloud Village Associates)	8.000		02/15/2030	1,059,618
95,000	FL HFA (Stoddert Arms Apartments)[5]	6.250		09/01/2026	95,049
15,000	FL HFA (Wentworth Apartments)[2]	5.450		10/01/2037	12,886
10,000	FL HFA (Wentworth Apts.)[2]	5.350		10/01/2027	8,988
50,000	FL HFA (Willow Lake Apartments)[2]	5.250		01/01/2021	47,524
100,000	FL HFA (Willow Lake Apartments)[2]	5.350		07/01/2027	89,964
100,000	FL HFC (Ashton Point Apartments)[2]	5.750		07/01/2036	100,404
105,000	FL HFC (Brittany of Rosemont)[2]	6.250		07/01/2035	105,004
20,000	FL HFC (East Lake Apartments)[2]	5.050		10/01/2026	18,816
45,000	FL HFC (Grande Pointe Apartments)[2]	6.000		07/01/2038	45,274
7,505,000	FL HFC (Homeowner Mtg.)[1]	5.150		07/01/2038	7,577,162
110,000	FL HFC (Homeowner Mtg.)	5.573	[6]	01/01/2029	36,472
15,000	FL HFC (Homeowner Mtg.)[2]	6.250		07/01/2022	15,614
145,000	FL HFC (Logan Heights Apartments)[2]	6.000		10/01/2039	145,373
25,000	FL HFC (Mystic Pointe II)[2]	6.100		12/01/2035	25,499
25,000	FL HFC (Raceway Pointe Apartments)[2]	5.950		09/01/2032	25,006
10,000	FL HFC (River Trace Senior Apartments)[2]	5.800		01/01/2041	10,045
10,000	FL HFC (Sanctuary Winterlakes)[2]	5.850		09/01/2026	10,132
20,000	FL HFC (Sheridan Place of Bredenton)[2]	5.500		10/01/2036	20,206
190,000	FL HFC (Spring Harbor Apartments)[2]	5.900		08/01/2039	188,425
10,000	FL HFC (Sundance Pointe Associates)[2]	5.850		02/01/2037	10,054
10,000	FL HFC (Villas De Mallorca)[2]	5.750		07/01/2027	10,205
5,040,000	FL HFC (Westchase Apartments)	6.610		07/01/2038	3,368,635
8,630,000	FL Island at Doral III Community Devel. District Special Assessment[2]	5.900		05/01/2035	6,174,420
3,400,000	FL Lake Ashton II Community Devel. District[2]	5.375		05/01/2036	2,378,470
F13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,910,000	FL Mira Lago West Community Devel. District[2]	5.375%	05/01/2036	$2,170,016
1,555,000	FL New Port Tampa Bay Community Devel. District[3,5]	5.300	11/01/2012	527,145
24,390,000	FL New Port Tampa Bay Community Devel. District[3,5]	5.875	05/01/2038	8,268,210
1,500,000	FL Parker Road Community Devel. District	5.350	05/01/2015	952,470
1,480,000	FL Parker Road Community Devel. District	5.600	05/01/2038	861,079
1,500,000	Flora Ridge, FL Educational Facilities Benefit District[2]	5.300	05/01/2037	1,103,955
4,900,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2015	2,689,071
4,000,000	Fontainbleau Lakes, FL Community Devel. District	6.000	05/01/2038	2,348,080
9,390,000	Forest Creek, FL Community Devel. District[3]	5.450	05/01/2036	4,316,771
7,965,000	Glades, FL Correctional Devel. Corp. (Glades County Detention)[2]	7.375	03/01/2030	6,660,413
10,000,000	Grand Bay at Doral, FL Community Devel. District[2]	6.000	05/01/2017	6,704,200
8,735,000	Grand Bay at Doral, FL Community Devel. District[2]	6.000	05/01/2039	4,494,332
12,200,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District	5.500	05/01/2038	5,824,402
11,465,000	Greater Orlando, FL Aviation Authority (JetBlue Airways Corp.)	6.500	11/15/2036	10,017,085
2,830,000	Greyhawk Landing, FL Community Devel. District Special Assessment[2]	7.000	05/01/2033	2,851,593
50,000	Gulf Breeze, FL GO2	5.900	12/01/2015	50,062
5,855,000	Hammocks, FL Community Devel. District Special Assessment[2]	5.500	05/01/2037	3,153,210
8,800,000	Harrison Ranch, FL Community Devel. District[2]	5.300	05/01/2038	5,958,568
1,125,000	Hawks Point, FL Community Devel. District[2]	5.300	05/01/2039	754,999
15,435,000	Heritage Bay, FL Community Devel. District[2]	5.500	05/01/2036	10,621,441
17,850,000	Heritage Harbour North, FL Community Devel. District[2]	6.375	05/01/2038	13,886,586
1,910,000	Heritage Plantation, FL Community Devel. District	5.100	11/01/2013	1,347,983
3,480,000	Heritage Plantation, FL Community Devel. District	5.400	05/01/2037	1,737,007
8,830,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[2]	5.250	08/15/2031	8,445,807
930,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A3	5.500	05/01/2036	390,526
13,500,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[2]	5.125	11/15/2032	13,418,190
10,000,000	Highlands County, FL Health Facilities Authority (ABH/AGH/AHSGA Obligated Group)[2]	5.250	11/15/2036	10,004,800
4,035,000	Highlands, FL Community Devel. District[3]	5.550	05/01/2036	2,029,524
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[2]	7.125	04/01/2030	1,548,700
9,250,000	Hillsborough County, FL IDA (Senior Care Group)[2]	6.700	07/01/2021	8,926,713
6,035,000	Hillsborough County, FL IDA (Senior Care Group)[2]	6.750	07/01/2029	5,581,228
11,300,000	Indigo, FL Community Devel. District[2]	5.750	05/01/2036	6,217,147
F14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$2,800,000	Keys Cove, FL Community Devel. District[2]	5.500%	05/01/2036	$2,179,436
1,160,000	Keys Cove, FL Community Devel. District[2]	5.875	05/01/2035	1,032,493
920,000	Lake Frances, FL Community Devel. District Special Assessment[3]	5.300	05/01/2037	436,890
2,000,000	Lakeside Landings, FL Devel. District[3]	5.250	05/01/2013	858,200
750,000	Lakeside Landings, FL Devel. District[3]	5.500	05/01/2038	321,825
9,260,000	Lakewood Ranch, FL Stewardship District[2]	5.500	05/01/2036	6,726,094
18,105,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[2]	5.400	05/01/2037	12,896,916
14,500,000	Landmark at Doral, FL Community Devel. District Special Assessment[3]	5.200	05/01/2015	4,776,735
8,000,000	Landmark at Doral, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	2,636,080
49,662	Largo, FL Sun Coast Health System (Sun Coast Hospital)[3]	6.200	03/01/2013	15,868
65,000	Lee County, FL HFA (Single Family Mtg.)[2]	7.200	03/01/2033	66,180
1,100,000	Legends Bay, FL Community Devel. District[2]	5.500	05/01/2014	731,346
1,500,000	Legends Bay, FL Community Devel. District[2]	5.875	05/01/2038	890,400
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)	6.750	09/01/2028	77,196
1,385,000	Liberty County, FL Revenue (Twin Oaks)	8.250	07/01/2028	1,190,324
7,930,000	Madeira, FL Community Devel. District	5.250	11/01/2014	4,160,395
8,045,000	Madeira, FL Community Devel. District	5.450	05/01/2039	3,834,488
1,550,000	Madison County, FL Mtg. (Twin Oaks)[2]	6.000	07/01/2025	1,167,383
5,000,000	Magnolia Creek, FL Community Devel. District	5.600	05/01/2014	3,080,250
5,360,000	Magnolia Creek, FL Community Devel. District	5.900	05/01/2039	3,225,648
2,855,000	Magnolia West, FL Community Devel. District Special Assessment[2]	5.350	05/01/2037	1,674,572
3,000,000	Main Street, FL Community Devel. District[2]	6.800	05/01/2038	2,302,530
14,255,000	Martin County, FL IDA (Indiantown Cogeneration)[2]	7.875	12/15/2025	14,259,134
1,035,000	Martin County, FL IDA (Indiantown Cogeneration)[2]	8.050	12/15/2025	1,035,393
4,800,000	Meadow Woods, FL Community Devel. District Special Assessment[2]	6.050	05/01/2035	2,519,376
3,980,000	Mediterranea, FL Community Devel. District Special Assessment[2]	5.600	05/01/2037	2,470,426
1,075,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)[2]	6.700	11/15/2019	1,086,771
540,000	Miami Beach, FL Health Facilities Authority (Mt. Sinai Medical Center)[2]	6.800	11/15/2031	498,020
15,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.000	10/01/2040	13,956,650
10,000,000	Miami-Dade County, FL School Board COP[1]	5.000	02/01/2027	10,366,900
10,000,000	Miami-Dade County, FL School Board COP[1]	5.250	02/01/2027	10,550,300
F15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Florida Continued
$50,000,000	Miami-Dade County, FL School Board COP[1]	5.375%		02/01/2034	$52,119,500
11,590,000	Miromar Lakes, FL Community Devel. District[2]	6.875		05/01/2035	9,330,761
9,725,000	Miromar Lakes, FL Community Devel. District[2]	7.375		05/01/2032	8,585,327
15,490,000	Montecito, FL Community Devel. District	5.100		05/01/2013	7,926,233
5,535,000	Montecito, FL Community Devel. District	5.500		05/01/2037	2,482,392
680,000	Moody River, FL Estates Community Devel. District[2]	5.350		05/01/2036	388,083
16,670,000	Myrtle Creek, FL Improvement District Special Assessment[2]	5.200		05/01/2037	10,132,693
11,150,000	Nassau County, FL (Nassau Care Centers)[2]	6.900		01/01/2038	9,863,067
3,705,000	Naturewalk, FL Community Devel. District[2]	5.300		05/01/2016	1,998,440
6,410,000	Naturewalk, FL Community Devel. District[2]	5.500		05/01/2038	3,278,202
2,375,000	North Springs, FL Improvement District (Heron Bay North Assessment)[2]	5.200		05/01/2027	1,504,824
14,875,000	North Springs, FL Improvement District (Parkland Golf-Country Club)[2]	5.450		05/01/2026	12,120,001
750,000	Northern Palm Beach, FL Improvement District[2]	5.350		08/01/2041	511,275
3,995,000	Oak Creek, FL Community Devel. District Special Assessment[2]	5.800		05/01/2035	2,877,239
2,750,000	Oakmont Grove, FL Community Devel. District Special Assessment[3]	5.250		05/01/2012	1,404,260
4,595,000	Oakmont Grove, FL Community Devel. District Special Assessment[3]	5.400		05/01/2038	1,878,068
3,320,000	Old Palm, FL Community Devel. District (Palm Beach Gardens)[2]	5.375		05/01/2014	3,093,974
1,535,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[2]	8.875		07/01/2021	1,588,832
3,200,000	Orange County, FL Health Facilities Authority (GF Orlando/CFGH Obligated Group)[2]	9.000		07/01/2031	3,313,056
10,000,000	Orange County, FL Health Facilities Authority (Nemours Foundation)[1]	5.000		01/01/2039	10,013,907
750,000	Orange County, FL Health Facilities Authority (Orlando Lutheran Tower)[2]	5.500		07/01/2032	590,355
6,020,000	Orange County, FL HFA (Dunwoodie Apartments)[2]	6.500		07/01/2035	4,346,380
10,000	Orange County, FL HFA (Homeowner)[2]	5.200		09/01/2023	10,006
125,000	Orange County, FL HFA (Homeowner)	5.420	[6]	03/01/2028	46,849
15,000	Orange County, FL HFA (Homeowner)[2]	5.550		09/01/2033	15,447
100,000	Orange County, FL HFA (Loma Vista)[2]	5.450		09/01/2024	98,415
2,000,000	Orange County, FL HFA (Loma Vista)[2]	5.500		03/01/2032	1,883,020
5,000	Orange County, FL HFA (Park Avenue Villas)[2]	5.250		09/01/2031	5,020
15,000,000	Orlando, FL Utilities Commission[1]	5.000		10/01/2033	15,591,900
18,500,000	Orlando, FL Utilities Commission[1]	5.250		10/01/2039	19,574,943
3,750,000	Palm Bay, FL Educational Facilities (Patriot Charter School)3,[4]	7.000		07/01/2036	1,874,250
55,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[2]	6.100		08/01/2029	55,047
F16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$13,995,000	Palm Coast Park, FL Community Devel. District Special Assessment[2]	5.700%	05/01/2037	$8,211,986
2,700,000	Palm Glades, FL Community Devel. District[2]	5.300	05/01/2036	1,904,607
6,565,000	Palm Glades, FL Community Devel. District Special Assessment[2]	7.125	05/01/2039	4,817,988
1,850,000	Palm River, FL Community Devel. District[3]	5.150	05/01/2013	803,455
935,000	Palm River, FL Community Devel. District[3]	5.375	05/01/2036	406,071
1,500,000	Parkway Center, FL Community Devel. District, Series A2	6.300	05/01/2034	1,023,720
6,465,000	Pine Ridge Plantation, FL Community Devel. District[3]	5.400	05/01/2037	3,425,157
4,625,000	Pinellas County, FL Health Facility Authority (St. Mark Village)[2]	5.650	05/01/2037	3,562,915
35,000	Pinellas County, FL HFA (Single Family Hsg.)[2]	5.200	03/01/2037	33,105
75,000	Pinellas County, FL HFA (Single Family Hsg.)[2]	5.250	03/01/2038	67,309
1,810,000	Poinciana West, FL Community Devel. District Special Assessment[2]	6.000	05/01/2037	1,496,418
2,100,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[2]	5.350	07/01/2027	1,678,656
10,700,000	Portico, FL Community Devel. District[2]	5.450	05/01/2037	6,395,497
3,045,000	Portofino Cove, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	1,235,387
2,815,000	Portofino Isles, FL Community Devel. District (Portofino Court)[3]	5.600	05/01/2036	1,142,130
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.200	05/01/2017	469,600
2,000,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	901,060
1,900,000	Portofino Springs, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	770,849
2,470,000	Portofino Vista, FL Community Devel. District[2]	5.000	05/01/2013	1,110,512
3,090,000	Quarry, FL Community Devel. District[2]	5.250	05/01/2036	1,806,847
8,970,000	Quarry, FL Community Devel. District[2]	5.500	05/01/2036	5,458,604
485,000	Renaissance Commons, FL Community Devel. District, Series A2	5.600	05/01/2036	349,797
6,780,000	Renaissance, FL Community Devel. District[2]	7.000	05/01/2033	6,805,086
6,400,000	Reunion East, FL Community Devel. District[2]	5.800	05/01/2036	3,568,576
10,000,000	Reunion East, FL Community Devel. District, Series A2	7.375	05/01/2033	7,000,100
22,335,000	Reunion West, FL Community Devel. District	6.250	05/01/2036	9,245,127
4,545,000	Ridgewood Trails, FL Community Devel. District[2]	5.650	05/01/2038	2,399,533
9,365,000	River Bend, FL Community Devel. District[3]	5.450	05/01/2035	4,143,170
6,035,000	River Bend, FL Community Devel. District[3]	7.125	11/01/2015	2,952,926
7,890,000	River Glen, FL Community Devel. District Special Assessment[3]	5.450	05/01/2038	3,298,178
F17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Florida Continued
$3,495,000	Riverwood Estates, FL Community Devel. District Special Assessment[3,4]	5.350%	05/01/2037	$696,554
2,420,000	Rolling Hills, FL Community Devel. District[2]	5.125	11/01/2013	1,777,901
1,290,000	Rolling Hills, FL Community Devel. District[2]	5.450	05/01/2037	805,450
200,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	112,560
23,200,000	Sarasota, FL National Community Devel. District Special Assessment	5.300	05/01/2039	11,214,184
4,475,000	Seminole County, FL IDA (Progressive Health)[2]	7.500	03/01/2035	4,138,928
6,850,000	Shingle Creek, FL Community Devel. District[3]	6.100	05/01/2025	2,739,315
25,060,000	Shingle Creek, FL Community Devel. District[3]	6.125	05/01/2037	10,021,494
930,000	Six Mile Creek, FL Community Devel. District	5.500	05/01/2017	421,337
8,625,000	Six Mile Creek, FL Community Devel. District	5.875	05/01/2038	3,453,191
6,900,000	South Bay, FL Community Devel. District[3,4]	5.125	11/01/2009	2,477,997
12,035,000	South Bay, FL Community Devel. District[3,4]	5.375	05/01/2013	4,320,445
16,775,000	South Bay, FL Community Devel. District[3]	5.950	05/01/2036	6,024,406
11,400,000	South Fork East, FL Community Devel. District[2]	5.350	05/01/2036	6,607,212
3,615,000	South Fork East, FL Community Devel. District[3]	6.500	05/01/2038	1,624,798
5,505,000	South Fork East, FL Community Devel. District[3]	7.000	11/01/2015	2,472,846
100,000	South Lake County, FL Hospital District (Orlando Regional Healthcare System)[2]	6.000	10/01/2022	100,902
4,300,000	St. John’s Forest, FL Community Devel. District, Series A2	6.125	05/01/2034	3,504,414
3,100,000	St. Johns County, FL IDA (Glenmoor Health Care)[2]	5.375	01/01/2040	2,205,960
565,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[2]	5.200	10/01/2027	424,439
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[2]	5.250	10/01/2041	689,010
1,940,000	Stonebrier, FL Community Devel. District[2]	5.500	05/01/2037	1,216,419
4,665,000	Stoneybrook, FL South Community Devel. District[2]	5.800	05/01/2039	2,171,138
2,500,000	Summerville, FL Community Devel. District[2]	5.500	05/01/2036	1,376,600
5,220,000	Sumter County, FL IDA (North Sumter Utility Company)[2]	6.800	10/01/2032	5,066,950
5,900,000	Sweetwater Creek, FL Community Devel. District	5.500	05/01/2038	3,430,083
14,000,000	Tampa Bay, FL Regional Water Supply Authority[1]	5.000	10/01/2034	14,406,000
9,460,000	Tern Bay, FL Community Devel. District[3,4]	5.000	05/01/2015	2,832,513
19,075,000	Tern Bay, FL Community Devel. District[3,4]	5.375	05/01/2037	5,712,390
33,650,000	Tolomato, FL Community Devel. District Special Assessment[2]	6.650	05/01/2040	27,092,625
2,880,000	Town Center, FL at Palm Coast Community Devel. District[2]	6.000	05/01/2036	1,842,106
5,000,000	Treeline, FL Preservation Community Devel. District[2]	6.800	05/01/2039	2,569,450
735,000	Turnbull Creek, FL Community Devel. District Special Assessment[2]	5.250	05/01/2037	468,857
1,390,000	Two Creeks, FL Community Devel. District[2]	5.250	05/01/2037	712,625
10,590,000	Verandah East, FL Community Devel. District[2]	5.400	05/01/2037	5,053,442
F18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal Amount		Coupon	Maturity	Value

Florida Continued
$7,805,000	Verano Center, FL Community Devel. District[2]	5.375%	05/01/2037	$3,693,950
2,500,000	Villa Portofino East, FL Community Devel. District[2]	5.200	05/01/2037	1,873,000
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[2]	5.550	05/01/2039	741,088
1,955,000	Villages of Westport, FL Community Devel. District	5.400	05/01/2020	1,459,720
8,340,000	Villages of Westport, FL Community Devel. District	5.700	05/01/2035	5,691,049
2,775,000	Villagewalk of Bonita Springs, FL Community Devel. District[2]	5.150	05/01/2038	1,629,425
1,395,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.125	05/01/2013	598,595
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.500	05/01/2037	1,391,758
3,735,000	Watergrass, FL Community Devel. District Special Assessment[2]	5.125	11/01/2014	2,102,954
2,370,000	Watergrass, FL Community Devel. District Special Assessment[2]	5.375	05/01/2039	1,207,017
3,190,000	Waterlefe, FL Community Devel. District Golf Course[5]	8.125	10/01/2025	56,782
6,490,000	Waters Edge, FL Community Devel. District[2]	5.350	05/01/2039	3,220,014
3,025,000	Waters Edge, FL Community Devel. District[2]	5.400	05/01/2039	1,500,824
5,800,000	Waterstone, FL Community Devel. District[3,4]	5.500	05/01/2018	2,638,420
6,250,000	Wentworth Estates, FL Community Devel. District[3]	5.125	11/01/2012	2,995,000
27,815,000	Wentworth Estates, FL Community Devel. District[3]	5.625	05/01/2037	13,274,987
3,100,000	West Villages, FL Improvement District	5.350	05/01/2015	2,387,248
10,175,000	West Villages, FL Improvement District[3]	5.500	05/01/2037	4,887,256
21,120,000	West Villages, FL Improvement District[2]	5.500	05/01/2038	10,801,190
18,550,000	West Villages, FL Improvement District	5.800	05/01/2036	9,655,832
14,925,000	Westridge, FL Community Devel. District[3]	5.800	05/01/2037	5,968,060
11,210,000	Westside, FL Community Devel. District	5.650	05/01/2037	5,272,175
17,340,000	Westside, FL Community Devel. District	7.200	05/01/2038	8,746,990
2,085,000	World Commerce, FL Community Devel. District Special Assessment[3,4]	5.500	05/01/2038	815,152
1,000,000	World Commerce, FL Community Devel. District Special Assessment[3,4]	6.500	05/01/2036	401,120
7,420,000	Wyld Palms, FL Community Devel. District[3]	5.400	05/01/2015	2,444,296
4,340,000	Wyld Palms, FL Community Devel. District[3]	5.500	05/01/2038	1,430,073
2,040,000	Zephyr Ridge, FL Community Devel. District[3]	5.250	05/01/2013	814,796
2,665,000	Zephyr Ridge, FL Community Devel. District[3,4]	5.625	05/01/2037	1,069,118

				1,031,231,726

Georgia—1.4%
60,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[5]	6.200	03/01/2027	60,054
25,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[2]	6.200	03/01/2029	25,020
F19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Georgia Continued
$50,000	Americus-Sumter County, GA Hospital Authority (South Georgia Methodist Home for the Aging)[2]	6.250%	05/15/2016	$49,395
3,000,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[2]	6.250	07/01/2036	2,063,880
4,500,000	Atlanta, GA Tax Allocation (Beltline)[2]	7.500	01/01/2031	4,519,890
775,000	Atlanta, GA Tax Allocation (Beltline)[2]	7.500	01/01/2031	773,311
140,000	Atlanta, GA Urban Residential Finance Authority (Spring Branch Apartments)	4.250	04/01/2026	50,999
200,000	Brunswick and Glynn County, GA Devel. Authority (Georgia-Pacific Corp.)[2]	5.550	03/01/2026	182,130
295,000	Charlton County, GA Solid Waste Management Authority (Chesser Island Road Landfill)[2]	7.375	04/01/2018	272,745
30,000	Cherokee County, GA Hospital Authority (RT Jones Memorial Hospital)[2]	7.300	12/01/2013	33,461
50,000	Crisp County, GA Devel. Authority (International Paper Company)[2]	6.200	02/01/2020	50,613
480,000	East Point, GA (Camp Creek), Series B2	8.000	02/01/2026	487,565
125,000	Fulton County, GA Airport (Delta Airlines)[3,4,5]	5.300	05/01/2013	1
250,000	Fulton County, GA Airport (Delta Airlines)[3,4,5]	5.450	05/01/2023	3
25,000	Fulton County, GA Airport (Delta Airlines)[3,4,5]	5.500	05/01/2033	—
80,000	Fulton County, GA Airport (Delta Airlines)[3,4,5]	6.950	11/01/2012	1
2,885,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[2]	5.000	06/15/2029	2,938,921
29,060,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[1]	5.000	06/15/2029	29,603,131
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[1]	5.250	06/15/2037	13,993,891
6,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[2]	5.000	07/01/2027	4,459,800
1,000,000	Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation)[2]	5.125	07/01/2042	662,500
15,000	GA Hsg. and Finance Authority (Single Family Mtg.)[2]	5.400	12/01/2031	15,366
24,150,000	Irwin County, GA COP	8.000	08/01/2037	21,004,221
2,000,000	Marietta, GA Devel. Authority (University Facilities)[2]	7.000	06/15/2039	1,844,200
100,000	McDuffie County, GA County Devel. Authority (Temple-Inland)[2]	6.950	12/01/2023	93,267
430,000	Savannah, GA EDA (Skidway Health & Living Services)[2]	6.850	01/01/2019	435,379
1,055,000	Savannah, GA EDA (Skidway Health & Living Services)[2]	7.400	01/01/2024	1,063,936
2,985,000	Savannah, GA EDA (Skidway Health & Living Services)[2]	7.400	01/01/2034	2,968,194

				87,651,874

Hawaii—0.1%
1,750,000	HI Dept. of Budget & Finance Special Purpose (15 Craigside)	9.000	11/15/2044	1,882,930
400,000	HI Dept. of Transportation (Continental Airlines)[2]	5.625	11/15/2027	320,916
F20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Hawaii Continued
$7,415,000	HI Dept. of Transportation (Continental Airlines)[2]	7.000%	06/01/2020	$7,083,994

				9,287,840

Idaho—0.0%
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[2]	5.350	01/01/2025	5,068
35,000	ID Hsg. Agency (Single Family Mtg.)[2]	6.200	07/01/2025	35,926
25,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[2]	6.450	08/01/2032	25,014

				66,008

Illinois—7.0%
1,700,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[2]	5.625	01/01/2018	1,313,760
29,718,429	Aurora, IL Single Family Mtg.[1]	5.500	12/01/2039	32,688,447
38,770,573	Aurora, IL Single Family Mtg.[1]	6.300	12/01/2045	40,841,079
1,750,000	Belleville, IL Tax Increment (Frank Scott Parkway Redevel.)	5.700	05/01/2036	1,321,513
4,117,500	Bolingbrook, IL Will and Du Page Counties Wastewater Facilities (Crossroads Treatment)[2]	6.600	01/01/2035	3,019,775
30,685,000	Caseyville, IL Tax (Forest Lakes)	7.000	12/30/2022	18,682,255
65,000	Chicago, IL Midway Airport, Series B2	5.625	01/01/2029	65,014
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[2]	6.125	02/20/2042	35,926
16,845,000	Chicago, IL O’Hare International Airport (Delta Airlines)[2]	6.450	05/01/2018	15,986,242
9,783,000	Cortland, IL Special Tax (Sheaffer System)	5.500	03/01/2017	5,888,486
1,500,000	Deerfield, IL Educational Facilities (Chicagoland Jewish High School)[2]	6.000	05/01/2041	749,670
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[2]	5.625	03/01/2036	738,820
3,750,000	Gilberts, IL Special Service Area No. 19 Special Tax (Conservancy)[2]	5.375	03/01/2016	2,074,125
1,375,000	Godfrey, IL (United Methodist Village)[2]	5.875	11/15/2029	778,869
1,720,000	Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie Ridge)[2]	5.625	03/01/2022	1,397,844
3,135,000	Hampshire, IL Special Service Area No. 16 (Crown Devel.-Prairie Ridge)[2]	6.000	03/01/2046	2,331,500
1,160,000	Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)[2]	5.625	03/01/2022	942,732
7,450,000	Hampshire, IL Special Service Area No. 17 (Crown Devel.-Oakstead)[2]	6.000	03/01/2045	5,549,803
2,430,000	Hampshire, IL Special Service Area No. 18 (Crown Devel.-Tamms Farm)[2]	6.000	03/01/2044	1,813,460
1,575,000	Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge East)[2]	5.625	03/01/2022	1,280,003
4,270,000	Hampshire, IL Special Service Area No. 19 (Crown Devel.-Prairie Ridge East)[2]	6.000	03/01/2046	3,175,599
6,165,000	Harvey, IL GO2	5.500	12/01/2027	5,927,463
F21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$2,500,000	Harvey, IL GO2	5.625%	12/01/2032	$2,351,525
18,671	IL Devel. Finance Authority (Community Rehabilitation Providers)[2]	8.250	08/01/2012	14,678
115,000	IL Devel. Finance Authority Solid Waste (WSREC)[2]	8.250	04/01/2023	115,158
11,455,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[2]	6.500	12/01/2037	9,353,237
8,800,000	IL Finance Authority (Advocate Health Care)[2]	5.375	04/01/2044	8,968,432
685,000	IL Finance Authority (Advocate Health Care)[2]	5.375	04/01/2044	698,111
27,375,000	IL Finance Authority (Advocate Health Care)[1]	5.375	04/01/2044	27,899,140
11,000,000	IL Finance Authority (Advocate Health Care)[1]	5.375	04/01/2044	11,210,805
20,000,000	IL Finance Authority (Advocate Health Care)[1]	5.500	04/01/2044	20,564,415
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[2]	5.375	09/01/2035	2,580,602
1,000,000	IL Finance Authority (Bridgeway/Bridgeway Foundation/Occupation Devel. Center Obligated Group)[2]	4.625	07/01/2027	805,240
1,200,000	IL Finance Authority (Central Baptist Village)[2]	5.375	11/15/2039	889,704
12,500,000	IL Finance Authority (Central Dupage Health)[1]	5.500	11/01/2039	12,957,438
5,000,000	IL Finance Authority (Central Dupage HealthSystem/Central Dupage Hospital Assoc.)[1]	5.375	11/01/2039	5,135,225
4,000,000	IL Finance Authority (Clare Oaks)[2]	6.000	11/15/2039	3,056,160
1,000,000	IL Finance Authority (DeKalb Supportive Living)[2]	6.100	12/01/2041	765,390
6,000,000	IL Finance Authority (EMHC/EMHH/EMH Obligated Group)[2]	5.625	01/01/2037	5,558,100
2,250,000	IL Finance Authority (Franciscan Communities)[2]	5.500	05/15/2027	1,741,635
2,750,000	IL Finance Authority (Franciscan Communities)[2]	5.500	05/15/2037	1,881,248
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[2]	5.375	02/15/2025	1,708,840
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[2]	5.625	02/15/2037	1,582,960
30,000,000	IL Finance Authority (Illinois River Energy)[2]	8.500	07/01/2019	18,097,500
850,000	IL Finance Authority (Luther Oaks)[2]	6.000	08/15/2026	737,477
1,500,000	IL Finance Authority (Luther Oaks)[2]	6.000	08/15/2039	1,217,520
3,265,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[2]	5.000	08/15/2024	2,549,541
3,640,000	IL Finance Authority (Lutheran Social Services of Illinois/Vesper Management Corp. Obligated Group)[2]	5.125	08/15/2028	2,708,524
2,500,000	IL Finance Authority (Monarch Landing)[10]	7.000	12/01/2027	800,000
12,250,000	IL Finance Authority (Monarch Landing)[10]	7.000	12/01/2037	3,920,000
30,000,000	IL Finance Authority (Monarch Landing)[10]	7.000	12/01/2042	9,600,000
1,250,000	IL Finance Authority (Montgomery Place)[2]	5.500	05/15/2026	1,091,263
2,050,000	IL Finance Authority (Montgomery Place)[2]	5.750	05/15/2038	1,675,875
8,000,000	IL Finance Authority (OSF Healthcare System)[2]	5.750	11/15/2033	7,958,160
21,000,000	IL Finance Authority (Provena Health)[2]	7.750	08/15/2034	23,656,500
F22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Illinois Continued
$1,040,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[2]	7.250%	11/01/2030	$1,158,123
2,000,000	IL Finance Authority (Sedgebrook)[10]	6.000	11/15/2027	800,260
9,000,000	IL Finance Authority (Sedgebrook)[10]	6.000	11/15/2037	3,601,440
8,500,000	IL Finance Authority (Sedgebrook)[10]	6.000	11/15/2042	3,401,190
8,700,000	IL Health Facilities Authority[3,4]	6.900	11/15/2033	3,837,396
90,000	IL Health Facilities Authority (Delnor Community Resource Living)[2]	6.000	11/15/2017	86,107
5,780,000	IL Health Facilities Authority (Sherman Health System)[2]	5.250	08/01/2022	5,559,609
7,140,000	Lake County, IL Special Service Area No. 8	7.125	03/01/2037	6,351,458
500,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[2]	5.500	01/01/2036	321,505
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[2]	7.125	01/01/2036	10,959,949
3,489,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	5.750	03/01/2022	2,099,366
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[2]	6.125	03/01/2040	1,947,520
1,810,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[2]	5.750	03/01/2022	1,089,095
370,000	Peoria, IL Hsg. (Peoria Oak Woods Apartments)[2]	7.750	10/15/2033	332,345
3,500,000	Plano, IL Special Service Area No. 5[2]	6.000	03/01/2036	2,744,035
3,750,000	Quad Cities, IL Regional EDA (Heritage Woods Moline)[2]	6.000	12/01/2041	2,778,600
6,195,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)[2]	6.375	08/01/2040	4,035,299
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[2]	7.250	10/15/2024	149
10,000	Rockford, IL Mtg. (Faust Landmark Partnership)[2]	6.200	01/01/2028	10,046
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)[2]	6.625	06/01/2037	2,269,175
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[2]	5.850	12/01/2036	1,230,330
16,915,000	Southwestern IL Devel. Authority (Local Government Programming)[2]	7.000	10/01/2022	15,784,063
7,040,000	Southwestern IL Devel. Authority (Village of Sauget)[2]	5.625	11/01/2026	4,979,251
15,230,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)[2]	8.250	12/01/2019	8,406,046
8,450,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[2]	6.100	12/01/2041	6,505,824
3,025,000	Vernon Hills, IL Tax Increment (Town Center)[2]	6.250	12/30/2026	2,590,882
3,180,000	Volo Village, IL Special Service Area (Lancaster Falls)[2]	5.750	03/01/2036	2,270,711
5,547,000	Volo Village, IL Special Service Area (Remington Pointe)[2]	6.450	03/01/2034	4,613,773
5,170,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[2]	5.875	03/01/2036	4,411,303

				444,627,638
F23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Indiana—2.5%
$8,080,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[2,10]	6.500%	07/01/2033	$5,336,840
20,210,000	Bluffton, IN Solid Waste Disposal Facility (Bluffton Subordinate Industrial Bio-Energy)[2]	7.500	09/01/2019	13,481,283
14,700,000	Carmel, IN Redevel. District COP[2]	7.750	01/15/2030	14,870,961
11,830,000	Carmel, IN Redevel. District COP[2]	8.000	01/15/2035	11,970,422
1,475,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[2]	5.500	09/01/2028	1,155,707
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[2]	6.375	08/01/2029	5,029,626
25,000	Fort Wayne, IN Pollution Control (General Motors Corp.)[3,4,5]	6.200	10/15/2025	6,250
20,000	IN Bond Bank (Southwestern Bartholomew Water Corp.)[2]	6.625	06/01/2012	20,026
24,000,000	IN Finance Authority (Trinity Healthcare Credit Group)[1]	5.250	12/01/2038	24,554,000
925,000	IN Finance Authority Educational Facilities (Irvington Community)[2]	9.000	07/01/2039	1,063,408
9,585,000	IN Health & Educational Facilities Financing Authority (AH/SVH/SHCNA/SHCSA Obligated Group)[2]	5.000	11/15/2036	9,595,256
14,745,000	IN Health & Educational Facilities Financing Authority (Ascension Health/St. Vincent’s Hospital Obligated Group)	5.000	11/15/2036	14,760,777
1,835,000	IN Health Facility Financing Authority (Methodist Hospitals)[2]	5.500	09/15/2031	1,526,867
550,000	IN Pollution Control (General Motors Corp.)[3,5]	5.625	04/01/2011	137,500
9,365,000	Indianapolis, IN Multifamily Hsg. (Covered Bridge)[2,10]	6.000	04/01/2030	6,889,831
75,000	Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)[2]	5.600	04/01/2029	68,036
215,000	Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)[2]	5.625	12/01/2027	196,340
560,000	Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)[2]	6.700	04/01/2029	561,490
30,000	North Manchester, IN (Estelle Peabody Memorial Home)[3]	6.500	07/01/2015	18,699
17,505,000	North Manchester, IN (Estelle Peabody Memorial Home)[3]	7.250	07/01/2033	10,920,494
60,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[2]	6.375	11/01/2029	60,561
6,820,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[2]	6.500	07/01/2022	6,062,571
230,000	St. Joseph County, IN Economic Devel. (Holy Cross Village Notre Dame)[2]	5.550	05/15/2019	220,395
4,875,000	Vigo County, IN Hospital Authority (Union Hospital)[2]	5.800	09/01/2047	4,003,740
5,955,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)[2]	6.250	01/01/2024	4,941,459
25,000,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	9.250	07/01/2020	19,511,750
4,500,000	Wabash County, IN Economic Devel. (North Manchester Ethanol)	14.000	07/01/2020	3,601,215

				160,565,504
F24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Iowa—2.1%
$500,000	Cedar Rapids, IA (Cottage Grove Place)	5.875%		07/01/2028	$371,785
3,095,000	Cedar Rapids, IA (Cottage Grove Place)	6.000		07/01/2014	2,935,979
5,475,000	Dickinson County, IA Hsg. (Spirit Lake)	5.875		12/01/2036	4,283,804
395,000	IA Finance Authority (Amity Fellowserve)[2]	5.900		10/01/2016	374,804
810,000	IA Finance Authority (Amity Fellowserve)[2]	6.000		10/01/2028	669,830
940,000	IA Finance Authority (Amity Fellowserve)[2]	6.375		10/01/2026	830,998
2,190,000	IA Finance Authority (Amity Fellowserve)[2]	6.500		10/01/2036	1,893,890
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[2]	5.900		12/01/2028	921,411
900,000	IA Finance Authority Retirement Community (Friendship Haven)[2]	6.125		11/15/2032	771,948
1,000,000	IA Finance Authority Senior Hsg. (Bethany Manor)[2]	5.550		11/01/2041	740,460
1,300,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[2]	5.375		06/01/2025	917,813
36,910,000	IA Tobacco Settlement Authority[2]	5.375		06/01/2038	27,270,584
45,000,000	IA Tobacco Settlement Authority[2]	5.500		06/01/2042	33,006,600
190,800,000	IA Tobacco Settlement Authority	6.250	[6]	06/01/2046	6,191,460
360,990,000	IA Tobacco Settlement Authority	7.125	[6]	06/01/2046	9,681,752
60,000,000	IA Tobacco Settlement Authority (TASC)[2]	5.625		06/01/2046	44,523,000

					135,386,118

Kansas—0.1%
70,000	Goddard, KS Industrial Revenue (IFR Systems)[2]	6.250		05/01/2012	70,629
55,000	KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated Group)[2]	5.500		11/15/2015	54,139
1,265,000	Lenexa, KS Multifamily Hsg. (Meadows Apartments)[2]	7.950		10/15/2035	910,269
4,500,000	Olathe, KS Tax Increment (Gateway)	5.000		03/01/2026	2,181,510
2,500,000	Olathe, KS Transportation Devel. District (Gateway)	5.000		12/01/2028	1,202,525
2,475,000	Wyandotte County/Kansas City, KS Unified Government Industrial Devel. (Crestwood Apartments)[3,4]	6.950		06/01/2037	741,263
1,400,000	Wyandotte County/Kansas City, KS Unified Government Pollution Control (General Motors)[5]	6.000		06/01/2025	816,438

					5,976,773

Kentucky—0.3%
15,000	Elizabethtown, KY Industrial Building (Elizabethtown Medical Rehabilitation)[2]	10.250		12/01/2016	15,089
28,805,000	Kenton County, KY Airport (Delta Airlines)[3,4,5]	8.000		12/01/2015	288
31,750,000	Kenton County, KY Airport (Delta Airlines)[3,4,5]	8.000		12/01/2015	318
27,170,000	Kenton County, KY Airport (Delta Airlines)[3,4,5]	8.000		12/01/2015	272
45,560,000	Kenton County, KY Airport (Delta Airlines)[3,4,5]	8.000		12/01/2015	456
150,000	Kenton County, KY Airport (Delta Airlines)[3,4,5]	8.000		12/01/2015	2
2,520,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)[2]	6.750		03/01/2029	2,256,962
F25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Kentucky Continued
$14,000,000	KY EDFA (Baptist Healthcare System)[1]	5.375%	08/15/2024	$15,097,600
1,775,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (JHF/SMHC Obligated Group)[2]	6.125	02/01/2037	1,835,616
2,900,000	Morgantown, KY Solid Waste Disposal (Imco Recycling)[3,4,5]	6.000	05/01/2023	29,000
4,600,000	Morgantown, KY Solid Waste Disposal (Imco Recycling)[3,4,5]	7.450	05/01/2022	46,000
5,740,000	Morgantown, KY Solid Waste Disposal (Imco Recycling)[3,5]	7.650	05/01/2016	57,400

				19,339,003

Louisiana—1.6%
175,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[2]	5.600	12/01/2028	175,056
20,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[2]	5.600	11/01/2022	19,240
1,400,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[2]	5.250	01/01/2028	1,474,844
1,400,000	Juban Park, LA Community Devel. District Special Assessment[2]	5.150	10/01/2014	1,238,314
3,660,000	LA CDA (Eunice Student Hsg. Foundation)	7.375	09/01/2033	2,441,147
11,415,000	LA HFA (La Chateau)[2]	7.250	09/01/2039	11,460,774
15,000	LA HFA (Single Family Mtg.)[2]	6.300	06/01/2020	15,318
1,000,000	LA Local Government EF&CD Authority (Cypress Apartments)[2]	8.000	04/20/2028	837,170
455,000	LA Local Government EF&CD Authority (Sharlo Apartments)[2]	8.000	06/20/2028	377,077
3,285,000	LA Public Facilities Authority (FMOOLHS/SFMC/OLOLRMC Obligated Group)[2]	5.250	08/15/2036	3,062,671
7,000,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[2]	5.375	05/15/2043	6,329,400
5,350,000	LA Public Facilities Authority (Progressive Healthcare)[2]	6.375	10/01/2028	4,286,313
65,080,000	LA Tobacco Settlement Financing Corp. (TASC)[2]	5.875	05/15/2039	61,313,170
7,400,000	Lakeshore Villages, LA Master Community Devel. District[2]	5.250	07/01/2017	6,147,032
60,000	New Orleans, LA Sewage Service[2]	5.400	06/01/2017	59,175
15,000	Tensas Parish, LA Law Enforcement District COP[5]	8.000	10/01/2010	14,814
10,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[2]	6.600	09/01/2028	10,007

				99,261,522

Maine—0.4%
56,390,000	ME Finance Authority Solid Waste Recycling Facilities (Great Northern Paper)[3,5]	7.750	10/01/2022	13,533,600
20,000	North Berwick, ME (Hussey Seating Company)[2]	7.000	12/01/2013	20,015
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)[2]	6.625	07/01/2020	3,842,160
14,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)[2]	6.875	10/01/2026	10,954,664

				28,350,439
F26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Maryland—0.3%
$6,810,000	Brunswick, MD Special Obligation (Brunswick Crossing)[2]	5.500%		07/01/2036	$4,857,845
5,135,000	MD EDC Student Hsg. (Bowie State University)[2]	6.000		06/01/2023	4,491,995
400,000	MD EDC Student Hsg. (University of Maryland)[2]	5.625		10/01/2023	302,696
8,500,000	MD EDC Student Hsg. (University of Maryland)[2]	5.750		10/01/2033	5,873,330
600,000	MD H&HEFA (King Farm Presbyterian Community)[2]	5.300		01/01/2037	421,866
925,000	MD H&HEFA (Washington Christian Academy)	5.500		07/01/2038	443,991
2,250,000	Salisbury, MD Special Obligation (Villages at Aydelotte Farm)[2]	5.250		01/01/2037	1,344,578

					17,736,301

Massachusetts—2.1%
800,000	MA Devel. Finance Agency (Eastern Nazarene College)[2]	5.625		04/01/2019	722,856
2,630,000	MA Devel. Finance Agency (Eastern Nazarene College)[2]	5.625		04/01/2029	2,107,524
1,800,000	MA Devel. Finance Agency (Linden Ponds)[2]	5.750		11/15/2042	1,267,128
275,000	MA Devel. Finance Agency (Regis College)[2]	5.250		10/01/2018	239,214
1,000,000	MA Devel. Finance Agency (VOA Concord)[2]	5.200		11/01/2041	703,790
24,215,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	24,956,020
65,000	MA H&EFA (Holyoke Hospital)[2]	6.500		07/01/2015	60,339
1,410,000	MA H&EFA (North Adams Regional Hospital)[2]	6.625		07/01/2018	1,368,842
4,250,000	MA H&EFA (Partners Healthcare System)[1]	5.000		07/01/2034	4,287,995
23,100,000	MA H&EFA (Partners Healthcare System)[1]	5.000		07/01/2039	23,271,864
6,300,000	MA H&EFA (Tufts Medical Center)[2]	5.000		05/15/2022	5,685,813
50,080,000	MA HFA, Series A1	5.250		07/01/2025	50,326,859
10,500,000	MA HFA, Series A1	5.300		06/01/2049	9,970,031
8,330,000	MA HFA, Series C1	5.400		12/01/2049	8,298,063
50,000	MA Port Authority (Delta Air Lines)	5.000		01/01/2027	35,457

					133,301,795

Michigan—4.3%
100,000	Detroit, MI GO2	5.000		04/01/2014	96,028
225,000	Detroit, MI GO2	5.250		04/01/2014	218,108
2,600,000	Detroit, MI GO2	5.250		04/01/2016	2,374,814
350,000	Detroit, MI GO2	5.250		04/01/2017	310,447
100,000	Detroit, MI GO2	5.250		04/01/2023	80,287
40,000	Detroit, MI GO2	5.375		04/01/2015	38,113
3,460,000	Detroit, MI Local Devel. Finance Authority[2]	6.700		05/01/2021	1,396,491
2,145,000	Detroit, MI Local Devel. Finance Authority[2]	6.850		05/01/2021	860,295
585,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[2]	5.375		05/01/2018	210,003
35,095,000	Detroit, MI Sewer Disposal System[1]	0.768	[7]	07/01/2032	26,366,438
5,845,000	Detroit, MI Sewer Disposal System[2]	0.768	[7]	07/01/2032	4,392,518
10,000,000	Detroit, MI Tax Anticipation Notes	10.000		10/01/2010	9,999,100
F27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Michigan Continued
$760,000	East Lansing, MI Economic Corp. (Burcham Hills)[2]	5.250%		07/01/2037	$561,184
1,400,000	Kalamazoo, MI EDC (Heritage Community)[2]	5.500		05/15/2036	1,067,402
10,500,000	Kent, MI Hospital Finance Authority[2]	6.250		07/01/2040	8,826,930
1,625,000	Kent, MI Hospital Finance Authority (MetroH/MetroHC/MetroF Obligated Group)[2]	6.000		07/01/2035	1,341,974
455,000	Macomb, MI Public Academy[2]	6.750		05/01/2037	381,968
65,000	MI Hospital Finance Authority (Detroit Medical Center)[2]	6.500		08/15/2018	64,037
2,500,000	MI Hospital Finance Authority (Henry Ford Health System)[2]	5.250		11/15/2046	2,201,425
5,000,000	MI Hospital Finance Authority (HFHS/HAPM/WH&MC Obligated Group)[2]	5.750		11/15/2039	4,915,500
2,900,000	MI Hospital Finance Authority (Oakwood Obligated Group)[2]	5.000		07/15/2037	2,484,256
2,135,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)[2]	5.750		04/01/2032	2,069,818
50,000,000	MI Municipal Bond Authority	9.500		08/20/2010	49,956,000
900,000	MI Public Educational Facilities Authority (American Montessori)[2]	6.500		12/01/2037	729,891
1,500,000	MI Public Educational Facilities Authority (Old Redford Academy)[2]	6.000		12/01/2035	1,296,270
5,515,000	MI Strategic Fund Limited Obligation (Ford Motor Company), Series A	6.550		10/01/2022	4,741,907
1,483,875	MI Strategic Fund Limited Obligation (Wolverine Human Services)[2]	7.875		08/31/2028	1,384,114
4,730,000	MI Strategic Fund Pollution Control (General Motors Corp.)[3,5]	6.200		09/01/2020	1,138,511
4,200,000	MI Strategic Fund Solid Waste (Genesee Power Station)[2]	7.500		01/01/2021	3,690,414
428,990,000	MI Tobacco Settlement Finance Authority	7.286	[6]	06/01/2052	9,480,679
3,048,780,000	MI Tobacco Settlement Finance Authority	8.877	[6]	06/01/2058	32,621,946
52,930,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2029	50,991,854
20,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[2]	5.000		12/01/2034	16,932,200
10,000,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2034	9,627,714
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[2]	5.250		12/01/2021	5,810,236
14,400,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[2]	6.000		12/01/2029	12,547,152

					271,206,024

Minnesota—1.1%
1,530,000	Burnsville, MN Commercial Devel. (Holiday Inn)[3,4,5]	5.900		04/01/2008	344,250
1,000,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)[2]	5.400		12/01/2036	820,220
F28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$1,750,000	Cottage Grove, MN Senior Hsg.[2]	6.000%	12/01/2046	$1,603,035
2,000,000	Elysian, MN Senior Hsg. (Kingsway Ministries)	5.350	05/01/2042	1,455,680
1,000,000	Eveleth, MN Multifamily (Manor House Woodland)[2]	5.500	10/01/2025	907,080
2,000,000	Eveleth, MN Multifamily (Manor House Woodland)[2]	5.700	10/01/2036	1,693,980
2,160,000	Green Isle, MN Senior Hsg. (Kingsway Ministries)	5.500	05/01/2042	1,574,813
525,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[2]	5.500	04/01/2023	362,581
3,250,000	International Falls, MN Pollution Control (Boise Cascade Corp.)[2]	5.650	12/01/2022	2,292,875
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[2]	6.850	12/01/2029	4,783,106
14,680,000	Lamberton, MN Solid Waste (Highwater Ethanol)[2]	8.500	12/01/2022	11,303,013
9,545,000	Mankato, MN Industrial Devel. (Environ Biocomposites Holdings)[3,4]	7.250	12/01/2025	4,038,585
47,015,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest Airlines)[3,4,5]	7.000	04/01/2025	470
16,400,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission (Northwest Airlines)[3,4,5]	7.375	04/01/2025	164
100,000	Minneapolis, MN Multifamily Hsg. (Belmont Apartments)[2]	7.625	11/01/2027	95,975
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[2]	5.400	04/01/2028	558,888
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[2]	5.500	04/01/2042	3,776,715
500,000	Minneapolis, MN Tax Increment (Ivy Tower)[2]	5.500	02/01/2022	368,090
1,000,000	Minneapolis, MN Tax Increment (Ivy Tower)[2]	5.700	02/01/2029	662,750
900,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)[2]	5.900	03/01/2019	873,504
80,000	New Hope, MN Multifamily (Chardon Court)	7.250	06/01/2026	42,864
25,000	Northfield, MN Lease (Village School of Northfield)[3,4,5]	6.500	12/01/2014	6,054
330,000	Northfield, MN Lease (Village School of Northfield)[3,4,5]	7.500	12/01/2024	67,056
2,100,000	Northwest MN Multi-County Hsg. and Redevel. Authority[2]	5.450	07/01/2041	1,631,994
10,170,000	Otter Tail County, MN GO2	7.500	11/01/2019	2,872,110
1,000,000	Pine City, MN Health Care & Hsg. (North Branch)[2]	6.125	10/20/2047	930,210
4,200,000	Richfield, MN Senior Hsg. (Richfield Senior Hsg.)[2]	6.625	12/01/2039	4,009,908
465,000	Rochester, MN Multifamily Hsg. (Eastridge Estates)[2]	7.750	12/15/2034	414,682
830,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[2]	5.375	08/01/2021	753,906
790,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)[2]	5.625	02/01/2031	660,772
85,000	St. Cloud, MN Hsg. & Redevel. Authority (Germain Towers)[2]	5.900	09/01/2020	72,621
10,000,000	St. Louis Park, MN Health Care Facilities (Nicollett Health Services)[2]	5.750	07/01/2039	9,985,400
1,275,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[2]	7.000	09/15/2037	1,001,564
F29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$1,944,214	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[2]	5.630%	10/01/2033	$1,639,322
3,000,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[2]	6.250	03/01/2029	2,531,490
400,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[2]	5.750	09/01/2026	345,372
650,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)[2]	6.000	09/01/2036	539,591
1,900,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[2]	6.800	03/01/2029	1,705,839
1,246,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)[2]	7.000	03/01/2029	1,143,130
905,000	St. Paul, MN Port Authority (Great Northern)[2]	6.000	03/01/2030	814,391
560,000	St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)[3,5]	8.000	12/01/2027	145,762
1,425,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)[2]	6.000	02/01/2019	1,207,901

				70,037,713

Mississippi—0.3%
175,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[2]	5.400	04/01/2039	177,923
3,000,000	Meridian, MS Tax Increment (Meridian Crossroads)[2]	8.750	12/01/2024	3,009,240
4,810,000	MS Business Finance Corp. (Intrinergy Wiggins)[2]	8.000	01/01/2023	4,152,329
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[2]	5.250	10/01/2027	1,382,222
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[2]	5.375	10/01/2028	1,741,592
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[3]	7.500	10/01/2042	10,884,425
270,000	Warren County, MS Environmental Improvement (International Paper Company)[2]	5.550	08/15/2022	258,698
175,000	Warren County, MS Environmental Improvement (International Paper Company)[2]	6.250	09/01/2023	175,089

				21,781,518

Missouri—1.4%
250,000	Belton, MO Tax Increment (Belton Town Center)[2]	5.500	03/01/2020	228,238
400,000	Belton, MO Tax Increment (Belton Town Center)[2]	5.625	03/01/2025	344,876
325,000	Branson Hills, MO Infrastructure Facilities[2]	5.000	04/01/2010	325,462
580,000	Branson Hills, MO Infrastructure Facilities[2]	5.000	04/01/2012	582,923
500,000	Branson Hills, MO Infrastructure Facilities[2]	5.000	04/01/2016	478,955
500,000	Branson Hills, MO Infrastructure Facilities[2]	5.000	04/01/2017	468,940
730,000	Branson Hills, MO Infrastructure Facilities[2]	5.500	04/01/2022	656,679
750,000	Branson Hills, MO Infrastructure Facilities[2]	5.500	04/01/2027	636,525
4,900,000	Branson, MO Commerce Park Community Improvement District[2]	5.750	06/01/2026	4,031,426
2,485,000	Branson, MO IDA (Branson Hills Redevel.)[2]	5.750	05/01/2026	1,911,909
13,000,000	Branson, MO IDA (Branson Hills Redevel.)[2]	7.050	05/01/2027	11,378,250
1,940,000	Branson, MO IDA (Branson Landing)[2]	5.250	06/01/2021	1,472,615
F30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Missouri Continued
$2,470,000	Branson, MO IDA (Branson Landing)[2]	5.500%	06/01/2029	$1,660,655
24,535,000	Branson, MO IDA (Branson Shoppe Redevel.)[2]	5.950	11/01/2029	18,516,319
5,000,000	Branson, MO Regional Airport (Branson Airport)	6.000	07/01/2025	3,588,150
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[2]	6.125	12/01/2036	368,072
1,215,000	Chillicothe, MO Tax Increment (South U.S. 65)[2]	5.500	04/01/2021	1,090,876
1,100,000	Chillicothe, MO Tax Increment (South U.S. 65)[2]	5.625	04/01/2027	937,409
35,000	Fenton, MO Tax Increment (Dierbergs)[2]	7.250	10/01/2021	35,066
200,000	Jackson County, MO IDA (Avila College)[2]	6.500	12/02/2025	196,490
1,250,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[2]	5.000	11/01/2023	1,072,913
500,000	Kansas City, MO IDA (Plaza Library)[2]	5.900	03/01/2024	466,010
1,342,000	Kansas City, MO IDA (West Paseo)[2]	6.750	07/01/2036	1,017,679
440,000	Kansas City, MO IDA (Woodbridge Apartments)	6.700	08/01/2015	413,622
3,750,000	Kansas City, MO Tax Increment (Briarcliff West)[2]	5.400	06/01/2024	3,137,363
1,735,000	Lees Summit, MO IDA (Kensington Farms)[2]	5.500	03/01/2021	1,526,696
750,000	Lees Summit, MO IDA (Kensington Farms)[2]	5.750	03/01/2029	613,935
3,065,000	Liberty, MO Tax Increment (Liberty Triangle)[2]	5.875	10/01/2029	2,559,306
3,290,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2026	2,016,441
3,825,000	MO Dardenne Town Square Transportation Devel. District	5.000	05/01/2036	1,991,027
2,720,000	MO Enright Arlington Community Improvement District[2]	5.400	03/01/2026	2,264,509
20,000	MO Environmental Improvement & Energy Resources Authority (Union Electric Company)[2]	5.450	10/01/2028	19,676
1,910,000	MO Good Shepard Nursing Home District[2]	5.900	08/15/2023	1,754,564
230,000	MO Grindstone Plaza Transportation Devel. District[2]	5.250	10/01/2021	168,434
400,000	MO Grindstone Plaza Transportation Devel. District[2]	5.400	10/01/2026	272,120
115,000	MO Grindstone Plaza Transportation Devel. District[2]	5.550	10/01/2036	69,340
3,915,000	MO HDC (Mansion Apartments Phase II)[2]	6.170	04/01/2032	3,081,888
10,000	MO HDC (Single Family Mtg.)[2]	5.500	09/01/2033	10,271
50,000	MO HDC (Single Family Mtg.)[2]	6.400	03/01/2029	51,732
782,000	Northwoods, MO Transportation Devel. District[2]	5.850	02/01/2031	603,164
2,000,000	St. Joseph, MO IDA (Living Community of St. Joseph)[2]	7.000	08/15/2032	1,879,560
2,000,000	St. Joseph, MO IDA (Shoppes at North Village)[2]	5.500	11/01/2027	1,719,300
10,000	St. Louis County, MO IDA (Century Garden Apartments)[2]	5.700	08/20/2039	10,040
2,461,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[2]	6.000	08/21/2026	1,781,346
2,034,000	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,338,657
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)	6.000	08/21/2026	1,201,558
3,045,000	St. Louis, MO Tax Increment (Security Building Redevel.)[2]	6.300	04/01/2027	2,255,949
2,437,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500	01/20/2028	1,604,301
F31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Missouri Continued
$1,600,000	St. Louis, MO Tax Increment (Washington East Condominiums)[2]	5.500%		01/20/2028	$1,053,296
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	724,444
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.700		04/01/2022	1,483,048
975,000	Stone Canyon, MO Improvement District (Infrastructure)[2]	5.750		04/01/2027	718,770
1,025,000	Suemandy, MO Mid-Rivers Community Improvement District[2]	7.000		10/01/2019	1,018,481
2,225,000	Suemandy, MO Mid-Rivers Community Improvement District[2]	7.500		10/01/2029	2,220,127

					91,029,402

Montana—0.2%
4,360,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[2]	0.000	[8]	09/01/2031	2,179,956
6,800,000	MT Board of Investment Exempt Facilities (Stillwater Mining Company)[2]	8.000		07/01/2020	5,051,312
1,125,000	MT Facilities Finance Authority (St. John’s Lutheran)[2]	6.000		05/15/2025	1,007,629
1,650,000	MT Facilities Finance Authority (St. John’s Lutheran)[2]	6.125		05/15/2036	1,376,529

					9,615,426

Multi States—0.1%
8,000,000	Munimae TE Bond Subsidiary[2]	5.900		11/29/2049	4,424,160
Nebraska—0.6%
1,360,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)	6.625		12/01/2021	766,550
50,000	Dawson County, NE Sanitation & Improvement District[2]	5.650		02/01/2022	42,480
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[1]	5.750		11/01/2048	21,065,059
1,250,000	Mead Village, NE Tax Increment (Biofuels-Mead)[2]	5.750		01/01/2022	526,288
2,400,000	NE Educational Facilities Authority (Midland Lutheran College)[2]	5.600		09/15/2029	1,943,496
5,560,000	Santee Sioux Nation, NE Tribal Health Care (Indian Health Service)[2]	8.750		10/01/2020	5,607,872
45,745,000	Saunders County, NE Individual Devel. (Mead Biofuels)[3,4]	7.000		12/01/2026	9,069,404

					39,021,149

Nevada—0.8%
47,000,000	Clark County, NV Airport[11]	5.125		07/01/2036	45,575,900
1,000,000	Clark County, NV Improvement District[2]	5.000		02/01/2026	755,490
770,000	Clark County, NV Improvement District[2]	5.050		02/01/2031	543,250
25,000	Clark County, NV Pollution Control (Nevada Power Company)[2]	5.450		10/01/2023	23,264
10,000,000	Director of the State of NV Dept. of Business & Industry (Las Ventanas Retirement)[3]	7.000		11/15/2034	5,357,100
F32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

Nevada Continued
$100,000	Las Vegas, NV Paiute Tribe, Series A2	6.625%		11/01/2017	$87,874
130,000	Mesquite, NV Special Improvement District (Canyon Creek)[2]	5.400		08/01/2020	95,125
515,000	Mesquite, NV Special Improvement District (Canyon Creek)[2]	5.500		08/01/2025	330,465
1,930,000	Mesquite, NV Special Improvement District No. 07-01 (Anthem at Mesquite)[2]	6.150		08/01/2037	1,406,256

					54,174,724

New Hampshire—0.1%
2,020,000	NH Business Finance Authority (Air Cargo at Pease)	6.750		04/01/2024	1,557,056
70,000	NH Business Finance Authority (Connecticut Light & Power)[2]	5.850		12/01/2022	71,086
1,500,000	NH Business Finance Authority (Huggins Hospital)[2]	6.875		10/01/2039	1,496,040
4,000,000	NH H&EFA (Franklin Pierce College)[2]	6.050		10/01/2034	2,901,840

					6,026,022

New Jersey—10.5%
1,400,000	NJ EDA (Continental Airlines)[2]	5.500		04/01/2028	888,580
42,830,000	NJ EDA (Continental Airlines)[2]	6.250		09/15/2019	40,260,628
59,685,000	NJ EDA (Continental Airlines)[2]	6.250		09/15/2029	52,463,712
16,375,000	NJ EDA (Continental Airlines)[2]	6.400		09/15/2023	15,008,670
1,600,000	NJ EDA (Continental Airlines)[2]	6.625		09/15/2012	1,577,024
25,935,000	NJ EDA (Continental Airlines)[2]	7.000		11/15/2030	24,891,635
16,920,000	NJ EDA (Continental Airlines)[2]	7.200		11/15/2030	16,596,151
16,500,000	NJ EDA (Continental Airlines)[2]	9.000		06/01/2033	17,322,525
12,500,000	NJ EDA (Converted Organics of Woodbridge)	8.000		08/01/2027	7,939,000
1,109,191	NJ EDA (Empowerment Zone-Cumberland)[3,4]	7.750		08/01/2021	593,273
9,000,000	NJ EDA (GMT Realty)[2]	6.875		01/01/2037	7,319,970
34,125,000	NJ Health Care Facilities Financing Authority (CHE/MM/MC Obligated Group)[2]	0.983	[7]	11/15/2033	22,343,344
75,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[2]	7.250		07/01/2014	74,051
6,130,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[2]	7.250		07/01/2027	5,610,176
154,940,000	NJ Tobacco Settlement Financing Corp.[2]	4.750		06/01/2034	109,172,273
96,125,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	75,279,642
375,020,000	NJ Tobacco Settlement Financing Corp.[2]	5.000		06/01/2041	260,402,637
198,050,000	NJ Tobacco Settlement Financing Corp.	7.389	[6]	06/01/2041	12,776,206

					670,519,497

New Mexico—0.6%
467,000	Dona Ana County, NM Multifamily (Montana Meadows Apartments)[2]	8.500		12/01/2015	469,993
5,300,000	Eldorado, NM Area Water and Sanitation District[2]	6.000		02/01/2025	4,460,745
F33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New Mexico Continued
$50,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[2]	6.600%		10/01/2029	$49,560
1,100,000	Mariposa East, NM Public Improvement District[2]	5.500		09/01/2016	1,002,628
500,000	Mariposa East, NM Public Improvement District[2]	5.750		09/01/2021	415,330
500,000	Mariposa East, NM Public Improvement District[2]	6.000		09/01/2032	380,590
900,000	Montecito Estates, NM Public Improvement District[2]	7.000		10/01/2037	772,884
21,565,000	NM Hospital Equipment (Presbyterian Healthcare)[1]	5.000		08/01/2039	21,523,154
5,000	NM Mtg. Finance Authority, Series C2	6.500		07/01/2025	5,242
200,000	NM Regional Hsg. Authority (Wildewood Apartments)[2]	8.750		12/01/2020	200,652
1,925,000	NM Trails Public Improvement District[2]	7.750		10/01/2038	1,690,150
4,805,000	Saltillo, NM Improvement District[2]	7.625		10/01/2037	4,260,786
1,000,000	Ventana West, NM Public Improvement District Special Levy[2]	6.875		08/01/2033	844,690

					36,076,404

New York—3.7%
3,000,000	Albany, NY IDA (New Covenant Charter School)[10]	7.000		05/01/2035	1,889,940
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	6.656	[6]	06/01/2055	194,523
412,100,000	NY Counties Tobacco Trust V	7.151	[6]	06/01/2060	2,752,828
500,000,000	NY Counties Tobacco Trust V	7.836	[6]	06/01/2060	3,340,000
13,765,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.766	[12]	04/01/2036	13,486,121
2,815,000	NYC IDA (American Airlines)	5.400		07/01/2020	2,087,435
11,055,000	NYC IDA (American Airlines)	6.900		08/01/2024	8,942,721
4,500,000	NYC IDA (American Airlines)[2]	7.500		08/01/2016	4,466,340
28,500,000	NYC IDA (American Airlines)[2]	7.625		08/01/2025	27,972,750
37,000,000	NYC IDA (American Airlines)[2]	7.750		08/01/2031	36,857,920
10,000,000	NYC IDA (Bronx Parking Devel.)	5.750		10/01/2037	7,770,000
500,000	NYC IDA (JFK International Airport)[2]	8.000		08/01/2012	505,680
20,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2036	20,459,000
20,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2039	20,679,900
10,000,000	NYS DA (Personal Income Tax)[1]	5.000		03/15/2038	10,332,550
12,075,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2035	12,370,477
50,000,000	NYS IDA (Bronx Parking Devel. Company)	5.875		10/01/2046	38,019,000
20,000,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000		03/15/2037	20,566,200
250,000	Port Authority NY/NJ (JFK International Air Terminal)[2]	5.750		12/01/2025	249,975

					232,943,360

North Carolina—0.8%
46,700,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[2]	5.600		07/01/2027	33,114,503
14,235,000	Charlotte, NC Douglas International Airport Special Facilities (US Airways)[2]	7.750		02/01/2028	12,302,029
F34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

North Carolina Continued
$4,380,000	Gaston, NC IF&PCFA (National Gypsum)[2]	5.750%		08/01/2035	$2,830,706
2,775,000	NC Medical Care Commission Retirement Facilities (Village at Brookwood)[2]	5.250		01/01/2032	2,015,399

					50,262,637

North Dakota—0.1%
1,000,000	Cando, ND Nursing Facility (Towner County Medical Center)[2]	7.125		08/01/2022	974,160
100,000	Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)[2]	7.000		11/01/2015	93,855
10,000	ND HFA (Home Mtg.)[2]	5.400		01/01/2034	10,244
10,000	ND HFA (Home Mtg.)[2]	5.550		07/01/2022	10,118
2,880,000	Richland County, ND Hsg. (Birchwood Properties)[2]	6.750		05/01/2029	2,322,806

					3,411,183

Ohio—4.5%
3,960,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.875		06/01/2030	3,418,787
43,905,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[2]	5.875		06/01/2047	33,686,550
2,345,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.501	[6]	06/01/2052	56,866,250
1,385,000	Butler County, OH Hsg. (Anthony Wayne Apartments)[2]	6.500		09/01/2030	1,019,055
4,495,000	Centerville, OH Health Care (Bethany Lutheran Village)[2]	6.000		11/01/2038	3,852,844
13,125,000	Cleveland, OH Airport (Continental Airlines)[2]	5.375		09/15/2027	10,316,119
22,630,000	Cleveland, OH Airport (Continental Airlines)[2]	5.700		12/01/2019	19,714,125
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)[2]	6.250		05/01/2038	1,189,395
750,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[2]	5.000		08/15/2036	620,865
6,500,000	Erie County, OH Hospital Facilities (Firelands Regional Medical Center)[2]	5.250		08/15/2046	5,328,245
2,850,000	Franklin County, OH Hospital (Nationwide Childrens Hospital)[2]	5.000		11/01/2034	2,865,077
6,500,000	Franklin County, OH Hospital (Nationwide Childrens Hospital)[2]	5.250		11/01/2040	6,608,680
7,500,000	Grove City, OH Tax Increment Financing[2]	5.375		12/01/2031	5,291,925
4,500,000	Hickory Chase, OH Community Authority Infrastructure Improvement[2]	7.000		12/01/2038	2,938,275
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[2]	5.750		08/15/2038	117,829
125,000	Lake County, OH Hospital Facilities (Lake Hospital System)[2]	6.000		08/15/2043	120,731
790,000	Lorain County, OH Port Authority (Alumalloy LLC)[2]	6.000		11/15/2025	570,585
15,770,000	Mahoning County, OH Hospital Facilities (Forum Health/Trumbull Memorial Hospital/Beeghly Oaks)	6.000		11/15/2032	10,754,825
F35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Ohio Continued
$19,780,000	Montgomery County, OH (Catholic Health Initiatives)[1]	5.000%		05/01/2039	$19,851,208
960,000	Moraine, OH Solid Waste Disposal (General Motors Corp.)[3,4,5]	5.650		07/01/2024	240,000
3,225,000	Moraine, OH Solid Waste Disposal (General Motors Corp.)[3,4,5]	6.750		07/01/2014	806,250
13,910,000	OH Air Quality Devel. Authority (Fostoria Ethanol)[2]	8.500		02/01/2020	9,950,797
13,910,000	OH Air Quality Devel. Authority (Marion Ethanol)[2]	8.500		02/01/2020	9,950,797
50,000	OH Environmental Facilities (Ford Motor Company)	5.750		04/01/2035	37,241
520,000	OH Environmental Facilities (Ford Motor Company)	5.950		09/01/2029	406,832
100,000	OH Environmental Facilities (Ford Motor Company)	6.150		06/01/2030	80,247
2,500,000	OH Hospital Facility (Cleveland Clinic Foundation/Fairview Hospital/Lutheran Hospital Obligated Group)[2]	5.500		01/01/2039	2,598,100
550,000	OH Pollution Control (General Motors Corp.)[3,5]	5.625		03/01/2015	137,500
2,050,000	OH Port Authority of Columbiana Solid Waste (A&L Salvage)[3,4,5]	14.500		07/01/2028	—
16,320,000	OH Port Authority of Columbiana Solid Waste (Apex Environmental)[2]	7.250		08/01/2034	12,023,434
14,000,000	OH Solid Waste (General Motors Corp.)[3,4,5]	6.300		12/01/2032	3,500,000
29,515,000	OH Solid Waste Disposal (USG Corp.)[2]	5.600		08/01/2032	22,909,248
38,910,000	OH Solid Waste Disposal (USG Corp.)[2]	5.650		03/01/2033	30,323,341
6,640,000	OH Solid Waste Disposal (USG Corp.)[2]	6.050		08/01/2034	5,434,242
70,000	Pike County, OH Hospital Facilities (Pike Health Services)[2]	7.000		07/01/2022	66,602
440,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[2]	5.125		11/15/2025	344,340
3,000,000	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[2]	5.400		11/01/2036	2,688,150
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)[2]	7.500		12/01/2034	3,115,675

					289,744,166

Oklahoma—0.9%
1,700,000	Ardmore, OK Devel. Authority (Airpark Increment District)[2]	5.750		11/01/2022	1,493,722
1,500,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)[2]	6.625		10/01/2037	1,299,510
1,280,000	Cleveland County, OK IDA (Vaughn Foods)	7.750		12/01/2012	1,177,997
2,365,000	Cleveland County, OK IDA (Vaughn Foods)	8.100		12/01/2024	1,906,332
220,000	Grady County, OK Industrial Authority (Correctional Facilities)	7.000		11/01/2011	184,144
2,610,000	Jackson County, OK Memorial Hospital Authority (Jackson County Memorial)[2]	7.300		08/01/2015	2,611,670
95,000	OK HFA (Single Family Mtg.)	5.686	[6]	09/01/2030	29,622
50,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[2]	6.500		09/01/2026	50,043
1,500,000	Oklahoma City, OK Industrial & Cultural Facilities (Aero Obligated Group)[2]	6.750		01/01/2023	1,329,615
F36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Oklahoma Continued
$2,950,000	Oklahoma County, OK Finance Authority (Var-Sail Assoc.)[2]	5.250%	05/15/2041	$2,976,521
4,075,000	Tulsa, OK Municipal Airport Trust (American Airlines)[2]	6.250	06/01/2020	3,469,374
215,000	Tulsa, OK Municipal Airport Trust (American Airlines)[2]	7.350	12/01/2011	212,872
43,980,000	Tulsa, OK Municipal Airport Trust (American Airlines)	7.750	06/01/2035	43,181,323

				59,922,745

Oregon—0.2%
20,000	Lane County, OR Hsg. Authority & Community Services (Firewood)[2]	6.600	11/01/2015	19,781
1,095,000	OR Economic Devel. (Georgia-Pacific Corp.)[2]	5.700	12/01/2025	1,014,156
10,000	OR GO (Elderly & Disabled Hsg.)[2]	5.250	08/01/2031	10,013
8,270,000	OR Solid Waste Disposal (USG Corp.)[2]	6.400	12/01/2029	7,177,037
50,000	Port Astoria, OR Pollution Control (James River)[2]	6.550	02/01/2015	50,023
3,655,000	Port of St. Helen’s, OR Pollution Control (Boise Cascade Corp.)[2]	5.650	12/01/2027	2,407,804
920,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[2]	5.000	01/01/2021	838,065

				11,516,879

Pennsylvania—2.2%
966,895	Allegheny County, PA HDA (The Covenant at South Hills)[3,5]	8.750	02/01/2031	10
54,250,000	Allegheny County, PA HDA (West Penn Allegheny Health System)[2]	5.375	11/15/2040	40,174,838
10,000,000	Allegheny County, PA HDA (WPAHS/AG/Forbes Health System/WPH/WPAON Obligated Group)[2]	5.000	11/15/2028	7,616,700
1,500,000	Chester County, PA H&EFA (Chester County Hospital)[2]	6.750	07/01/2031	1,473,255
30,000	Chester Guaranteed Host Community, PA, Series B2	5.800	12/01/2013	30,007
10,000	Erie County, PA IDA (International Paper Company)[2]	5.850	12/01/2020	10,000
1,300,000	Luzerne County, PA IDA[2]	7.500	12/15/2019	1,284,712
500,000	Luzerne County, PA IDA[2]	7.750	12/15/2027	489,540
25,000,000	PA EDFA (Bionol Clearfield)[2]	8.500	07/15/2015	20,674,000
5,000,000	PA EDFA (National Gypsum Company)[2]	6.250	11/01/2027	3,554,850
6,300,000	PA EDFA (Northampton Generating)	6.500	01/01/2013	3,489,948
7,450,000	PA EDFA (Northampton Generating)	6.600	01/01/2019	4,106,738
1,905,000	PA EDFA (Reliant Energy)[2]	6.750	12/01/2036	1,930,908
14,200,000	PA EDFA (Reliant Energy)[2]	6.750	12/01/2036	14,393,120
4,100,000	PA EDFA (Reliant Energy)[2]	6.750	12/01/2036	4,155,760
11,470,000	PA EDFA (USG Corp.)[2]	6.000	06/01/2031	9,433,043
11,500,000	PA Geisinger Authority Health System, Series A1	5.250	06/01/2039	11,841,493
3,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[2]	5.875	11/15/2016	2,999,670
3,500,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[2]	5.875	11/15/2021	3,360,245
100,000	Philadelphia, PA H&HEFA (Temple University Hospital)[2]	6.625	11/15/2023	100,004
F37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Pennsylvania Continued
$10,000,000	Sayre, PA Health Care Facilities Authority (Guthrie Healthcare System)[2]	0.951%[7]		12/01/2024	$6,987,500

					138,106,341

Rhode Island—2.3%
45,000,000	Central Falls, RI Detention Facility[2]	7.250		07/15/2035	38,679,750
45,000	RI Health & Educational Building Corp. (Roger Williams General Hospital)[2]	5.500		07/01/2018	41,893
20,000	RI Health & Educational Building Corp. (Roger Williams Medical Center)[2]	5.500		07/01/2028	16,124
4,000,000	RI Hsg. & Mtg. Finance Corp.[2]	5.000		10/01/2048	3,694,440
12,820,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.200		10/01/2047	12,401,544
52,090,000	RI Tobacco Settlement Financing Corp. (TASC)	6.125	[6]	06/01/2052	940,225
27,675,000	RI Tobacco Settlement Financing Corp. (TASC)[2]	6.250		06/01/2042	26,348,814
1,839,245,000	RI Tobacco Settlement Financing Corp. (TASC)	7.054	[6]	06/01/2052	40,647,315
42,825,000	RI Tobacco Settlement Financing Corp. (TASC)	7.868	[6]	06/01/2052	632,097
25,605,000	RI Tobacco Settlement Financing Corp. (TASC), Series A2	6.125		06/01/2032	24,458,664

					147,860,866

South Carolina—0.5%
1,375,000	Allendale County, SC School District Energy Savings Special Obligation[2]	8.500		12/01/2018	1,424,101
15,000	Georgetown County, SC Environmental Improvement (International Paper Company)[2]	6.250		09/01/2023	15,011
7,285,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)[2]	7.750		11/01/2039	6,315,439
5,000	Horry County, SC Airport[2]	5.600		07/01/2017	5,007
5,145,000	Lancaster County, SC (Edenmoor Improvement District)	5.750		12/01/2037	1,807,644
1,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)[2]	5.250		11/01/2026	722,120
2,000,000	Myrtle Beach, SC Tax Increment (Myrtle Beach Air Force Base)[2]	5.300		11/01/2035	1,297,220
16,722,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[2]	6.200		11/01/2036	13,175,431
200,000	SC Connector 2000 Assoc. Toll Road, Series B5	6.300	[6]	01/01/2026	18,876
7,620,000	SC Connector 2000 Assoc. Toll Road, Series B5	6.453	[6]	01/01/2020	1,073,277
8,500,000	SC Connector 2000 Assoc. Toll Road, Series B5	6.621	[6]	01/01/2024	945,880
50,000	SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)[2]	5.650		05/01/2018	48,361
3,650,000	SC Jobs-EDA (Palmetto Health)[2]	5.750		08/01/2036	3,581,855
1,400,000	SC Jobs-EDA (Palmetto Health)[2]	5.750		08/01/2039	1,365,070
790,000	York County, SC Pollution Control (Bowater)[3,4,5]	7.400		01/01/2010	189,600

					31,984,892
F38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

South Dakota—0.7%
$1,725,000	Aberdeen, SD Economic Devel. (PresentationCollege)[2]	6.150%	05/01/2029	$1,544,220
19,000,000	Brown County, SD Solid Waste Facilities (Heartland Grain Fuels)[3]	8.250	01/01/2018	4,909,790
1,000,000	Lower Brule, SD Sioux Tribe, Series B2	5.500	05/01/2019	823,240
33,445,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[2]	6.500	06/01/2032	33,169,079
1,425,000	Turner County, SD Tax Increment[2]	5.000	12/15/2026	1,112,099

				41,558,428

Tennessee—0.6%
90,000	Blount County, TN H&EFB (Asbury)[2]	4.750	04/01/2012	88,854
790,000	Chattanooga, TN HE&HFB (Campus Devel. Foundation Phase I)[2]	5.500	10/01/2020	708,993
21,710,000	Maury County, TN Industrial Devel. Board (General Motors Corp.)[5]	6.500	09/01/2024	14,437,150
15,480,000	McMinn County, TN Industrial Devel. Board Pollution Control (Calhoun Newsprint)[3,5]	7.625	03/01/2016	3,715,200
19,575,000	McMinn County, TN Industrial Devel. Board Solid Waste (Calhoun Newsprint)[3,4,5]	7.400	12/01/2022	4,698,000
9,080,000	Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)[2]	5.750	04/01/2042	5,380,808
215,000	Memphis-Shelby County, TN Airport Authority (Express Airlines)[2]	6.125	12/01/2016	193,737
7,870,000	Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)[2]	8.000	04/01/2032	7,776,190
505,000	Shelby County, TN HE&HF (Lapaloma Apartments)[2]	7.750	12/01/2029	397,268

				37,396,200

Texas—20.1%
45,625,000	Alliance Airport Authority, TX (American Airlines)	5.250	12/01/2029	28,559,425
93,500,000	Alliance Airport Authority, TX (American Airlines)	5.750	12/01/2029	62,677,725
305,000	Alliance Airport Authority, TX (American Airlines)	7.000	12/01/2011	288,615
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)[2]	7.750	12/01/2028	206,770
235,000	Bexar County, TX HFC (American Opportunity Hsg.)[2]	7.500	01/01/2013	223,163
980,000	Bexar County, TX HFC (American Opportunity Hsg.)[2]	8.000	01/01/2031	776,013
1,130,000	Bexar County, TX HFC (American Opportunity Hsg.-Nob Hill Apartments)[3,4]	8.500	06/01/2031	452,463
995,000	Bexar County, TX HFC (Doral Club)[2]	8.750	10/01/2036	708,868
200,000	Bexar County, TX HFC (Honey Creek LLC)	8.000	04/01/2030	118,628
100,000	Bexar County, TX HFC (Honey Creek LLC)	9.000	04/01/2030	59,356
1,460,000	Bexar County, TX HFC (Perrin Square)[3,4]	9.750	11/20/2031	1,276,434
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.000	03/01/2041	19,113,145
F39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	5.400%	05/01/2029	$6,467,445
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.300	07/01/2032	1,238,723
14,080,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	04/01/2038	11,603,187
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750	10/01/2038	6,544,231
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	03/01/2032	6,484,200
28,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	7.700	04/01/2033	18,373,046
16,900,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[2]	7.000	11/01/2039	15,287,909
190,000	Cass County, TX IDC (International Paper Company)[2]	6.600	03/15/2024	191,989
45,125,000	Dallas, TX Area Rapid Transit[1]	5.250	12/01/2048	46,549,657
10,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2035	9,675,950
20,000	Dallas-Fort Worth, TX International Airport[2]	5.750	11/01/2030	20,017
32,500,000	Dallas-Fort Worth, TX International Airport (American Airlines/AMR Corp. Obligated Group)	5.500	11/01/2030	21,052,525
320,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.000	11/01/2014	289,507
63,880,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	6.375	05/01/2035	45,387,379
305,000	Dallas-Fort Worth, TX International Airport Facility (American Airlines)	8.250	11/01/2036	265,265
22,100,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.	9.000	05/01/2029	21,805,628
45,945,000	Dallas-Fort Worth, TX International Airport Facility Improvement Corp.	9.125	05/01/2029	43,572,400
2,115,000	Danbury, TX Higher Education Finance Corp. (Island Foundation)[2]	6.250	02/15/2036	1,774,337
450,000	Decatur, TX Hospital Authority (Wise Regional Health System)[2]	5.625	09/01/2013	472,793
22,950,000	Donna, TX GO2	6.250	02/15/2037	17,313,251
55	El Paso, TX HFC (Single Family)[2]	6.180	04/01/2033	58
50,000	Gainesville, TX Hsg. Authority[2]	6.800	12/01/2020	45,583
1,000,000	Grapevine, TX IDC (Air Cargo)[2]	6.500	01/01/2024	928,910
11,930,493	Gulf Coast, TX IDA (Microgy Holdings)[5]	7.000	12/01/2036	2,356,272
150,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[2]	5.700	04/01/2032	141,357
6,000,000	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital)[2]	5.000	10/01/2029	6,086,940
F40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Texas Continued
$2,225,000	Harris County, TX Cultural Education FacilitiesFinance Corp. (Space Center Houston)[2]	7.000%	08/15/2028	$2,222,597
5,440,000	Harris County, TX IDC (Continental Airlines)[2]	5.375	07/01/2019	4,719,363
1,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[2]	5.625	11/01/2026	1,504,073
2,750,000	HFDC of Central TX (Legacy at Willow Bend Retirement Community)[2]	5.750	11/01/2036	2,170,438
2,000,000	HFDC of Central TX (Lutheran Social Services of the South)[2]	6.875	02/15/2032	1,857,600
4,000,000	HFDC of Central TX (Villa De San Antonio)	6.250	05/15/2036	2,675,480
7,940,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	5.700	07/15/2029	6,467,924
7,290,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	5.700	07/15/2029	5,938,434
18,840,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	6.125	07/15/2017	17,298,700
18,735,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	6.125	07/15/2027	16,038,471
20,245,000	Houston, TX Airport Special Facilities (Continental Airlines)[2]	6.125	07/15/2027	17,331,137
56,165,000	Houston, TX Airport Special Facilities (Continental Airlines)	6.750	07/01/2029	53,091,090
100,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.000	07/01/2029	97,327
3,520,000	Houston, TX Airport Special Facilities (Continental Airlines)	7.375	07/01/2022	3,523,168
470,000	Houston, TX IDC (Air Cargo)[2]	6.375	01/01/2023	428,861
10,000,000	La Vernia, TX Higher Education Finance Corp.[2]	7.125	02/15/2038	9,865,800
1,945,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[2]	6.000	07/01/2032	1,393,768
575,000	Matagorda County, TX Navigation District (Reliant Energy)[2]	5.950	05/01/2030	558,095
1,800,000	Maverick County, TX GO COP[2]	8.750	03/01/2034	1,827,234
6,110,000	Maverick County, TX GO COP[2]	8.750	03/01/2034	6,152,159
665,000	Midlothian, TX Devel. Authority Tax Increment[2]	5.125	11/15/2026	576,289
38,000,000	North Central TX HFDC (Children’s Medical Center)[1]	5.750	08/15/2039	39,584,980
100,000	Northwest Harris County, TX Municipal Utility District (Waterworks & Sewer)[2]	6.100	04/01/2012	100,119
5,315,928	Sabine Neches, TX HFC (Single Family Mtg.)[1]	4.875	12/01/2039	5,385,291
4,100,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.150	08/01/2022	2,582,959
1,800,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	1,110,942
25,000	San Antonio, TX HFC (La Risa Apartments)	8.250	01/01/2026	20,544
6,800,000	San Jacinto, TX Community College District[1]	5.000	02/15/2033	6,971,836
10,000,000	San Jacinto, TX Community College District[1]	5.125	02/15/2038	10,268,300
3,600,000	Southeast TX HFC (Forest View Apartments)[3,4]	6.750	07/01/2037	1,831,896
5,870,000	Springhill, TX Courtland Heights Public Facility Corp.[2]	5.850	12/01/2028	3,578,469
14,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1]	5.750	11/15/2024	15,357,090
F41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Texas Continued
$34,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[1]	6.250%		11/15/2029	$37,295,790
3,750,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[2]	5.750		11/15/2037	3,298,313
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[11]	5.000		12/01/2033	13,406,175
16,890,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[11]	5.000		12/01/2036	16,716,540
1,600,000	Travis County, TX HFDC (Querencia Barton Creek)[2]	5.650		11/15/2035	1,284,128
2,495,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	1,362,195
20,500,000	Trophy Club, TX Public Improvement (Highlands Trophy Club)[2]	7.750		10/01/2037	18,697,025
2,320,000	TX Affordable Hsg. Corp. (American Hsg. Foundation)[3,4]	8.000		03/01/2032	115,675
6,170,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[3]	8.000		03/01/2032	2,478,427
35,600,000	TX Angelina & Neches River Authority (Aspen Power)[2]	6.500		11/01/2029	20,488,512
45,000	TX Angelina & Neches River Authority Solid Waste (Champion International Corp.)[2]	6.300		04/01/2018	45,039
250,000	TX Angelina & Neches River Authority Waste Disposal (Temple-Inland)[2]	6.950		05/01/2023	247,198
10,000	TX Dept. of Hsg. & Community Affairs[2]	5.350		07/01/2033	9,854
155,000	TX Dept. of Hsg. & Community Affairs (Sugar Creek Apartments)[2]	6.000		01/01/2042	157,846
38,380,000	TX Multifamily Housing Options (Affordable Hsg.)	0.640	[7]	01/01/2039	13,452,190
1,465,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[2]	5.950		11/01/2034	1,401,302
5,960,000	TX Municipal Gas Acquisition & Supply Corp.[2]	1.620	[7]	12/15/2026	4,051,310
451,755,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	484,193,163
4,360,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[3,4]	6.750		03/01/2031	2,227,524
10,000,000	TX Private Activity Bond Surface Transportation Corp.[2]	6.875		12/31/2039	10,454,700
3,075,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[2]	5.375		02/15/2037	2,395,517
1,600,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[2]	6.250		09/01/2036	1,372,480
25,000	TX Student Hsg. Corp. (University of North Texas)[2]	6.000		07/01/2011	24,377
635,000	TX Student Hsg. Corp. (University of North Texas)[2]	6.750		07/01/2021	516,700
200,000	TX Student Hsg. Corp. (University of North Texas)[2]	6.850		07/01/2031	148,940
2,500,000	Tyler, TX HFDC (Mother Frances Hospital Regional Health Care Center)[2]	5.000		07/01/2033	2,101,975
2,115,000	Vintage Township, TX Public Facilities Corp.[2]	7.375		10/01/2038	1,888,843
1,279,000	Vintage Township, TX Public Facilities Corp.[2]	7.375		10/01/2038	1,142,237

					1,281,893,573
F42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions—0.5%
$700,000	Northern Mariana Islands Commonwealth, Series A2	6.750%	10/01/2033	$642,082
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2057	10,846,851
17,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750	08/01/2057	17,927,775

				29,416,708

Utah—0.1%
85,000	Emery County, UT Pollution Control (Pacificorp)[2]	5.625	11/01/2023	85,373
1,780,000	UT HFA (RHA Community Service of Utah)[2]	6.875	07/01/2027	1,631,512
1,315,000	Utah County, UT Charter School (Lincoln Academy)[2]	5.875	06/15/2037	1,056,392
825,000	Utah County, UT Charter School (Renaissance Academy)[2]	5.625	07/15/2037	638,996
4,425,000	West Valley City, UT Sewer (East Hollywood High School)[2]	5.625	06/15/2037	3,407,339

				6,819,612

Vermont—0.0%
10,000	VT EDA (Wake Robin Corp.)[2]	6.000	03/01/2022	9,593
75,000	VT EDA (Wake Robin Corp.)[2]	6.300	03/01/2033	71,495
2,492,070	VT Educational & Health Buildings Financing Agency (Marlboro College)[2]	2.779	04/01/2019	1,868,130

				1,949,218

Virginia—1.3%
570,000	Bedford County, VA IDA (Georgia-Pacific Corp.)[2]	5.600	12/01/2025	514,978
595,000	Bedford County, VA IDA (Georgia-Pacific Corp.)[2]	6.300	12/01/2025	580,976
2,535,000	Bedford County, VA IDA (Georgia-Pacific Corp.)[2]	6.550	12/01/2025	2,539,031
1,875,000	Celebrate, VA North Community Devel. Authority Special Assessment[2]	6.750	03/01/2034	1,488,225
14,802,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.125	03/01/2036	9,631,957
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.450	03/01/2036	6,231,988
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[2]	5.800	03/01/2036	2,262,859
475,000	Giles County, VA IDA (Hoechst Celanese Corp.)[2]	5.950	12/01/2025	444,762
7,930,000	Giles County, VA IDA (Hoechst Celanese Corp.)[2]	6.625	12/01/2022	7,928,890
235,000	Goochland County, VA IDA (Georgia-Pacific Corp.)[2]	5.650	12/01/2025	216,494
4,000,000	Lewistown, VA Commerce Center Community Devel. Authority[2]	6.050	03/01/2027	3,207,120
3,000,000	New Port, VA CDA[2]	5.600	09/01/2036	1,600,260
2,050,000	Norfolk, VA EDA, Series A2	6.000	11/01/2036	1,296,379
760,000	Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)[2]	6.125	01/01/2035	655,933
10,425,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[2]	6.450	09/01/2037	9,763,847
F43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

Virginia Continued
$10,000,000	Richmond, VA Public Utility[1]	5.000%		01/15/2040	$10,436,450
5,300,000	VA Celebrate South CDA Special Assessment[2]	6.250		03/01/2037	3,883,098
3,400,000	VA H2O Community Devel. Authority[2]	5.200		09/01/2037	1,913,282
9,770,000	VA Small Business Financing Authority (Hampton Roads Proton)[2]	9.000		07/01/2039	10,158,064
228,700,000	VA Tobacco Settlement Authority	7.075	[6]	06/01/2047	9,648,853
2,500,000	West Point, VA IDA Solid Waste (Chesapeake Corp.)[3,4,5]	6.375		03/01/2019	2,500

					84,405,946

Washington—3.0%
11,480,000	Chelan County, WA Public Utility District No. 001 (Chelan Hydropower)[1]	5.600		01/01/2036	11,502,608
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[2]	6.800		07/01/2019	25,156
15,000	King County, WA Hsg. Authority (Kona Village)[2]	6.700		01/01/2020	14,759
125,000	King County, WA Hsg. Authority (Southwood Square Apartments)[2]	6.100		10/01/2021	111,709
725,000	King County, WA Hsg. Authority (Southwood Square Apartments)[2]	6.200		10/01/2031	604,512
35,000	King County, WA Hsg. Authority (Woodridge Park)[2]	6.250		05/01/2015	35,148
50,000	King County, WA Hsg. Authority (Woodridge Park)[2]	6.350		05/01/2025	50,170
22,595,000	King County, WA Sewer[1]	5.750		01/01/2043	24,498,485
1,885,000	Kitsap County, WA Consolidated Hsg. Authority[2]	5.500		06/01/2027	1,482,439
2,350,000	Kitsap County, WA Consolidated Hsg. Authority[2]	5.600		06/01/2037	1,719,190
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[2]	6.100		10/01/2031	41,172
2,465,000	Port Camas, WA Public Industrial Corp. (James River Corp. of Virginia)[2]	6.700		04/01/2023	2,465,148
36,900,000	Port of Seattle, WA1	5.000		10/01/2032	36,503,694
5,000,000	Port of Seattle, WA Special Facility (Northwest Airlines)[2]	7.125		04/01/2020	4,961,950
13,600,000	Port of Seattle, WA Special Facility (Northwest Airlines)[2]	7.250		04/01/2030	13,604,488
2,425,000	Snohomish County, WA Hsg. Authority (Westwood Crossing Apartments)[2]	5.250		05/01/2037	1,701,526
100,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[2]	5.100		09/01/2015	94,252
1,675,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[2]	5.600		09/01/2025	1,390,568
1,250,000	Snohomish County, WA Hsg. Authority (Whispering Pines Apartments)[2]	5.750		09/01/2030	1,010,025
1,500,000	Tes Properties, WA1	5.500		12/01/2029	1,593,270
12,000,000	Tes Properties, WA1	5.625		12/01/2038	12,390,600
19,500,000	WA Health Care Facilities Authority (Peacehealth)[1]	5.000		11/01/2018	20,882,843
F44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

Washington Continued
$17,410,000	WA Health Care Facilities Authority (Peacehealth)[1]	5.000%	11/01/2028	$17,732,096
15,000,000	WA Health Care Facilities Authority (Seattle Children’s Hospital)[1]	5.625	10/01/2038	15,536,350
115,000	WA HEFA (Seattle University)[2]	5.250	05/01/2039	114,649
10,760,000	WA Kalispel Tribe Indians Priority District[2]	6.750	01/01/2038	8,952,105
14,285,000	WA Tobacco Settlement Authority (TASC)[2]	6.625	06/01/2032	14,323,427

				193,342,339

West Virginia—0.5%
13,435,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000	06/01/2028	11,733,995
1,840,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000	06/01/2035	1,531,395
13,710,000	Harrison County, WV Tax Increment (Charles Pointe)[2]	7.000	06/01/2035	11,410,559
25,000	Kingswood, WV Sewage System[2]	6.000	10/01/2025	23,065
1,920,000	WV Hospital Finance Authority (Charleston Area Medical Center)[2]	5.500	09/01/2025	1,921,210
15,000	WV Hospital Finance Authority (Charleston Area Medical Center)[2]	7.250	10/01/2014	15,051
4,000,000	WV Hospital Finance Authority (UTD Health System)[2]	5.500	06/01/2039	3,982,360

				30,617,635

Wisconsin—0.7%
27,100,000	Aztalan, WI Exempt Facility (Renew Energy)[3,5]	7.500	05/01/2018	3,753,350
600,000	Milwaukee, WI (Aero Milwaukee)[2]	6.500	01/01/2025	549,030
1,195,000	Milwaukee, WI (Air Cargo)[2]	7.500	01/01/2025	1,119,727
1,350,000	Monroe, WI Redevel. Authority (Monroe Clinic)[2]	5.875	02/15/2039	1,358,883
3,970,000	Necedah, WI Community Devel. Authority Exempt Facility (Castle Rock Renewable Fuels)[2]	7.500	03/01/2018	1,608,644
165,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[2]	6.800	11/01/2012	164,243
160,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[2]	6.850	05/01/2013	158,741
1,595,000	New Berlin, WI Hsg. Authority (Pinewood Creek)[2]	7.125	05/01/2024	1,460,861
200,000	Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)[2]	6.250	05/01/2019	178,952
1,750,000	Sokaogon, WI Chippewa Community (Gaming)[2]	7.000	01/01/2026	1,056,563
1,800,000	Sokaogon, WI Chippewa Community (Gaming)[2]	8.250	01/01/2017	1,087,416
3,000,000	WI H&EFA (AE Nursing Centers)[2]	7.250	06/01/2038	2,739,420
1,500,000	WI H&EFA (Aurora Health Care)[2]	5.600	02/15/2029	1,467,330
55,000	WI H&EFA (Aurora Health Care)[2]	5.625	02/15/2029	53,897
1,000,000	WI H&EFA (Eastcastle Place)[2]	6.125	12/01/2034	844,220
13,000,000	WI H&EFA (Froedtert & Community Health)[1]	5.000	04/01/2034	12,749,134
70,000	WI H&EFA (Marshfield Clinic)[2]	6.250	02/15/2029	70,186
7,335,000	WI H&EFA (Wellington Homes)[2]	6.750	09/01/2037	6,515,253
2,385,000	WI H&EFA (Wisconsin Illinois Senior Hsg.)[2]	5.800	08/01/2029	2,192,030
F45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Wisconsin Continued
$8,075,000	WI Hsg. & EDA (Home Ownership), Series D1	5.100%	09/01/2024	$8,124,611

				47,252,491

Total Municipal Bonds and Notes (Cost $9,900,025,554)				8,027,671,163

Corporate Bonds and Notes—0.1%
16,135,664	Delta Air Lines, Inc., Sr. Sec. Nts.[2,13] (Cost $15,974,309)	8.000	12/01/2015	8,089,777

Shares

Common Stocks—0.0%
146,685	Delta Air Lines, Inc.[4,13] (Cost $943,887)	1,793,958

Units		Strike Price	Expiration

Rights, Warrants, and Certificates—0.0%
1,631,721	Converted Organics, Inc. Wts.[4,13] (Cost $0)	$11.000	02/13/2012	358,979

Total Investments, at Value (Cost $9,916,943,750)—126.0%				8,037,913,877
Liabilities in Excess of Other Assets—(26.0)				(1,659,817,911)

Net Assets—100.0%				$6,378,095,966

Footnotes to Statement of Investments

1.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

3.	Issue is in default. See Note 1 of accompanying Notes.

4.	Non-income producing security.

5.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2010 was $65,483,574, which represents 1.03% of the Fund’s net assets. See Note 5 of accompanying Notes.

6.	Zero coupon bond reflects effective yield on the date of purchase.

7.	Represents the current interest rate for a variable or increasing rate security.

8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $3,141,480 or 0.05% of the Fund’s net assets as of January 31, 2010.

10.	Subject to a forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

11.	When-issued security or delayed delivery to be delivered and settled after January 31, 2010. See Note 1 of accompanying Notes.

12.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.

13.	Received as a result of a corporate action.
F46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$54,693,783	$—	$54,693,783
Alaska	—	15,556,136	—	15,556,136
Arizona	—	219,204,920	—	219,204,920
Arkansas	—	6,269,643	—	6,269,643
California	—	1,108,835,340	—	1,108,835,340
Colorado	—	300,320,655	—	300,320,655
Connecticut	—	8,241,718	—	8,241,718
Delaware	—	4,707,216	—	4,707,216
District of Columbia	—	142,741,953	—	142,741,953
Florida	—	1,031,231,726	—	1,031,231,726
Georgia	—	87,651,874	—	87,651,874
Hawaii	—	9,287,840	—	9,287,840
Idaho	—	66,008	—	66,008
Illinois	—	444,627,638	—	444,627,638
Indiana	—	160,565,504	—	160,565,504
Iowa	—	135,386,118	—	135,386,118
Kansas	—	5,976,773	—	5,976,773
Kentucky	—	19,339,003	—	19,339,003
Louisiana	—	99,261,522	—	99,261,522
Maine	—	28,350,439	—	28,350,439
Maryland	—	17,736,301	—	17,736,301
Massachusetts	—	133,301,795	—	133,301,795
Michigan	—	271,206,024	—	271,206,024
Minnesota	—	70,037,713	—	70,037,713
Mississippi	—	21,781,518	—	21,781,518
Missouri	—	91,029,402	—	91,029,402
Montana	—	9,615,426	—	9,615,426
Multi States	—	4,424,160	—	4,424,160
Nebraska	—	39,021,149	—	39,021,149
Nevada	—	54,174,724	—	54,174,724
New Hampshire	—	6,026,022	—	6,026,022
New Jersey	—	670,519,497	—	670,519,497
F47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Municipal Bonds and Notes Continued
New Mexico	$—	$36,076,404	$—	$36,076,404
New York	—	232,943,360	—	232,943,360
North Carolina	—	50,262,637	—	50,262,637
North Dakota	—	3,411,183	—	3,411,183
Ohio	—	289,744,166	—	289,744,166
Oklahoma	—	59,922,745	—	59,922,745
Oregon	—	11,516,879	—	11,516,879
Pennsylvania	—	138,106,341	—	138,106,341
Rhode Island	—	147,860,866	—	147,860,866
South Carolina	—	31,984,892	—	31,984,892
South Dakota	—	41,558,428	—	41,558,428
Tennessee	—	37,396,200	—	37,396,200
Texas	—	1,268,441,383	13,452,190	1,281,893,573
U.S. Possessions	—	29,416,708	—	29,416,708
Utah	—	6,819,612	—	6,819,612
Vermont	—	1,949,218	—	1,949,218
Virginia	—	84,405,946	—	84,405,946
Washington	—	193,342,339	—	193,342,339
West Virginia	—	30,617,635	—	30,617,635
Wisconsin	—	47,252,491	—	47,252,491
Corporate Bonds and Notes	—	8,089,777	—	8,089,777
Common Stocks	1,793,958	—	—	1,793,958
Rights, Warrants, and Certificates	358,979	—	—	358,979

Total Assets	$2,152,937	$8,022,308,750	$13,452,190	$8,037,913,877

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
AG	Allegheny General Hospital
AGH	Adventist Glenoaks Hospital
AH	Ascension Health
AHF	American Housing Foundation
AHSGA	Adventist Health System-Georgia
AUS	Allegheny United Hospital
CAB	Capital Appreciation Bond
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CFGH	Central Florida Group Homes
CHE	Catholic Health East
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Services
CMH	Copley Memorial Hospital
CMHMF	Community Memorial Hospital of Menomonee Fulls
COP	Certificates of Participation
DA	Dormitory Authority
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
F48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHC	Elmhurst Memorial Healthcare
EMHH	Elmhurst Memorial Home Health
F + CH	Froedtert + Community Health
FMLH	Froedtert Memorial Lutheran Hospital
FMOOLHS	Franciscan Missionaries of Our Lady Health System
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HAPM	Health Alliance Plan of Michigan
HDA	Hospital Devel. Authority
HDC	Housing Devel. Corp.
HE&HF	Higher Educational and Housing Facilities
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFHS	Henry Ford Health System
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
IF & PCFA	Industrial Facilities and Pollution Control Financing Authority
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
JGCCF	Jewish Geriatric & Convalescent Center Foundation
JHF	Jewish Hospital Foundation
LH	Lowman Home
LS	Lutheran Services
MC	Mccauley Center
MCP	Medical College Of Pennsylvania
MM	Mercy Medical
MetroF	Metro Foundation
MetroH	Metropolitan Hospital
MetroHC	Metropolitan Health Corporation
NH	Northgate Housing
NTH	North Terrace Housing
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OLOLRMC	Our Lady of Lourdes Regional Medical Center
OUH	Oakwood United Hospitals
PHF	Piedmont Healthcare
PHC	Piedmont Hospital Foundation
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RHA	Resource Healthcare of America
RITES	Residual Interest Tax Exempt Security
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SANC	St. Anne’s Nursing Center
SFMC	St. Francis Medical Center
SHCNA	Seton Health Corp. of North Alabama
SHCSA	Seton Health Corp. of South Alabama
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SJR	St. Joseph Residence
SJRNC	St. Johns Rehabilitation and Nursing Center
SMHC	St. Marys Healthcare Center
SVH	Saint Vincent’s Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TYW	The YMCA of Wichita
UDC	Urban Devel. Corp.
VH	Village Housing
VMNRC	Villa Marina Nursing & Rehabilitation Center
VS	Village Shalom
VSCF	Village Shalom Charitable Foundation
WH&MC	Wyandotte Hospital & Medical Center
WPAHS	West Penn Allegheny Health System
WPAON	West Penn Allegheny Oncology Network
WPH	Western Pennsylvania Hospital
WSREC	West Suburban Recycling and Energy Corp.
See accompanying Notes to Financial Statements.
F49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2010

Assets
Investments, at value (cost $9,916,943,750)—see accompanying statement of investments	$8,037,913,877
Cash	1,610,458
Receivables and other assets:
Interest	116,395,860
Shares of beneficial interest sold	17,226,017
Investments sold (including $501,875 sold on a when-issued or delayed delivery basis)	7,784,342
Other	6,213,064

Total assets	8,187,143,618

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,567,455,000
Payable on borrowings (See Note 6)	115,700,000
Investments purchased (including $76,161,942 purchased on a when-issued or delayed delivery basis)	90,996,674
Shares of beneficial interest redeemed	24,434,392
Dividends	7,148,945
Distribution and service plan fees	786,161
Trustees’ compensation	751,234
Transfer and shareholder servicing agent fees	309,421
Shareholder communications	123,401
Interest expense on borrowings	21,503
Other	1,320,921

Total liabilities	1,809,047,652

Net Assets	$6,378,095,966

Composition of Net Assets
Paid-in Capital	$9,810,890,055
Accumulated net investment income	27,947,775
Accumulated net realized loss on investments	(1,581,711,991)
Net unrealized depreciation on investments	(1,879,029,873)

Net Assets	$6,378,095,966

F50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,491,104,225 and 629,495,247 shares of beneficial interest outstanding)	$7.13
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.49

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $244,196,709 and 34,120,366 shares of beneficial interest outstanding)	$7.16

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,642,795,032 and 230,786,268 shares of beneficial interest outstanding)	$7.12
See accompanying Notes to Financial Statements.
F51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2010

Investment Income
Interest	$298,118,394
Other income	2,464

Total investment income	298,120,858

Expenses
Management fees	11,237,932
Distribution and service plan fees:
Class A	3,116,452
Class B	1,101,830
Class C	6,989,877
Transfer and shareholder servicing agent fees:
Class A	1,202,668
Class B	187,083
Class C	629,743
Shareholder communications:
Class A	86,020
Class B	12,829
Class C	43,757
Interest expense and fees on short-term floating rate notes issued (See Note 1)	13,534,635
Borrowing fees	12,011,600
Interest expense on borrowings	428,873
Trustees’ compensation	80,215
Custodian fees and expenses	34,288
Other	267,147

Total expenses	50,964,949
Less waivers and reimbursements of expenses	(60,192)

Net expenses	50,904,757

Net Investment Income	247,216,101

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(69,492,682)
Net change in unrealized depreciation on investments	1,096,503,166

Net Increase in Net Assets Resulting from Operations	$1,274,226,585

See accompanying Notes to Financial Statements.
F52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2010	July 31,
	(Unaudited)	2009

Operations
Net investment income	$247,216,101	$461,770,606
Net realized loss	(69,492,682)	(1,006,649,787)
Net change in unrealized depreciation	1,096,503,166	(1,152,854,532)

Net increase (decrease) in net assets resulting from operations	1,274,226,585	(1,697,733,713)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(169,859,276)	(326,236,980)
Class B	(8,785,567)	(20,619,463)
Class C	(56,527,223)	(109,271,240)

	(235,172,066)	(456,127,683)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	354,290,509	392,780,817
Class B	(12,696,382)	(31,165,765)
Class C	121,611,892	149,550,201

	463,206,019	511,165,253

Net Assets
Total increase (decrease)	1,502,260,538	(1,642,696,143)
Beginning of period	4,875,835,428	6,518,531,571

End of period (including accumulated net investment income of $27,947,775 and $15,903,740, respectively)	$6,378,095,966	$4,875,835,428

See accompanying Notes to Financial Statements.
F53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$1,274,226,585
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(1,061,513,230)
Proceeds from disposition of investment securities	766,834,043
Short-term investment securities, net	124,409,298
Premium amortization	2,206,636
Discount accretion	(43,063,390)
Net realized loss on investments	69,492,682
Net change in unrealized depreciation on investments	(1,096,503,166)
Increase in interest receivable	(7,385,098)
Decrease in receivable for securities sold	1,712,137
Decrease in other assets	6,879,346
Increase in payable for securities purchased	89,221,454
Decrease in other liabilities	(6,202,932)

Net cash provided by operating activities	120,314,365

Cash Flows from Financing Activities
Proceeds from bank borrowings	872,000,000
Payments on bank borrowings	(1,220,500,000)
Payments on short-term floating rate notes issued	(19,435,000)
Proceeds from shares sold	1,136,873,048
Payments on shares redeemed	(795,908,033)
Cash distributions paid	(93,442,733)

Net cash used in financing activities	(120,412,718)
Net decrease in cash	(98,353)
Cash, beginning balance	1,708,811

Cash, ending balance	$1,610,458

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $138,546,179.
Cash paid for interest on bank borrowings—$655,024.
Cash paid for interest on short-term floating rate notes issued—$13,534,635.
See accompanying Notes to Financial Statements.
F54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.90	$8.89	$12.43	$12.47	$12.69	$11.13

Income (loss) from investment operations:
Net investment income[1]	.29	.62	.70	.67	.69	.78
Net realized and unrealized gain (loss)	1.22	(2.98)	(3.57)	(.03)	(.24)	1.59

Total from investment operations	1.51	(2.36)	(2.87)	.64	.45	2.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.63)	(.67)	(.68)	(.67)	(.81)

Net asset value, end of period	$7.13	$5.90	$8.89	$12.43	$12.47	$12.69

Total Return, at Net Asset Value[2]	25.74%	(26.44)%	(23.62)%	5.16%	3.79%	21.97%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,491,104	$3,408,946	$4,503,510	$5,886,284	$3,439,135	$2,309,856

Average net assets (in thousands)	$4,198,382	$3,338,722	$4,903,394	$4,813,462	$2,721,861	$1,366,113

Ratios to average net assets:[3]
Net investment income	8.43%	9.89%	6.70%	5.23%	5.60%	6.46%
Expenses excluding interest and fees on short-term floating rate notes issued	1.01%	1.63%	0.79%	0.63%	0.67%	0.69%
Interest and fees on short-term floating rate notes issued[4]	0.45%	1.34%	1.25%	0.84%	0.81%	0.39%

Total expenses	1.46%	2.97%	2.04%	1.47%	1.48%	1.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.46%	2.97%	2.04%	1.47%	1.48%	1.08%

Portfolio turnover rate	11%	20%	37%	6%	24%	6%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.92	$8.91	$12.46	$12.50	$12.72	$11.15

Income (loss) from investment operations:
Net investment income[1]	.26	.57	.62	.57	.60	.70
Net realized and unrealized gain (loss)	1.23	(2.99)	(3.58)	(.02)	(.24)	1.59

Total from investment operations	1.49	(2.42)	(2.96)	.55	.36	2.29

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.57)	(.59)	(.59)	(.58)	(.72)

Net asset value, end of period	$7.16	$5.92	$8.91	$12.46	$12.50	$12.72

Total Return, at Net Asset Value[2]	25.30%	(27.02)%	(24.27)%	4.34%	2.97%	21.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$244,197	$212,745	$356,192	$586,763	$558,386	$528,192

Average net assets (in thousands)	$243,027	$232,793	$458,627	$587,412	$533,869	$410,031

Ratios to average net assets:[3]
Net investment income	7.61%	8.99%	5.86%	4.49%	4.84%	5.80%
Expenses excluding interest and fees on short-term floating rate notes issued	1.87%	2.47%	1.60%	1.41%	1.46%	1.48%
Interest and fees on short-term floating rate notes issued[4]	0.45%	1.34%	1.25%	0.84%	0.81%	0.39%

Total expenses	2.32%	3.81%	2.85%	2.25%	2.27%	1.87%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.32%	3.81%	2.85%	2.25%	2.27%	1.87%

Portfolio turnover rate	11%	20%	37%	6%	24%	6%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

	Six Months
	Ended
	January 31, 2010				Year Ended July 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.89	$8.87	$12.41	$12.45	$12.67	$11.11

Income (loss) from investment operations:
Net investment income[1]	.26	.57	.62	.57	.60	.68
Net realized and unrealized gain (loss)	1.22	(2.97)	(3.57)	(.02)	(.24)	1.60

Total from investment operations	1.48	(2.40)	(2.95)	.55	.36	2.28

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.58)	(.59)	(.59)	(.58)	(.72)

Net asset value, end of period	$7.12	$5.89	$8.87	$12.41	$12.45	$12.67

Total Return, at Net Asset Value[2]	25.31%	(26.98)%	(24.26)%	4.38%	3.01%	21.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,642,795	$1,254,144	$1,658,830	$2,125,327	$1,299,995	$868,108

Average net assets (in thousands)	$1,543,276	$1,215,913	$1,800,637	$1,756,797	$1,050,344	$488,562

Ratios to average net assets:[3]
Net investment income	7.66%	9.09%	5.93%	4.47%	4.83%	5.68%
Expenses excluding interest and fees on short-term floating rate notes issued	1.78%	2.41%	1.56%	1.39%	1.44%	1.46%
Interest and fees on short-term floating rate notes issued[4]	0.45%	1.34%	1.25%	0.84%	0.81%	0.39%

Total expenses	2.23%	3.75%	2.81%	2.23%	2.25%	1.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.23%	3.75%	2.81%	2.23%	2.25%	1.85%

Portfolio turnover rate	11%	20%	37%	6%	24%	6%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester National Municipals (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign
F58 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to
F59 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$76,161,942
Sold securities	501,875
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 35% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $1,567,455,000 as of January 31, 2010, which represents 19.15% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term
F60 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2010, municipal bond holdings with a value of $2,420,901,676 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $1,567,455,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,895,000	AL HFA (Single Family Mtg.) ROLs[3]	15.075%	10/1/32	$3,907,230
6,381,000	Aurora, IL Single Family Mtg. ROLs[3]	15.297	12/1/39	8,028,447
7,785,000	Aurora, IL Single Family Mtg. ROLs[3]	19.548	12/1/45	9,846,079
57,275,000	AZ Health Facilities Authority ROLs[3]	0.987	1/1/37	32,452,588
17,620,000	AZ Health Facilities Authority ROLs[3]	1.012	1/1/37	9,983,668
53,605,000	AZ Health Facilities Authority ROLs[3]	1.012	1/1/37	30,373,129
4,125,000	Broward County, FL Water and Sewer ROLs[3]	15.840	10/1/34	4,681,050
3,715,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	15.691	12/1/28	3,721,390
139,520,000	CA Golden State Tobacco Securitization Corp. ROLs[3]	6.383	6/1/47	85,443,443
3,855,000	CA Health Facilities Financing Authority ROLs[3]	17.548	7/1/39	4,375,425
2,615,000	Cerritos, CA Community College District DRIVERS	15.416	8/1/33	2,874,617
F61 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$4,710,000	Chelan County, WA Public Utility District No. 1 ROLs[3]	10.328%	1/1/36	$4,732,608
13,125,000	CO Health Facilities Authority (Catholic Health Initiatives) DRIVERS	7.734	7/1/39	13,320,300
11,985,000	Dallas, TX Area Rapid Transit ROLs[3]	14.956	12/1/48	13,409,657
2,500,000	Dallas-Fort Worth, TX International Airport ROLs[3]	14.941	11/1/35	2,175,950
8,250,000	Desert, CA Community College District[3]	14.941	8/1/37	8,475,720
7,025,000	Detroit, MI Sewer Disposal System ROLs[3]	0.843	7/1/32	(1,703,563)
2,595,000	District of Columbia HFA RITES	14.306	6/1/38	2,490,162
4,675,000	Douglas County, NE Hospital Authority ROLs[3]	18.745	11/1/48	5,740,059
1,895,000	FL HFC ROLs[3]	15.406	7/1/38	1,967,162
14,530,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	7.734	6/15/29	15,073,131
6,865,000	Fulton County, GA Devel. Authority (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS	8.166	6/15/37	7,128,891
6,670,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.439	4/1/44	7,234,415
5,790,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.123	4/1/44	6,122,578
3,670,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.110	4/1/44	3,880,805
3,335,000	IL Finance Authority (Advocate Health Care) DRIVERS	12.115	4/1/44	3,526,562
6,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	8.599	11/1/39	6,707,438
2,500,000	IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS	8.383	11/1/39	2,635,225
8,000,000	IN Finance Authority (Trinity Health Credit Group) DRIVERS	11.796	12/1/38	8,554,000
5,650,000	King County, WA Sewer ROLs[3]	17.574	1/1/43	7,553,485
3,500,000	KY EDFA (Baptist Healthcare System) ROLs[3]	16.245	8/15/24	4,597,600
4,330,000	Long Beach, CA Harbor DRIVERS	11.467	5/15/27	4,419,848
F62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	15.618%	5/15/30	$8,398,144
1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	14.541	7/1/34	1,393,000
1,250,000	Los Angeles, CA Dept. of Water & Power DRIVERS	14.541	7/1/39	1,363,600
4,065,000	Los Angeles, CA Harbor Dept. DRIVERS	15.425	8/1/39	4,530,686
2,750,000	Los Angeles, CA Unified School District ROLs[3]	14.431	7/1/32	2,844,600
1,835,000	Los Angeles, CA Unified School District ROLs[3]	14.982	1/1/34	1,843,294
2,640,000	Los Angeles, CA Unified School District ROLs[3]	14.987	1/1/34	2,651,933
2,190,000	Los Angeles, CA Unified School District ROLs[3]	14.873	1/1/34	2,199,899
7,500,000	Los Angeles, CA Unified School District ROLs[3]	14.941	7/1/32	7,758,000
7,605,000	MA Educational Financing Authority ROLs[3]	15.458	1/1/30	8,146,020
2,125,000	MA H&EFA ROLs[3]	7.870	7/1/34	2,162,995
11,550,000	MA H&EFA ROLs[3]	7.870	7/1/39	11,721,864
3,940,000	MA HFA ROLs[3]	10.500	6/1/49	3,410,031
3,125,000	MA HFA ROLs[3]	10.734	12/1/49	3,093,063
13,020,000	MA HFA ROLs[3]	14.721	7/1/25	13,266,859
4,035,000	Metropolitan Washington D.C. Airport Authority, Series B DRIVERS	10.842	10/1/34	3,832,201
7,330,000	Metropolitan Washington, D.C. Airport Authority ROLs[3]	14.849	10/1/32	6,937,112
5,000,000	Miami-Dade County, FL Aviation ROLs[3]	11.346	10/1/40	3,956,650
2,500,000	Miami-Dade County, FL School Board ROLs[3]	15.810	2/1/27	3,050,300
2,500,000	Miami-Dade County, FL School Board ROLs[3]	14.941	2/1/27	2,866,900
12,500,000	Miami-Dade County, FL School Board ROLs[3]	16.245	2/1/34	14,619,500
3,000,000	Montgomery County, OH (Catholic Health Initiatives) DRIVERS	14.559	5/1/39	3,043,200
1,945,000	Montgomery County, OH Sewer (Catholic Health Initiatives)	14.559	5/1/39	1,973,008
F63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,885,000	Newport Beach, CA GO ROLs[3]	14.995%	12/1/24	$3,147,824
60,560,000	NJ Tobacco Settlement Financing Corp. ROLs[3]	5.179	6/1/29	39,714,642
7,190,000	NM Hospital Equipment ROLs[3]	11.403	8/1/39	7,148,154
9,500,000	North Central Texas HFDC (Children’s Medical Center) DRIVERS	17.156	8/15/39	11,084,980
5,000,000	NYC Municipal Water Finance Authority DRIVERS	14.559	6/15/36	5,459,000
5,000,000	NYC Municipal Water Finance Authority DRIVERS	14.559	6/15/39	5,679,900
3,020,000	NYS DA (State Personal Income Tax Authority) DRIVERS	14.553	3/15/35	3,315,477
2,500,000	NYS DA ROLs[3]	14.971	3/15/38	2,832,550
5,000,000	NYS UDC (State Personal Income Tax Authority) DRIVERS	14.559	3/15/37	5,566,200
3,335,000	Orange County, FL Health Facilities Authority (The Nemours Foundation) DRIVERS	11.141	1/1/39	3,348,907
4,625,000	Orlando, FL Utilities Commission ROLs[3]	15.810	10/1/39	5,699,943
3,750,000	Orlando, FL Utilities Commission ROLs[3]	14.941	10/1/33	4,341,900
2,875,000	PA Geisinger Authority Health System, Series A DRIVERS	15.425	6/1/39	3,216,493
3,100,000	Pima County, AZ IDA ROLs[3]	16.424	7/1/39	3,250,288
11,070,000	Port of Seattle, WA Special Facilities ROLs[3]	12.467	10/1/32	10,673,694
3,670,000	Puerto Rico Sales Tax Financing Corp. DRIVERS	11.786	8/1/57	3,516,851
4,250,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	15.020	8/1/57	5,177,775
3,210,000	RI Hsg. & Mtg. Finance Corp. ROLs[3]	15.793	10/1/47	2,791,544
2,500,000	Richmond, VA Public Utility ROLs[3]	14.941	1/15/40	2,936,450
1,392,000	Sabine Neches, TX HFC (Single Family Mtg.) ROLs	13.531	12/1/39	1,410,291
3,750,000	San Diego, CA Public Facilities Financing Authority DRIVERS	15.858	8/1/34	4,460,475
5,425,000	San Francisco, CA Bay Area Toll Authority ROLs[3]	11.722	4/1/47	5,657,136
7,370,000	San Francisco, CA Bay Area Toll Authority ROLs[3]	11.406	4/1/31	7,874,992
F64 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$1,700,000	San Jacinto, TX Community College District ROLs[3]	14.491%	2/15/33	$1,871,836
2,500,000	San Jacinto, TX Community College District ROLs[3]	14.925	2/15/38	2,768,300
3,000,000	Southern CA Metropolitan Water District DRIVERS	14.559	7/1/35	3,414,300
3,500,000	Tampa Bay, FL Regional Water Supply Authority DRIVERS	14.559	10/1/34	3,906,000
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	17.098	11/15/24	4,857,090
8,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. ROLs[3]	18.836	11/15/29	11,795,790
375,000	Tes Properties, WA DRIVERS	16.290	12/1/29	468,270
3,000,000	Tes Properties, WA DRIVERS	16.723	12/1/38	3,390,600
150,595,000	TX Municipal Gas Acquisition & Supply Corp. ROLs[3]	12.138	12/15/26	183,033,163
4,355,000	WA Health Care Facilities Authority (Peacehealth) DRIVERS	14.551	11/1/28	4,677,096
5,000,000	WA Health Care Facilities Authority (Seattle Children’s Hospital/Seattle Children’s Healthcare System Obligated Group)	12.770	10/1/38	5,536,350
4,875,000	WA Health Care Facilities Authority ROLs[3]	14.971	11/1/18	6,257,843
5,670,000	Wayne County, MI Airport Authority ROLs[3]	11.339	12/1/29	5,047,377
3,645,000	Wayne County, MI Airport Authority ROLs[3]	11.341	12/1/29	3,244,743
8,335,000	Wayne County, MI Airport Authority ROLs[3]	11.344	12/1/29	7,419,734
3,335,000	Wayne County, MI Airport Authority ROLs[3]	11.340	12/1/34	2,962,714
1,875,000	Westminster, CA Redevel. Agency Tax Allocation ROLs[3]	19.286	11/1/39	2,817,600
3,750,000	Westminster, CA Redevel. Agency Tax Allocation ROLs[3]	17.548	11/1/45	4,706,700
4,335,000	WI H&EFA (CMHMF/F&CH/FMLH Obligated Group) DRIVERS	11.142	4/1/34	4,084,134
4,040,000	WI Hsg. & EDA DRIVERS	7.826	9/1/24	4,089,612

				$853,446,676

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages F48 and F49 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
F65 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $1,190,936,438.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of January 31, 2010 is as follows:

Cost	$758,690,183
Market Value	$279,184,237
Market Value as a % of Net Assets	4.38%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of January 31, 2010, securities with an aggregate market value of $36,239,501, representing 0.57% of the Fund’s net assets, were subject to these forbearance agreements. Interest and principal payments of $2,151,250 and $735,000, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
F66 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

During the fiscal year ended July 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 31, 2009, the Fund had available for federal income tax purposes post-October losses of $829,697,958 and unused capital loss carryforwards as follows:

Expiring

2014	$187,364
2016	81,480,187
2017	566,789,505

Total	$648,457,056

As of January 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,547,647,696 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2010, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$10,014,168,986

Gross unrealized appreciation	$385,383,222
Gross unrealized depreciation	(2,361,638,331)

Net unrealized depreciation	$(1,976,255,109)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months
F67 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
ended January 31, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$20,508
Payments Made to Retired Trustees	53,147
Accumulated Liability as of January 31, 2010	433,177
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
F68 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	124,508,399	$859,249,481	276,370,390	$1,681,940,175
Dividends and/or distributions reinvested	14,790,870	102,182,380	32,720,913	198,677,274
Redeemed	(87,295,484)	(607,141,352)	(238,364,361)	(1,487,836,632)

Net increase	52,003,785	$354,290,509	70,726,942	$392,780,817

Class B
Sold	3,296,748	$22,665,819	8,133,260	$50,040,887
Dividends and/or distributions reinvested	668,090	4,621,587	1,784,195	10,905,137
Redeemed	(5,775,978)	(39,983,788)	(13,955,886)	(92,111,789)

Net decrease	(1,811,140)	$(12,696,382)	(4,038,431)	$(31,165,765)

Class C
Sold	36,787,852	$252,875,919	77,123,003	$473,777,038
Dividends and/or distributions reinvested	4,606,139	31,742,212	9,966,026	60,236,039
Redeemed	(23,528,637)	(163,006,239)	(61,182,005)	(384,462,876)

Net increase	17,865,354	$121,611,892	25,907,024	$149,550,201

F69 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$1,061,513,230	$766,834,043
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Next $10 billion	0.35
Over $11 billion	0.34
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2010, the Fund paid $2,034,710 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the
F70 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompen-sated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$14,366,275
Class C	33,866,275
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2010	$1,303,830	$124,058	$318,599	$197,694
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2010, the Manager reimbursed the Fund $60,192 for legal costs and fees. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
F71 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2315% as of January 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2010 equal 0.41% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2315%. Details of the borrowings for the six months ended January 31, 2010 are as follows:

Average Daily Loan Balance	$266,402,174
Average Daily Interest Rate	0.301%
Fees Paid	$10,005,904
Interest Paid	$655,024
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F72 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to defend against the suits brought against the Fund and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F73 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load high yield municipal debt funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median as of December 31, 2008. The Board also noted that the Fund’s recent performance has improved and its year-to date performance through June 5, 2009 (the most recent date available before the June 2009 Board meeting) was in the top quintile of its peer group category.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other high yield municipal debt funds with comparable asset levels and distribution features. The Board
20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. The Board also noted that effective September 1, 2008 the Fund pays the Manager an advisory fee at the following annual rate that declines as the Fund’s assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, 0.35% of the next $10 billion, and 0.34% of average annual net assets in excess over $11 billion.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Multi-State Municipal Trust

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	03/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	03/08/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	03/08/2010